  KP Retirement Path 2015 Fund

  Schedule of Investments

  March 31, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 72.6%
KP Fixed Income Fund	19,891,147	$199,906
KP International Equity Fund	3,534,933	35,279
KP Large Cap Equity Fund	6,898,081	88,502
KP Small Cap Equity Fund	1,445,592	15,381

Total Affiliated Registered Investment Companies (Cost $330,306) (000)		339,068

Unaffiliated Registered Investment Companies — 27.4%
DFA Commodity Strategy Portfolio, Cl Institutional	825,573	4,598
DFA International Real Estate Securities, Cl Institutional	913,197	4,666
DFA Real Estate Securities Portfolio, Cl Institutional	251,790	9,594
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	314,621	4,628
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	474,494	4,650
T. Rowe Price New Era Fund, Cl Institutional	136,997	4,644
Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,376,118	14,160
Vanguard Short-Term Bond Index Fund, Cl Institutional	4,361,733	45,449
Vanguard Short-Term Inflation- Protected Securities Index Fund, Cl Institutional	1,468,479	35,876

Total Unaffiliated Registered Investment Companies (Cost $127,269) (000)		128,265

Total Investments In Securities — 100.0% (Cost $457,575) (000)		$467,333

Percentages are based on Net Assets of $467,312 (000).

Cl – Class

As of March 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2015 Fund

Schedule of Investments

March 31, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2019	Income
KP Fixed Income Fund	$200,468	$12,112	$(19,724)	$7,605	$(555)	$199,906	$-
KP International Equity Fund	32,947	2,649	(3,796)	3,408	71	35,279	-
KP Large Cap Equity Fund	78,597	9,017	(10,351)	9,657	1,582	88,502	-
KP Small Cap Equity Fund	12,946	2,434	(2,023)	1,870	154	15,381	-
Totals	$324,958	$26,212	$(35,894)	$22,540	$1,252	$339,068	$-

Amounts designated as “-” are $0 or have been rounded to $0.

  KP Retirement Path 2020 Fund

  Schedule of Investments

  March 31, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 75.3%
KP Fixed Income Fund	38,908,669	$391,033
KP International Equity Fund	10,586,907	105,657
KP Large Cap Equity Fund	18,264,790	234,337
KP Small Cap Equity Fund	4,497,481	47,853

Total Affiliated Registered Investment Companies (Cost $757,627) (000)		778,880

Unaffiliated Registered Investment Companies — 24.7%
DFA Commodity Strategy Portfolio, Cl Institutional	1,832,119	10,205
DFA International Real Estate Securities, Cl Institutional	2,026,614	10,356
DFA Real Estate Securities Portfolio, Cl Institutional	558,748	21,288
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	698,239	10,271
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,053,011	10,320
T. Rowe Price New Era Fund, Cl Institutional	304,024	10,306
Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,042,881	31,311
Vanguard Short-Term Bond Index Fund, Cl Institutional	8,295,724	86,441
Vanguard Short-Term Inflation- Protected Securities Index Fund, Cl Institutional	2,674,381	65,336

Total Unaffiliated Registered Investment Companies (Cost $254,098) (000)		255,834

Total Investments In Securities — 100.0% (Cost $1,011,725) (000)		$1,034,714

Percentages are based on Net Assets of $1,034,670 (000).

Cl – Class

As of March 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2020 Fund

Schedule of Investments

March 31, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2019	Income
KP Fixed Income Fund	$384,055	$29,168	$(35,774)	$14,169	$(585)	$391,033	$-
KP International Equity Fund	97,325	7,096	(8,987)	9,976	247	105,657	-
KP Large Cap Equity Fund	204,684	22,561	(22,043)	24,072	5,063	234,337	-
KP Small Cap Equity Fund	39,739	7,123	(5,178)	5,799	370	47,853	-
Totals	$725,803	$65,948	$(71,982)	$54,016	$5,095	$778,880	$-

Amounts designated as “-” are $0 or have been rounded to $0.

  KP Retirement Path 2025 Fund

  Schedule of Investments

  March 31, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 79.6%
KP Fixed Income Fund	40,358,442	$405,603
KP International Equity Fund	18,478,506	184,415
KP Large Cap Equity Fund	28,080,769	360,276
KP Small Cap Equity Fund	8,082,205	85,995

Total Affiliated Registered Investment Companies (Cost $1,000,271) (000)		1,036,289

Unaffiliated Registered Investment Companies — 20.4%
DFA Commodity Strategy Portfolio, Cl Institutional	2,309,359	12,863
DFA International Real Estate Securities, Cl Institutional	2,554,395	13,053
DFA Real Estate Securities Portfolio, Cl Institutional	704,179	26,830
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	880,108	12,946
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,327,295	13,007
T. Rowe Price New Era Fund, Cl Institutional	383,205	12,991
Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,833,309	39,445
Vanguard Short-Term Bond Index Fund, Cl Institutional	7,491,969	78,066
Vanguard Short-Term Inflation- Protected Securities Index Fund, Cl Institutional	2,299,765	56,183

Total Unaffiliated Registered Investment Companies (Cost $263,587) (000)		265,384

Total Investments In Securities — 100.0% (Cost $1,263,858) (000)		$1,301,673

Percentages are based on Net Assets of $1,301,621 (000).

Cl – Class

As of March 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2025 Fund

Schedule of Investments

March 31, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2019	Income
KP Fixed Income Fund	$ 395,872	$ 35,452	$(39,645)	$14,522	$ (598)	$405,603	$-
KP International Equity Fund	166,937	11,293	(11,332)	17,172	345	184,415	-
KP Large Cap Equity Fund	310,376	31,312	(25,416)	38,069	5,935	360,276	-
KP Small Cap Equity Fund	70,134	12,212	(7,215)	10,318	546	85,995	-
Totals	$ 943,319	$ 90,269	$(83,608)	$80,081	$ 6,228	$1,036,289	$-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2030 Fund

Schedule of Investments

March 31, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 84.6%
KP Fixed Income Fund	32,398,550	$325,605
KP International Equity Fund	23,629,563	235,823
KP Large Cap Equity Fund	31,847,276	408,601
KP Small Cap Equity Fund	10,307,306	109,670

Total Affiliated Registered Investment Companies (Cost $1,039,259) (000)		1,079,699

Unaffiliated Registered Investment Companies — 15.4%
DFA Commodity Strategy Portfolio, Cl Institutional	2,190,193	12,199
DFA International Real Estate Securities, Cl Institutional	2,422,475	12,379
DFA Real Estate Securities Portfolio, Cl Institutional	667,649	25,436
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	834,729	12,279
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,258,863	12,337
T. Rowe Price New Era Fund, Cl Institutional	363,439	12,321
Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,623,835	37,290
Vanguard Short-Term Bond Index Fund, Cl Institutional	4,070,689	42,417
Vanguard Short-Term Inflation- Protected Securities Index Fund, Cl Institutional	1,205,131	29,441

Total Unaffiliated Registered Investment Companies (Cost $194,441) (000)		196,099

Total Investments In Securities — 100.0% (Cost $1,233,700) (000)		$1,275,798

Percentages are based on Net Assets of $1,275,749 (000).

Cl – Class

As of March 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2030 Fund

Schedule of Investments

March 31, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2019	Income
KP Fixed Income Fund	$ 317,485	$ 33,204	$ (36,113)	$11,635	$(606)	$325,605	$-
KP International Equity Fund	212,987	12,318	(11,640)	21,831	327	235,823	-
KP Large Cap Equity Fund	349,937	33,172	(23,749)	43,746	5,495	408,601	-
KP Small Cap Equity Fund	89,027	14,777	(7,830)	13,206	490	109,670	-
Totals	$ 969,436	$ 93,471	$ (79,332)	$90,418	$5,706	$1,079,699	$-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2035 Fund

Schedule of Investments

March 31, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 89.3%
KP Fixed Income Fund	29,417,300	$295,644
KP International Equity Fund	32,832,184	327,665
KP Large Cap Equity Fund	38,385,264	492,484
KP Small Cap Equity Fund	14,114,128	150,174

Total Affiliated Registered Investment Companies (Cost $1,213,072) (000)		1,265,967

Unaffiliated Registered Investment Companies — 10.7%
DFA Commodity Strategy Portfolio, Cl Institutional	2,185,080	12,171
DFA International Real Estate Securities, Cl Institutional	2,416,764	12,350
DFA Real Estate Securities Portfolio, Cl Institutional	665,987	25,374
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	832,793	12,250
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,255,958	12,308
T. Rowe Price New Era Fund, Cl Institutional	362,595	12,292
Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,616,842	37,217
Vanguard Short-Term Bond Index Fund, Cl Institutional	1,785,571	18,606
Vanguard Short-Term Inflation- Protected Securities Index Fund, Cl Institutional	379,241	9,265

Total Unaffiliated Registered Investment Companies (Cost $150,114) (000)		151,833

Total Investments In Securities — 100.0% (Cost $1,363,186) (000)		$1,417,800

Percentages are based on Net Assets of $1,417,748 (000).

Cl – Class

As of March 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2035 Fund

Schedule of Investments

March 31, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2019	Income
KP Fixed Income Fund	$287,371	$ 31,932	$(33,567)	$10,630	$(722)	$295,644	$-
KP International Equity Fund	293,919	14,696	(11,407)	30,171	286	327,665	-
KP Large Cap Equity Fund	420,244	34,996	(21,487)	53,801	4,930	492,484	-
KP Small Cap Equity Fund	121,373	18,742	(8,510)	17,983	586	150,174	-
Totals	$1,122,907	$ 100,366	$(74,971)	$112,585	$5,080	$1,265,967	$-

Amounts designated as “-” are $0 or have been rounded to $0.

  KP Retirement Path 2040 Fund

  Schedule of Investments

  March 31, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 92.6%
KP Fixed Income Fund	22,197,048	$223,080
KP International Equity Fund	34,812,441	347,428
KP Large Cap Equity Fund	36,880,122	473,173
KP Small Cap Equity Fund	14,942,657	158,990

Total Affiliated Registered Investment Companies (Cost $1,150,304) (000)		1,202,671

Unaffiliated Registered Investment Companies — 7.4%
DFA Commodity Strategy Portfolio, Cl Institutional	1,691,202	9,420
DFA International Real Estate Securities, Cl Institutional	1,870,464	9,558
DFA Real Estate Securities Portfolio, Cl Institutional	515,380	19,635
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	644,568	9,482
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	972,101	9,527
T. Rowe Price New Era Fund, Cl Institutional	280,642	9,514
Vanguard Inflation-Protected Securities Fund, Cl Institutional	2,799,451	28,806

Total Unaffiliated Registered Investment Companies (Cost $94,637) (000)		95,942

Total Investments In Securities — 100.0% (Cost $1,244,941) (000)		$1,298,613

Percentages are based on Net Assets of $1,298,567 (000).

Cl – Class

As of March 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2040 Fund

Schedule of Investments

March 31, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2019	Income
KP Fixed Income Fund	$ 216,689	$ 26,102	$ (27,137)	$ 8,197	$ (771)	$ 223,080	$ -
KP International Equity Fund	310,602	15,294	(10,553)	31,847	238	347,428	-
KP Large Cap Equity Fund	403,097	32,540	(18,524)	51,852	4,208	473,173	-
KP Small Cap Equity Fund	127,786	19,948	(8,254)	19,052	458	158,990	-
Totals	$ 1,058,174	$ 93,884	$ (64,468)	$ 110,948	$ 4,133	$1,202,671	$ -

Amounts designated as “-” are $0 or have been rounded to $0.

  KP Retirement Path 2045 Fund

  Schedule of Investments

  March 31, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.3%
KP Fixed Income Fund	14,424,791	$144,969
KP International Equity Fund	29,098,575	290,404
KP Large Cap Equity Fund	29,191,758	374,530
KP Small Cap Equity Fund	12,443,628	132,400

Total Affiliated Registered Investment Companies (Cost $908,869) (000)		942,303

Unaffiliated Registered Investment Companies — 5.7%
DFA Commodity Strategy Portfolio, Cl Institutional	1,008,831	5,619
DFA International Real Estate Securities, Cl Institutional	1,115,765	5,702
DFA Real Estate Securities Portfolio, Cl Institutional	307,428	11,713
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	384,500	5,656
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	579,878	5,683
T. Rowe Price New Era Fund, Cl Institutional	167,406	5,675
Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,666,876	17,152

Total Unaffiliated Registered Investment Companies (Cost $56,555) (000)		57,200

Total Investments In Securities — 100.0% (Cost $965,424) (000)		$999,503

Percentages are based on Net Assets of $999,469 (000).

Cl — Class

As of March 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2045 Fund

Schedule of Investments

March 31, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2019	Income
KP Fixed Income Fund	$ 140,263	$ 18,666	$ (18,754)	$ 5,446	$ (652)	$ 144,969	$ -
KP International Equity Fund	257,387	14,411	(7,998)	26,592	12	290,404	-
KP Large Cap Equity Fund	317,525	26,549	(13,629)	41,005	3,080	374,530	-
KP Small Cap Equity Fund	105,932	16,822	(6,495)	15,748	393	132,400	-
Totals	$ 821,107	$ 76,448	$ (46,876)	$ 88,791	$ 2,833	$ 942,303	$ -

Amounts designated as “-” are $0 or have been rounded to $0.

  KP Retirement Path 2050 Fund

  Schedule of Investments

  March 31, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.9%
KP Fixed Income Fund	7,429,239	$74,664
KP International Equity Fund	18,018,717	179,827
KP Large Cap Equity Fund	17,948,047	230,273
KP Small Cap Equity Fund	7,814,608	83,147

Total Affiliated Registered Investment Companies (Cost $556,218) (000)		567,911

Unaffiliated Registered Investment Companies — 5.1%
DFA Commodity Strategy Portfolio, Cl Institutional	534,916	2,979
DFA International Real Estate Securities, Cl Institutional	591,620	3,023
DFA Real Estate Securities Portfolio, Cl Institutional	163,017	6,212
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	203,873	2,999
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	307,464	3,013
T. Rowe Price New Era Fund, Cl Institutional	88,763	3,009
Vanguard Inflation-Protected Securities Fund, Cl Institutional	881,843	9,074

Total Unaffiliated Registered Investment Companies (Cost $30,089) (000)		30,309

Total Investments In Securities — 100.0% (Cost $586,307) (000)		$598,220

Percentages are based on Net Assets of $598,201 (000).

Cl – Class

As of March 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2050 Fund

Schedule of Investments

March 31, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2019	Income
KP Fixed Income Fund	$ 70,886	$ 11,178	$ (9,848)	$2,760	$(312)	$74,664	$-
KP International Equity Fund	156,804	12,819	(6,035)	16,078	161	179,827	-
KP Large Cap Equity Fund	192,103	20,401	(8,974)	25,168	1,575	230,273	-
KP Small Cap Equity Fund	65,283	12,153	(4,257)	10,039	(71)	83,147	-
Totals	$ 485,076	$ 56,551	$ (29,114)	$54,045	$1,353	$567,911	$-

Amounts designated as “-” are $0 or have been rounded to $0.

  KP Retirement Path 2055 Fund

  Schedule of Investments

  March 31, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.9%
KP Fixed Income Fund	2,238,271	$22,495
KP International Equity Fund	6,200,792	61,884
KP Large Cap Equity Fund	6,149,269	78,895
KP Small Cap Equity Fund	2,632,939	28,014

Total Affiliated Registered Investment Companies (Cost $192,447) (000)		191,288

Unaffiliated Registered Investment Companies — 5.1%
DFA Commodity Strategy Portfolio, Cl Institutional	180,432	1,005
DFA International Real Estate Securities, Cl Institutional	199,570	1,020
DFA Real Estate Securities Portfolio, Cl Institutional	55,001	2,095
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	68,766	1,012
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	103,705	1,016
T. Rowe Price New Era Fund, Cl Institutional	29,939	1,015
Vanguard Inflation-Protected Securities Fund, Cl Institutional	296,168	3,048

Total Unaffiliated Registered Investment Companies (Cost $10,144) (000)		10,211

Total Investments In Securities — 100.0% (Cost $202,591) (000)		$201,499

Percentages are based on Net Assets of $201,492 (000).

Cl – Class

As of March 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2055 Fund

Schedule of Investments

March 31, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2019	Income
KP Fixed Income Fund	$ 20,678	$ 4,262	$ (3,169)	$834	$(110)	$22,495	$-
KP International Equity Fund	51,895	6,878	(2,312)	5,107	316	61,884	-
KP Large Cap Equity Fund	63,325	9,982	(3,329)	8,275	642	78,895	-
KP Small Cap Equity Fund	21,226	5,044	(1,507)	3,116	135	28,014	-
Totals	$ 157,124	$ 26,166	$(10,317)	$17,332	$983	$191,288	$-

Amounts designated as “-” are $0 or have been rounded to $0.

  KP Retirement Path 2060 Fund

  Schedule of Investments

  March 31, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.9%
KP Fixed Income Fund	456,416	$4,587
KP International Equity Fund	1,264,379	12,618
KP Large Cap Equity Fund	1,253,807	16,087
KP Small Cap Equity Fund	536,882	5,712

Total Affiliated Registered Investment Companies (Cost $40,381) (000)		39,004

Unaffiliated Registered Investment Companies — 5.1%
DFA Commodity Strategy Portfolio, Cl Institutional	36,844	205
DFA International Real Estate Securities, Cl Institutional	40,758	208
DFA Real Estate Securities Portfolio, Cl Institutional	11,231	428
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	14,045	207
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	21,178	208
T. Rowe Price New Era Fund, Cl Institutional	6,114	207
Vanguard Inflation-Protected Securities Fund, Cl Institutional	60,155	619

Total Unaffiliated Registered Investment Companies (Cost $2,065) (000)		2,082

Total Investments In Securities — 100.0% (Cost $42,446) (000)		$41,086

Percentages are based on Net Assets of $41,085 (000).

Cl – Class

As of March 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2060 Fund

Schedule of Investments

March 31, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2019	Income
KP Fixed Income Fund	$ 4,226	$ 1,029	$ (818)	$181	$(31)	$4,587	$-
KP International Equity Fund	10,591	1,855	(939)	1,136	(25)	12,618	-
KP Large Cap Equity Fund	12,924	2,610	(1,272)	1,801	24	16,087	-
KP Small Cap Equity Fund	4,331	1,235	(521)	742	(75)	5,712	-
Totals	$ 32,072	$ 6,729	$(3,550)	$3,860	$(107)	$39,004	$-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Common Stock — 97.6%

Communication Services – 9.8%
Activision Blizzard	87,937	$4,004
Alphabet, Cl A*	41,275	48,576
Alphabet, Cl C*	32,257	37,847
AMC Networks, Cl A*	23,335	1,324
AT&T	273,404	8,574
CBS, Cl B	38,085	1,810
CenturyLink	30,130	361
Charter Communications, Cl A*	5,800	2,012
Comcast, Cl A	671,901	26,863
Discovery, Cl A*	5,793	157
Discovery, Cl C*	59,778	1,520
DISH Network, Cl A*	8,284	262
Electronic Arts*	64,922	6,598
Facebook, Cl A*	343,776	57,304
Fox*	16,496	606
Fox*	8,451	303
IAC*	28,191	5,923
Interpublic Group of Companies	14,426	303
John Wiley & Sons, Cl A	25,343	1,121
Netflix*	31,643	11,283
News, Cl A	14,068	175
News, Cl B	3,300	41
Omnicom Group	87,118	6,359
Take-Two Interactive Software*	4,000	377
Tencent Holdings ADR	250,930	11,538
T-Mobile US*	25,841	1,786
TripAdvisor*	62,331	3,207
Twitter*	23,500	773
United States Cellular*	29,351	1,347
Verizon Communications	279,085	16,502
Viacom, Cl B	84,677	2,377
Walt Disney	83,658	9,288
Zynga, Cl A*	86,415	461

		270,982

Consumer Discretionary – 10.6%
Advance Auto Parts	14,810	2,526
Alibaba Group Holding ADR*	51,665	9,426
Amazon.com*	52,403	93,317
AutoZone*	1,695	1,736
Best Buy	23,403	1,663
Booking Holdings*	6,037	10,534
BorgWarner	7,197	276
Burlington Stores*	4,278	670
Capri Holdings*	104,712	4,791
CarMax*	6,089	425
Carnival	12,857	652

Description	Shares	Value (000)
Chipotle Mexican Grill, Cl A*	851	$605
Darden Restaurants	23,829	2,895
Delphi Automotive*	138,976	11,047
Dick’s Sporting Goods	24,389	898
Dollar General	58,224	6,946
Dollar Tree*	7,701	809
DR Horton	10,795	447
eBay	64,734	2,404
Expedia Group	3,780	450
Extended Stay America	38,102	684
Foot Locker	110,263	6,682
Ford Motor	126,452	1,110
Gap	17,489	458
Garmin	3,849	332
Garrett Motion*	1,717	25
General Motors	42,575	1,580
Genuine Parts	4,715	528
Graham Holdings, Cl B	876	598
H&R Block	32,673	782
Hanesbrands	68,241	1,220
Harley-Davidson	21,405	763
Hasbro	4,201	357
Hilton Worldwide Holdings	86,538	7,192
Home Depot	55,402	10,631
Johnson Controls International	264,732	9,779
Kohl’s	5,851	402
L Brands	8,325	230
Las Vegas Sands	145,714	8,883
Lear	17,268	2,343
Leggett & Platt	4,746	200
Lennar, Cl A	9,095	447
LKQ*	11,700	332
Lowe’s	58,629	6,418
Lululemon Athletica*	23,790	3,898
Macy’s	10,642	256
Marriott International, Cl A	9,123	1,141
Mattel*	11,408	148
McDonald’s	44,971	8,540
MGM Resorts International	16,200	416
Michaels*	99,570	1,137
Mohawk Industries*	2,301	290
Newell Brands	15,100	232
NIKE, Cl B	144,088	12,134
Nordstrom	35,698	1,584
Norwegian Cruise Line Holdings*	35,917	1,974
NVR*	709	1,962
O’Reilly Automotive*	2,551	991
PulteGroup	15,804	442
PVH	2,642	322
Ralph Lauren, Cl A	28,284	3,668
Restaurant Brands International	50,220	3,270
Ross Stores	95,932	8,931

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Royal Caribbean Cruises	13,507	$1,548
Starbucks	71,141	5,289
Tapestry	51,985	1,689
Target	30,704	2,464
Thor Industries	7,634	476
Tiffany	3,392	358
TJX	82,024	4,365
Toll Brothers	31,355	1,135
Tractor Supply	7,411	725
Ulta Beauty*	1,793	625
Under Armour, Cl A*	6,400	135
Under Armour, Cl C*	6,520	123
Urban Outfitters*	106,080	3,144
Vail Resorts	4,925	1,070
VF	10,514	914
Whirlpool	2,237	297
Wyndham Hotels & Resorts	12,733	637
Wynn Resorts	3,491	417
Yum! Brands	9,859	984

		292,224

Consumer Staples – 5.6%
Altria Group	111,173	6,385
Archer-Daniels-Midland	79,298	3,420
Brown-Forman, Cl B	5,905	312
Campbell Soup	6,913	264
Church & Dwight	33,851	2,411
Clorox	4,125	662
Coca-Cola	159,867	7,491
Colgate-Palmolive	54,685	3,748
Conagra Brands	17,242	478
Constellation Brands, Cl A	5,362	940
Costco Wholesale	14,673	3,553
Coty, Cl A	15,150	174
Danone	29,293	2,257
Diageo	161,661	6,607
Energizer Holdings	31,008	1,393
Estee Lauder, Cl A	32,253	5,340
Flowers Foods	23,250	496
General Mills	107,277	5,552
Hershey	14,446	1,659
Hormel Foods	9,770	437
Ingredion	15,193	1,439
JM Smucker	21,651	2,522
Kellogg	8,015	460
Kimberly-Clark	42,733	5,295
Kraft Heinz	19,977	652
Kroger	124,845	3,071
Lamb Weston Holdings	5,200	390
McCormick	3,930	592
Molson Coors Brewing, Cl B	30,737	1,833
Mondelez International, Cl A	48,017	2,397

Description	Shares	Value (000)
Monster Beverage*	12,620	$689
Nestle	86,139	8,209
Nu Skin Enterprises, Cl A	21,229	1,016
PepsiCo	93,193	11,421
Philip Morris International	209,114	18,484
Pilgrim’s Pride*	10,063	224
Post Holdings*	6,315	691
Procter & Gamble	145,961	15,187
Reckitt Benckiser Group	29,064	2,416
Sysco	46,112	3,078
Tyson Foods, Cl A	87,842	6,099
US Foods Holding*	43,928	1,534
Walgreens Boots Alliance	44,068	2,788
Walmart	111,353	10,860

		154,926

Energy – 3.8%
Anadarko Petroleum	54,850	2,495
Apache	11,996	416
Baker Hughes a GE, Cl A	16,423	455
Cabot Oil & Gas	15,334	400
Chevron	122,156	15,047
Cimarex Energy	3,836	268
Concho Resources	6,500	721
ConocoPhillips	168,410	11,240
Devon Energy	84,740	2,674
Diamondback Energy	5,761	585
EOG Resources	58,275	5,547
Exxon Mobil	275,155	22,233
Halliburton	30,039	880
Helmerich & Payne	3,887	216
Hess	8,096	488
HollyFrontier	96,991	4,779
Kinder Morgan	63,123	1,263
Marathon Oil	148,827	2,487
Marathon Petroleum	84,615	5,064
National Oilwell Varco	12,146	324
Noble Energy	16,916	418
Occidental Petroleum	61,558	4,075
Oceaneering International*	9,662	152
ONEOK	13,260	926
PBF Energy, Cl A	17,088	532
Phillips 66	29,986	2,854
Pioneer Natural Resources	14,597	2,223
Schlumberger	183,176	7,981
TechnipFMC	14,812	348
Valero Energy	70,428	5,974
Whiting Petroleum*	53,648	1,402
Williams	39,261	1,128

		105,595

Financials – 12.8%
Affiliated Managers Group	1,800	193

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Aflac	64,243	$3,212
Allstate	70,458	6,636
American Express	101,090	11,049
American Financial Group	17,787	1,711
American International Group	28,156	1,212
Ameriprise Financial	20,989	2,689
Aon	70,482	12,031
Arch Capital Group*	25,569	826
Arthur J Gallagher	6,500	508
Associated Banc-Corp	10,102	216
Assurant	2,327	221
Assured Guaranty	7,237	321
Athene Holding, Cl A*	82,279	3,357
Bank of America	513,278	14,161
Bank of New York Mellon	123,585	6,232
BB&T	141,977	6,606
Berkshire Hathaway, Cl B*	125,931	25,298
BlackRock, Cl A	14,484	6,190
Brighthouse Financial*	4,432	161
Capital One Financial	64,451	5,265
Cboe Global Markets	3,600	344
Charles Schwab	213,399	9,125
Chubb	84,058	11,775
Cincinnati Financial	4,810	413
Citigroup	235,099	14,628
Citizens Financial Group	73,747	2,397
CME Group, Cl A	17,858	2,939
Comerica	25,366	1,860
Discover Financial Services	42,476	3,023
E*TRADE Financial	7,775	361
Erie Indemnity, Cl A	1,096	196
Everest Re Group	14,479	3,127
Fidelity National Financial	40,531	1,481
Fifth Third Bancorp	25,918	654
First American Financial	10,025	516
First Republic Bank	5,300	532
Franklin Resources	10,632	352
Goldman Sachs Group	51,414	9,871
Hartford Financial Services Group	11,507	572
Huntington Bancshares	37,876	480
Interactive Brokers Group, Cl A	15,433	801
Intercontinental Exchange	82,095	6,251
Invesco	14,873	287
Jefferies Financial Group	9,747	183
JPMorgan Chase	406,911	41,192
KeyCorp	32,234	508
Lazard, Cl A (A)	22,828	825
Lincoln National	6,457	379
Loews	9,833	471
LPL Financial Holdings	3,497	244
M&T Bank	4,424	695
Marsh & McLennan	16,401	1,540

Description	Shares	Value (000)
MetLife	130,986	$5,576
Moody’s	28,654	5,189
Morgan Stanley	113,639	4,796
Morningstar	588	74
MSCI, Cl A	2,700	537
Nasdaq	65,348	5,717
Northern Trust	6,992	632
Old Republic International	8,671	181
People’s United Financial	92,291	1,517
PNC Financial Services Group	96,631	11,853
Popular	41,739	2,176
Principal Financial Group	9,377	471
Progressive	84,823	6,115
Prudential Financial	55,856	5,132
Raymond James Financial	4,600	370
Regions Financial	161,588	2,286
Reinsurance Group of America, Cl A	21,882	3,107
S&P Global	11,822	2,489
Santander Consumer USA Holdings	36,998	782
State Street	71,178	4,684
SunTrust Banks	68,167	4,039
SVB Financial Group*	1,900	422
Synchrony Financial	115,871	3,696
T Rowe Price Group	30,224	3,026
TD Ameritrade Holding	63,753	3,187
Torchmark	3,587	294
Travelers	88,757	12,174
Umpqua Holdings	45,006	743
Unum Group	7,555	256
US Bancorp	256,217	12,347
Voya Financial	7,261	363
Wells Fargo	416,867	20,143
Willis Towers Watson	4,122	724
Zions Bancorp	38,459	1,746

		352,961

Health Care – 16.6%
Abbott Laboratories	193,679	15,483
AbbVie	96,040	7,740
ABIOMED*	6,940	1,982
Agilent Technologies	70,089	5,634
Alexion Pharmaceuticals*	46,054	6,226
Align Technology*	5,736	1,631
Alkermes*	10,238	374
Allergan	26,203	3,836
AmerisourceBergen, Cl A	5,601	445
Amgen	35,087	6,666
Anthem	37,182	10,670
Baxter International	82,589	6,715
Becton Dickinson	47,099	11,762
Biogen*	33,594	7,941

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Boston Scientific*	54,150	$2,078
Bristol-Myers Squibb	210,895	10,062
Bruker	13,349	513
Cardinal Health	70,791	3,409
Celgene*	35,891	3,386
Centene*	57,664	3,062
Cerner*	10,449	598
Charles River Laboratories International*	16,364	2,377
Cigna	138,225	22,229
Cooper	1,600	474
CVS Health	54,238	2,925
Danaher	98,493	13,003
DaVita*	4,348	236
DENTSPLY SIRONA	7,049	350
DexCom*	22,717	2,706
Edwards Lifesciences*	10,588	2,026
Eli Lilly	84,994	11,029
Exelixis*	291,680	6,942
Gilead Sciences	114,063	7,415
HCA Healthcare	68,858	8,978
Henry Schein*	5,353	322
Hill-Rom Holdings	11,697	1,238
Hologic*	8,500	411
Humana	31,573	8,398
IDEXX Laboratories*	8,592	1,921
Illumina*	4,860	1,510
Incyte*	23,588	2,029
Intuitive Surgical*	24,048	13,721
Ionis Pharmaceuticals*	11,665	947
IQVIA Holdings*	7,485	1,077
Johnson & Johnson	336,393	47,024
Laboratory Corp of America Holdings*	3,103	475
Masimo*	17,415	2,408
McKesson	59,144	6,923
MEDNAX*	43,462	1,181
Medtronic	277,695	25,292
Merck	276,415	22,989
Mettler-Toledo International*	800	578
Mylan*	30,416	862
Nektar Therapeutics, Cl A*	5,900	198
Novartis	13,636	1,312
PerkinElmer	3,896	375
Perrigo	4,632	223
Pfizer	752,906	31,976
Premier, Cl A*	28,933	998
Quest Diagnostics	4,762	428
Regeneron Pharmaceuticals*	12,835	5,270
ResMed	5,074	528
Roche Holding	7,772	2,141
Stryker	68,094	13,450

Description	Shares	Value (000)
Teleflex	1,500	$453
Thermo Fisher Scientific	68,172	18,660
United Therapeutics*	9,883	1,160
UnitedHealth Group	112,315	27,771
Universal Health Services, Cl B	2,600	348
Varian Medical Systems*	18,094	2,564
Veeva Systems, Cl A*	2,300	292
Vertex Pharmaceuticals*	67,423	12,402
Waters*	2,259	569
WellCare Health Plans*	12,521	3,378
Zimmer Biomet Holdings	6,598	843
Zoetis, Cl A	15,572	1,568

		457,116

Industrials – 9.7%
3M	46,388	9,638
Acuity Brands	6,372	765
Alaska Air Group	4,400	247
Allegion	3,256	295
Allison Transmission Holdings	25,983	1,167
American Airlines Group	14,249	453
AMETEK	7,248	601
AO Smith	5,200	277
Arconic	16,255	311
Armstrong World Industries	9,607	763
Boeing	113,841	43,421
Canadian National Railway	31,661	2,833
Caterpillar	40,495	5,487
CH Robinson Worldwide	4,364	380
Cintas	2,676	541
Copa Holdings, Cl A	1,631	131
Copart*	7,100	430
Crane	27,825	2,355
CSX	25,804	1,931
Cummins	17,256	2,724
Curtiss-Wright	8,545	968
Deere	10,367	1,657
Delta Air Lines	60,093	3,104
Dover	4,663	437
Eaton	124,240	10,009
Emerson Electric	19,918	1,364
Equifax	37,863	4,487
Expeditors International of
Washington	5,458	414
Fastenal	9,209	592
FedEx	8,066	1,463
Flowserve	4,743	214
Fluor	5,085	187
Fortive	34,078	2,859
Fortune Brands Home & Security	5,200	248
General Dynamics	9,068	1,535
General Electric	442,219	4,418

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Harris	3,812	$609
HD Supply Holdings*	23,952	1,038
Honeywell International	139,147	22,113
Huntington Ingalls Industries	11,226	2,326
IDEX	8,504	1,290
IHS Markit*	11,730	638
Illinois Tool Works	58,723	8,429
Ingersoll-Rand	91,843	9,914
Jacobs Engineering Group	4,330	326
JB Hunt Transport Services	23,500	2,380
Kansas City Southern	3,692	428
KAR Auction Services	27,015	1,386
L3 Technologies	5,079	1,048
Lockheed Martin	26,976	8,097
Masco	9,386	369
Nielsen Holdings	13,000	308
Norfolk Southern	8,966	1,676
Northrop Grumman	52,221	14,079
nVent Electric	27,492	742
Oshkosh	25,524	1,918
PACCAR	47,317	3,224
Parker-Hannifin	20,662	3,546
Pentair	27,665	1,231
Quanta Services	5,476	207
Raytheon	27,072	4,929
Regal Beloit	12,007	983
Republic Services, Cl A	6,871	552
Resideo Technologies*	3,062	59
Robert Half International	57,472	3,745
Rockwell Automation	3,842	674
Rollins	5,250	219
Roper Technologies	3,373	1,153
Schneider National, Cl B	12,483	263
Snap-on	2,029	318
Southwest Airlines	19,030	988
Spirit AeroSystems Holdings, Cl A	86,577	7,924
Stanley Black & Decker	43,285	5,894
Teledyne Technologies*	7,495	1,776
Terex	4,547	146
Textron	7,414	376
TransDigm Group*	1,600	726
Union Pacific	61,163	10,226
United Continental Holdings*	7,162	571
United Parcel Service, Cl B	46,898	5,240
United Rentals*	2,929	335
United Technologies	71,835	9,259
Verisk Analytics, Cl A	5,300	705
Wabtec	4,790	353
Waste Connections	42,353	3,752
Waste Management	52,772	5,484
WESCO International*	8,650	459
WW Grainger	10,014	3,014

Description	Shares	Value (000)
Xylem	5,722	$452

		266,603

Information Technology – 21.1%
Accenture, Cl A	118,757	20,904
Adobe*	54,853	14,618
Advanced Micro Devices*	28,400	725
Akamai Technologies*	39,334	2,821
Alliance Data Systems	1,680	294
Amdocs	40,935	2,215
Amphenol, Cl A	9,652	912
Analog Devices	47,825	5,035
ANSYS*	8,860	1,619
Apple	376,789	71,571
Applied Materials	117,274	4,651
Arista Networks*	2,300	723
ASML Holding, Cl G	18,747	3,525
Aspen Technology*	17,464	1,821
Autodesk*	15,609	2,432
Automatic Data Processing	14,468	2,311
Avnet	17,172	745
Black Knight*	27,246	1,485
Booz Allen Hamilton Holding, Cl A	9,812	570
Broadcom	31,865	9,582
Broadridge Financial Solutions	35,222	3,652
Cadence Design Systems*	54,202	3,442
CDW	59,684	5,752
Cisco Systems	300,686	16,234
Citrix Systems	4,442	443
Cognizant Technology Solutions, Cl A	116,613	8,449
CommScope Holding*	8,505	185
Conduent*	28,821	399
Corning	25,423	841
Cypress Semiconductor	106,617	1,591
Dell Technologies, Cl C*	12,574	738
DXC Technology	106,207	6,830
F5 Networks*	14,314	2,246
Fidelity National Information Services	96,089	10,868
First Data, Cl A*	20,217	531
Fiserv*	84,918	7,497
FleetCor Technologies*	2,803	691
FLIR Systems	5,047	240
Fortinet*	39,928	3,353
Gartner*	3,167	480
Global Payments	49,626	6,775
Hewlett Packard Enterprise	44,245	683
HP	107,128	2,081
Intel	317,295	17,039
International Business Machines	71,411	10,076
Intuit	92,560	24,196
IPG Photonics*	1,300	197

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Jack Henry & Associates	2,800	$388
Juniper Networks	13,080	346
Keysight Technologies*	45,450	3,963
KLA-Tencor	21,670	2,588
Lam Research	20,914	3,744
LogMeIn	1,871	150
Manhattan Associates*	6,173	340
Mastercard, Cl A	49,552	11,667
Maxim Integrated Products	85,473	4,545
Microchip Technology	7,646	634
Micron Technology*	160,356	6,628
Microsoft	840,055	99,076
Motorola Solutions	5,265	739
National Instruments	14,745	654
NetApp	7,894	547
NVIDIA	36,975	6,639
Oracle	173,316	9,309
Palo Alto Networks*	9,944	2,415
Paychex	10,267	823
Paycom Software*	892	169
PayPal Holdings*	128,812	13,376
Perspecta	18,210	368
Proofpoint*	14,841	1,802
Qorvo*	4,500	323
QUALCOMM	40,281	2,297
Red Hat*	59,757	10,918
salesforce.com*	66,752	10,572
Seagate Technology	8,169	391
ServiceNow*	17,353	4,277
Skyworks Solutions	15,764	1,300
Splunk*	39,359	4,904
Symantec	228,834	5,261
Synopsys*	28,652	3,299
TE Connectivity	10,915	881
Texas Instruments	177,231	18,799
Total System Services	17,458	1,659
Twilio, Cl A*	18,988	2,453
Ubiquiti Networks	6,137	919
VeriSign*	3,412	619
Visa, Cl A	228,290	35,657
VMware, Cl A	50,295	9,079
Western Digital	27,282	1,311
Western Union	15,563	287
Workday, Cl A*	22,855	4,408
Xerox	7,604	243
Xilinx	10,708	1,358
Zebra Technologies, Cl A*	25,588	5,361

		581,554

Materials – 2.0%
Air Products & Chemicals	21,992	4,200
Albemarle	3,700	303

Description	Shares	Value (000)
Ashland Global Holdings	15,660	$1,224
Avery Dennison	2,668	302
Ball	10,704	619
Berry Global Group*	36,351	1,958
Celanese, Cl A	8,986	886
CF Industries Holdings	44,373	1,814
Domtar	9,547	474
DowDuPont	102,907	5,486
Eastman Chemical	4,986	378
Ecolab	8,267	1,459
FMC	4,832	371
Freeport-McMoRan	68,644	885
Huntsman	30,092	677
International Flavors & Fragrances	3,642	469
International Paper	39,031	1,806
Linde	18,308	3,221
LyondellBasell Industries, Cl A	58,577	4,925
Martin Marietta Materials	2,200	443
Mosaic	12,681	346
Newmont Mining	26,149	935
Nucor	9,742	568
Olin	5,816	135
Packaging Corp of America	3,382	336
PPG Industries	89,499	10,102
Royal Gold	13,558	1,233
Sealed Air	5,342	246
Sherwin-Williams	13,320	5,737
Steel Dynamics	56,154	1,981
Vulcan Materials	4,227	500
Westrock	9,278	356

		54,375

Real Estate – 2.0%
Alexandria Real Estate Equities‡	3,600	513
American Tower, Cl A‡	27,549	5,429
Apartment Investment & Management, Cl A‡	33,635	1,691
AvalonBay Communities‡	15,334	3,078
Boston Properties‡	6,279	841
Brixmor Property Group‡	83,495	1,534
CBRE Group, Cl A*	46,511	2,300
Crown Castle International‡	13,873	1,776
Digital Realty Trust‡	6,700	797
Duke Realty‡	66,095	2,021
Equinix‡	5,789	2,623
Equity LifeStyle Properties‡	21,499	2,457
Equity Residential‡	17,346	1,306
Essex Property Trust‡	2,132	617
Extra Space Storage‡	4,100	418
Federal Realty Investment Trust‡	2,700	372
Gaming and Leisure Properties‡	44,178	1,704
HCP‡	15,295	479

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Host Hotels & Resorts‡	26,318	$497
Iron Mountain‡	14,484	514
Kimco Realty‡	15,245	282
Lamar Advertising, Cl A‡	2,392	190
Liberty Property Trust‡	32,278	1,563
Macerich‡	3,745	162
Medical Properties Trust‡	57,845	1,071
Mid-America Apartment Communities‡	4,000	437
Outfront Media‡	42,129	986
Park Hotels & Resorts‡	35,332	1,098
Prologis‡	52,243	3,759
Public Storage‡	13,614	2,965
Realty Income‡	9,800	721
Regency Centers‡	5,900	398
Retail Properties of America, Cl A‡	13,953	170
SBA Communications, Cl A‡ *	3,600	719
Senior Housing Properties Trust‡	22,124	261
Simon Property Group‡	21,934	3,997
SL Green Realty‡	15,991	1,438
UDR‡	9,800	445
Ventas‡	11,513	735
Vornado Realty Trust‡	34,630	2,335
Welltower‡	12,503	970
Weyerhaeuser‡	23,982	632

		56,301

Utilities – 3.6%
AES	20,996	380
Alliant Energy	8,600	405
Ameren	35,388	2,603
American Electric Power	76,653	6,420
American Water Works	27,087	2,824
Atmos Energy	4,100	422
Avangrid	3,983	201
CenterPoint Energy	202,706	6,223
CMS Energy	10,064	559
Consolidated Edison	41,041	3,481
Dominion Energy	26,630	2,042
DTE Energy	5,908	737
Duke Energy	122,623	11,036
Edison International	10,468	648
Entergy	6,054	579
Evergy	8,100	470
Eversource Energy	10,205	724
Exelon	295,400	14,808
FirstEnergy	105,434	4,387
NextEra Energy	21,098	4,079
NiSource	11,746	337
NRG Energy	8,964	381
OGE Energy	83,032	3,580
Pinnacle West Capital	61,387	5,867

Description	Shares	Value (000)
PPL	23,199	$736
Public Service Enterprise Group	82,754	4,916
Sempra Energy	34,827	4,383
Southern	171,124	8,844
WEC Energy Group	10,220	808
Xcel Energy	112,853	6,344

		99,224

Total Common Stock (Cost $2,293,564) (000)		2,691,861

Exchange Traded Fund — 0.3%
iShares Russell 1000 ETF	60,024	9,443

Total Exchange Traded Fund (Cost $9,349) (000)		9,443

Preferred Stock — 0.2%
Air BNB, Ser D* (B)(C)	11,406	1,323
Air BNB, Ser E* (B)(C)	6,939	805
Aurora Innovation PFD	4,248	393
Magic Leap* (B)(C)	5,553	150
Magic Leap, Ser C* (B)(C)	13,521	365
Uber Technologies, Ser A* (B)(C)	370	18
Uber Technologies, Ser B* (B)(C)	141	7
Uber Technologies, Ser C1* (B)(C)	37	2
Uber Technologies, Ser C2* (B)(C)	30	1
Uber Technologies, Ser D* (B)(C)	34	2
Uber Technologies, Ser E* (B)(C)	21,088	1,028
Uber Technologies, Ser G* (B)(C)	7,921	386
Uber Technologies, Ser G1* (B)(C)	81	4
Uber Technologies, Ser SEED* (B)(C)	135	7
Uber Technologies, Ser Sr A* (B)(C)	53	3

Total Preferred Stock (Cost $3,084) (000)		4,494

Short-Term Investment — 1.8%
State Street Institutional Treasury Money Market Fund, Cl Premier, 2.350% (D)	50,151,340	50,151

Total Short-Term Investment (Cost $50,151) (000)		50,151

Total Investments In Securities — 99.9% (Cost $2,356,148) (000)		$2,755,949

Percentages are based on Net Assets of $2,758,158 (000).

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows (000):

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500
Index E-MINI	204	Jun -2019	$28,395	$28,946	$551

			$28,395	$28,946	$551

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At March 31, 2019, this security amounted to $825 (000) or 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no rate available.
(D)	The rate reported is the 7-day effective yield as of March 31, 2019.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

ETF — Exchange Traded Fund

Ser — Series

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$2,691,861	$—	$—	$2,691,861
Exchange Traded Fund	9,443	—	—	9,443
Preferred Stock	—	393	4,101	4,494
Short-Term Investment	50,151	—	—	50,151

Total Investments in Securities	$2,751,455	$393	$4,101	$2,755,949

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts**
Unrealized Appreciation	$551	$—	$—	$551

Total Other Financial Instruments	$551	$—	$—	$551

** Futures contracts are valued at the unrealized appreciation on the instruments.

^ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2019, there were no transfers in and out of Level 3. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2019, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Common Stock — 96.4%

Communication Services – 2.3%
AH Belo, Cl A	197,880	$736
ATN International	21,313	1,202
Beasley Broadcast Group, Cl A	132,600	528
Cardlytics*	132,893	2,198
Cincinnati Bell*	16,333	156
Cogent Communications Holdings	12,672	687
Consolidated Communications Holdings	23,015	251
EW Scripps, Cl A	17,031	358
Frontier Communications*	35,229	70
Gannett	34,576	364
Glu Mobile*	215,437	2,357
IAC*	22,128	4,649
Iridium Communications*	29,696	785
John Wiley & Sons, Cl A	12,755	564
Madison Square Garden*	2,772	813
Marcus	6,860	275
Meredith	80,877	4,469
New Media Investment Group	17,520	184
ORBCOMM*	205,456	1,393
QuinStreet*	12,902	173
Scholastic	8,409	334
Spok Holdings	5,700	78
TechTarget*	7,316	119
Vonage Holdings*	67,022	673
World Wrestling Entertainment, Cl A	26,205	2,274
Zynga, Cl A*	425,007	2,265

		27,955

Consumer Discretionary – 12.5%
1-800-Flowers.com, Cl A*	189,833	3,461
Aaron’s	25,685	1,351
Abercrombie & Fitch, Cl A	19,958	547
Advance Auto Parts	16,030	2,734
American Axle & Manufacturing Holdings*	33,843	484
American Public Education*	5,492	165
Asbury Automotive Group*	5,898	409
Ascena Retail Group*	54,377	59
Aspen Group*	372,755	1,987
Barnes & Noble	18,089	98
Barnes & Noble Education*	11,026	46
Belmond, Cl A*	27,248	679
Big Lots	95,454	3,629
BJ’s Restaurants	6,348	300
Boot Barn Holdings*	52,195	1,537
Buckle	9,439	177

Description	Shares	Value (000)
Caleres	12,928	$319
Callaway Golf	26,888	428
Career Education*	21,066	348
Carrols Restaurant Group*	259,479	2,587
Carter’s	27,683	2,790
Cato, Cl A	7,213	108
Cavco Industries*	2,577	303
Century Casinos*	73,921	670
Chegg*	153,137	5,838
Chico’s FAS	40,700	174
Children’s Place	4,903	477
Chuy’s Holdings*	128,871	2,934
Conn’s*	7,900	181
Cooper Tire & Rubber	196,640	5,878
Cooper-Standard Holdings*	4,869	229
Core-Mark Holding	13,906	516
Crocs*	20,235	521
Dave & Buster’s Entertainment	81,145	4,047
Del Frisco’s Restaurant Group*	128,031	821
Dine Brands Global	24,821	2,266
Dorman Products*	23,537	2,073
DSW, Cl A	84,593	1,880
El Pollo Loco Holdings*	6,956	90
Eldorado Resorts*	54,855	2,561
Ethan Allen Interiors	7,734	148
Etsy*	96,481	6,485
Express*	21,547	92
Extended Stay America	208,156	3,736
Fiesta Restaurant Group*	7,736	101
Five Below*	35,999	4,473
Floor & Decor Holdings, Cl A*	40,020	1,650
Fossil Group*	13,644	187
Fox Factory Holding*	11,554	807
GameStop, Cl A	30,748	312
Garrett Motion*	22,337	329
Genesco*	6,497	296
Gentherm*	10,173	375
G-III Apparel Group*	80,848	3,231
Golden Entertainment*	182,614	2,586
Grand Canyon Education*	17,780	2,036
Group 1 Automotive	5,256	340
Guess?	17,109	335
Habit Restaurants, Cl A*	297,434	3,218
Haverty Furniture	6,212	136
Hibbett Sports*	6,028	137
Inspired Entertainment*	80,286	535
Installed Building Products*	6,310	306
iRobot*	34,339	4,041
JC Penney*	99,113	148
Kirkland’s*	4,305	30
La-Z-Boy, Cl Z	14,132	466
LCI Industries	7,544	580

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
LGI Homes*	5,621	$339
Liquidity Services*	51,433	397
Lithia Motors, Cl A	6,783	629
LKQ*	62,115	1,763
Lovesac*	64,105	1,783
Lululemon Athletica*	11,045	1,810
Lumber Liquidators Holdings*	8,604	87
M/I Homes*	8,254	220
MarineMax*	7,034	135
MDC Holdings	179,867	5,227
Meritage Homes*	10,862	486
Modine Manufacturing*	258,090	3,580
Monarch Casino & Resort*	3,967	174
Monro	75,781	6,557
Motorcar Parts of America*	6,219	117
Movado Group	5,451	198
Nautilus*	8,936	50
Office Depot	164,217	596
Oxford Industries	5,126	386
Papa John’s International	69,775	3,695
PetMed Express	6,500	148
Planet Fitness, Cl A*	29,325	2,015
PlayAGS*	44,520	1,065
Red Robin Gourmet Burgers*	4,066	117
Red Rock Resorts, Cl A	40,875	1,057
Regis*	9,434	186
Rent-A-Center, Cl A*	13,481	281
RH*	5,676	584
Ruth’s Hospitality Group	8,980	230
Shake Shack, Cl A*	7,867	465
Shoe Carnival	3,168	108
Shutterfly*	10,307	419
Shutterstock	5,949	277
Sleep Number*	9,240	434
Sonic Automotive, Cl A	7,960	118
Stamps.com*	4,985	406
Standard Motor Products	6,470	318
Steven Madden	23,772	804
Strategic Education	42,511	5,582
Superior Industries International	6,299	30
Tailored Brands	15,981	125
Tile Shop Holdings	12,601	71
TopBuild*	10,564	685
Ulta Beauty*	11,783	4,109
Unifi*	4,579	89
Universal Electronics*	4,403	164
Vera Bradley*	6,862	91
Vista Outdoor*	18,001	144
Vitamin Shoppe*	4,654	33
William Lyon Homes, Cl A*	10,332	159
Wingstop, Cl A	8,909	677
Winnebago Industries	109,452	3,409

Description	Shares	Value (000)
Wolverine World Wide	27,861	$995
Wyndham Destinations	110,220	4,463
Wyndham Hotels & Resorts	29,580	1,479
Zumiez*	5,973	149

		152,533

Consumer Staples – 4.8%
Andersons	100,267	3,232
Avon Products*	133,894	394
B&G Foods	19,895	486
BJ’s Wholesale Club Holdings*	61,895	1,696
Calavo Growers	4,728	396
Cal-Maine Foods	9,148	408
Casey’s General Stores	48,924	6,300
Central Garden & Pet*	3,267	83
Central Garden & Pet, Cl A*	12,362	287
Chefs’ Warehouse*	56,375	1,750
Church & Dwight	15,900	1,133
Coca-Cola Consolidated	1,403	404
Darling Ingredients*	266,207	5,763
Dean Foods	28,659	87
Energizer Holdings	59,330	2,666
Flowers Foods	97,129	2,071
Freshpet*	54,840	2,319
Herbalife Nutrition*	38,408	2,035
Inter Parfums	36,223	2,748
J&J Snack Foods	4,567	725
John B Sanfilippo & Son	2,625	189
Landec*	190,542	2,340
Medifast	3,596	459
MGP Ingredients	3,834	296
Nu Skin Enterprises, Cl A	26,234	1,256
Performance Food Group*	42,385	1,680
Post Holdings*	16,820	1,840
Sanderson Farms	67,574	8,909
Seneca Foods, Cl A*	2,135	53
Simply Good Foods*	89,235	1,837
SpartanNash	11,936	189
TreeHouse Foods*	12,776	825
United Natural Foods*	16,200	214
Universal	51,882	2,990
WD-40	4,202	712

		58,772

Energy – 2.9%
Archrock	39,415	385
Ardmore Shipping*	237,952	1,466
Bonanza Creek Energy*	6,121	139
C&J Energy Services*	18,498	287
Callon Petroleum*	621,464	4,692
Capital Product Partners	32,534	341
CARBO Ceramics*	6,259	22
Carrizo Oil & Gas*	25,686	320

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
CONSOL Energy*	8,262	$283
Delek US Holdings	44,714	1,628
Denbury Resources*	138,450	284
Diamond Offshore Drilling*	20,600	216
Diamond S Shipping*	22,346	232
Diamondback Energy	14,712	1,494
Dril-Quip*	11,030	506
Era Group*	6,300	73
Euronav	282,363	2,301
Exterran*	10,082	170
Geospace Technologies*	3,914	51
Green Plains	12,225	204
Gulf Island Fabrication	4,700	43
Gulfport Energy*	44,794	359
Helix Energy Solutions Group*	42,186	334
HighPoint Resources*	32,971	73
Keane Group*	113,714	1,238
KLX Energy Services Holdings*	7,000	176
Laredo Petroleum*	47,500	147
Matrix Service*	8,479	166
Nabors Industries	98,573	339
Newpark Resources*	27,100	248
Noble*	74,562	214
Oceaneering International*	33,541	529
Oil States International*	18,203	309
Par Pacific Holdings*	9,591	171
PDC Energy*	20,124	819
Penn Virginia*	4,320	190
Pioneer Energy Services*	23,574	42
Profire Energy*	147,812	265
ProPetro Holding*	22,482	507
Renewable Energy Group*	11,993	263
REX American Resources*	1,864	150
Ring Energy*	228,276	1,340
RPC	95,401	1,088
SEACOR Holdings*	5,450	230
Southwestern Energy*	874,380	4,101
SRC Energy*	73,505	376
Superior Energy Services*	49,882	233
TETRA Technologies*	41,276	97
Unit*	16,324	232
US Silica Holdings	22,101	384
Whiting Petroleum*	153,785	4,020
World Fuel Services	9,925	287
WPX Energy*	71,815	941

		35,005

Financials – 14.9%
Amalgamated Bank, Cl A	17,067	267
Ambac Financial Group*	14,600	265
American Equity Investment Life Holding	63,683	1,721
American Financial Group	46,894	4,512

Description	Shares	Value (000)
Ameris Bancorp	12,070	$415
AMERISAFE	82,051	4,874
Apollo Commercial Real Estate Finance‡	34,255	623
ARMOUR Residential‡	17,721	346
Axos Financial*	16,316	472
Banc of California	14,105	195
Bank of Hawaii	64,403	5,079
Banner	26,689	1,446
Berkshire Hills Bancorp	51,213	1,395
Blucora*	14,608	488
Boston Private Financial Holdings	25,196	276
Bridgewater Bancshares*	47,471	489
Brookline Bancorp	24,076	347
Byline Bancorp*	79,107	1,462
Capstar Financial Holdings	142,467	2,057
Capstead Mortgage‡	25,635	220
Carolina Financial	110,712	3,830
Central Pacific Financial	8,665	250
Chemical Financial	32,948	1,356
City Holding	5,018	382
Cohen & Steers	15,879	671
Columbia Banking System	170,917	5,587
Commerce Bancshares	70,528	4,095
Community Bank System	15,617	933
Community Bankers Trust	331,114	2,424
Customers Bancorp*	87,311	1,599
CVB Financial	263,548	5,548
Dime Community Bancshares	9,919	186
Donnelley Financial Solutions*	10,684	159
Eagle Bancorp*	9,592	481
Eagle Bancorp Montana	40,204	681
eHealth*	41,750	2,603
Employers Holdings	9,929	398
Encore Capital Group*	7,673	209
Enova International*	10,706	244
Entegra Financial*	80,201	1,800
Essent Group*	71,290	3,098
Evans Bancorp	56,745	2,023
EZCORP, Cl A*	16,534	154
FB Financial	98,585	3,131
Fidelity Southern	7,143	196
First BanCorp	66,026	757
First Busey	76,969	1,878
First Commonwealth Financial	29,807	376
First Community	64,016	1,221
First Financial Bancorp	85,515	2,057
First Hawaiian	174,049	4,534
First Internet Bancorp	76,811	1,485
First Midwest Bancorp	32,453	664
FirstCash	32,176	2,783
Flagstar Bancorp	9,200	303

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
FNB	328,551	$3,483
Franklin Financial Network	3,900	113
Glacier Bancorp	25,732	1,031
Granite Point Mortgage Trust‡	15,404	286
Great Western Bancorp	17,269	546
Green Dot, Cl A*	28,142	1,707
Greenhill	5,500	118
Guaranty Bancshares	26,580	777
Hanmi Financial	9,874	210
HCI Group	2,200	94
Heritage Financial	9,998	301
HomeStreet*	8,081	213
Hope Bancorp	36,441	477
Horace Mann Educators	89,509	3,152
IBERIABANK	11,953	857
Independent Bank	10,441	846
Independent Bank Group	55,730	2,858
International. FCStone*	5,116	198
Invesco Mortgage Capital‡	38,773	613
Investar Holding	44,032	1,000
James River Group Holdings	106,534	4,270
Kemper	27,355	2,083
LegacyTexas Financial Group	13,686	512
LendingTree*	5,630	1,979
Malvern Bancorp*	30,754	619
Meta Financial Group	8,632	170
MSCI, Cl A	5,645	1,122
National Bank Holdings, Cl A	96,990	3,226
Navigators Group	7,049	492
NBT Bancorp	13,247	477
New York Mortgage Trust‡	56,041	341
NMI Holdings, Cl A*	20,139	521
Northfield Bancorp	15,223	212
Northwest Bancshares	31,443	534
OFG Bancorp	13,103	259
Old Line Bancshares	80,359	2,003
Old National Bancorp	97,584	1,600
Old Point Financial	23,186	492
Opus Bank	89,159	1,765
Oritani Financial	12,363	206
Orrstown Financial Services	32,754	609
Pacific Premier Bancorp	13,584	360
PacWest Bancorp	185,510	6,977
PennyMac Mortgage Investment Trust‡	20,564	426
Piper Jaffray	4,414	321
PRA Group*	13,687	367
Preferred Bank	4,378	197
Primerica	26,555	3,244
ProAssurance	16,277	563
Prosperity Bancshares	33,971	2,346
Provident Financial Services	18,557	480

Description	Shares	Value (000)
Redwood Trust‡	29,266	$473
Reliant Bancorp	32,953	735
RLI	11,916	855
S&T Bancorp	10,470	414
Safety Insurance Group	4,390	383
Sandy Spring Bancorp	104,729	3,276
Seacoast Banking Corp of Florida*	15,521	409
Selective Insurance Group	17,963	1,137
ServisFirst Bancshares	13,927	470
Shore Bancshares	104,590	1,559
Signature Bank	23,675	3,032
Simmons First National, Cl A	28,052	687
SmartFinancial*	98,934	1,871
Solar Capital	77,543	1,616
Southern First Bancshares*	52,340	1,773
Southern National Bancorp of Virginia	66,851	979
Southside Bancshares	9,547	317
State Auto Financial	26,940	887
Stewart Information Services	7,613	325
SVB Financial Group*	10,339	2,299
TCF Financial	103,348	2,138
Texas Capital Bancshares*	20,235	1,105
Third Point Reinsurance*	22,201	230
Tompkins Financial	3,734	284
Triumph Bancorp*	7,800	229
TrustCo Bank	31,218	242
Umpqua Holdings	173,369	2,861
United Community Banks	24,049	600
United Fire Group	6,427	281
United Insurance Holdings	6,802	108
Universal Insurance Holdings	9,675	300
Veritex Holdings	74,517	1,805
Virtus Investment Partners	2,098	205
Waddell & Reed Financial, Cl A	23,083	399
Walker & Dunlop	8,426	429
WesBanco	20,738	824
Westamerica Bancorporation	40,165	2,482
WisdomTree Investments	35,428	250
World Acceptance*	1,962	230

		181,197

Health Care – 12.5%
ABIOMED*	2,367	676
Acadia Healthcare*	60,084	1,761
Acorda Therapeutics*	13,104	174
Addus HomeCare*	3,200	203
Akorn*	30,800	108
Alphatec Holdings*	329,452	873
AMAG Pharmaceuticals*	10,774	139
Amedisys*	24,836	3,061
Amicus Therapeutics*	81,250	1,105
AMN Healthcare Services*	14,239	671

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Amphastar Pharmaceuticals*	10,357	$212
AngioDynamics*	101,228	2,314
ANI Pharmaceuticals*	2,647	187
Anika Therapeutics*	4,621	140
Array BioPharma*	182,185	4,442
Assertio Therapeutics*	20,285	103
Axogen*	150,788	3,176
BioDelivery Sciences International*	207,433	1,099
BioTelemetry*	22,185	1,389
Cambrex*	10,163	395
Cardiovascular Systems*	10,534	407
CareDx*	37,840	1,193
Charles River Laboratories International*	15,384	2,235
Chemed	7,383	2,363
Clovis Oncology*	25,170	625
Codexis*	67,414	1,384
Community Health Systems*	36,474	136
Computer Programs & Systems	3,815	113
CONMED	7,865	654
Corcept Therapeutics*	31,525	370
CorVel*	2,900	189
Cross Country Healthcare*	161,562	1,136
CryoLife*	52,779	1,540
CryoPort*	85,145	1,100
Cutera*	4,600	81
Cytokinetics*	18,123	147
DexCom*	36,675	4,368
Diplomat Pharmacy*	17,641	102
Eagle Pharmaceuticals*	3,416	172
Emergent BioSolutions*	13,688	692
Enanta Pharmaceuticals*	4,769	456
Encompass Health	83,257	4,862
Endo International*	60,542	486
Ensign Group	15,059	771
Exact Sciences*	21,005	1,819
Exelixis*	55,915	1,331
Fluidigm*	57,065	758
GenMark Diagnostics*	471,219	3,341
Genomic Health*	16,425	1,151
Glaukos*	20,985	1,645
Global Blood Therapeutics*	17,330	917
HealthStream*	8,153	229
Heska*	2,141	182
HMS Holdings*	156,099	4,622
Horizon Pharma*	119,174	3,150
Innoviva*	21,764	305
Insmed*	47,785	1,389
Inspire Medical Systems*	56,736	3,221
Integer Holdings*	28,715	2,166
Intersect ENT*	18,657	600
Intra-Cellular Therapies, Cl A*	44,372	540

Description	Shares	Value (000)
Invacare	11,143	$93
Invitae*	46,580	1,091
Lannett*	11,185	88
Lantheus Holdings*	12,377	303
LeMaitre Vascular	5,000	155
LHC Group*	8,892	986
Luminex	13,313	306
Madrigal Pharmaceuticals*	7,125	892
Magellan Health*	7,248	478
Masimo*	10,365	1,433
Medicines*	19,938	557
MEDNAX*	47,113	1,280
Medpace Holdings*	7,890	465
Meridian Bioscience	12,732	224
Merit Medical Systems*	98,961	6,119
Molina Healthcare*	18,430	2,616
Momenta Pharmaceuticals*	29,791	433
Myriad Genetics*	22,274	740
NanoString Technologies*	54,185	1,297
Natus Medical*	10,869	276
Neogen*	15,854	910
NeoGenomics*	146,601	2,999
NextGen Healthcare*	14,370	242
Novocure*	15,320	738
Nuvectra*	205,867	2,267
Omnicell*	35,267	2,851
OraSure Technologies*	188,613	2,103
Orthofix Medical*	5,750	324
Owens & Minor	18,640	76
Oxford Immunotec Global*	187,585	3,232
PetIQ, Cl A*	50,729	1,593
Phibro Animal Health, Cl A	6,063	200
Prestige Consumer Healthcare*	51,347	1,536
Progenics Pharmaceuticals*	26,549	123
Providence Service*	34,312	2,286
PTC Therapeutics*	18,110	682
Quidel*	33,818	2,214
R1 RCM*	519,937	5,028
REGENXBIO*	9,279	532
Repligen*	11,879	702
Sage Therapeutics*	10,996	1,749
Sarepta Therapeutics*	10,958	1,306
Select Medical Holdings*	32,780	462
Spectrum Pharmaceuticals*	31,812	340
STAAR Surgical*	34,940	1,195
Supernus Pharmaceuticals*	15,871	556
Surmodics*	4,016	175
Tabula Rasa HealthCare*	5,289	298
Tactile Systems Technology*	5,137	271
Tandem Diabetes Care*	98,319	6,243
Tivity Health*	14,193	249
Ultragenyx Pharmaceutical*	10,965	761

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
US Physical Therapy	3,837	$403
Vanda Pharmaceuticals*	16,844	310
Varex Imaging*	11,525	390
Veracyte*	55,884	1,398
Vericel*	85,479	1,497
ViewRay*	389,127	2,876
Viking Therapeutics*	43,164	429
Wright Medical Group*	171,348	5,389

		151,943

Industrials – 18.1%
AAON	12,296	568
AAR	10,446	340
ABM Industries	100,187	3,642
Actuant, Cl A	18,507	451
Advanced Disposal Services*	55,370	1,550
Aegion, Cl A*	10,119	178
AerCap Holdings*	55,344	2,576
Aerojet Rocketdyne Holdings*	21,926	779
Aerovironment*	6,449	441
Air Transport Services Group*	67,810	1,563
Alamo Group	2,899	290
Albany International, Cl A	38,728	2,773
Allegiant Travel, Cl A	3,897	505
Altra Industrial Motion	87,580	2,719
American Woodmark*	4,535	375
Apogee Enterprises	8,187	307
Applied Industrial Technologies	11,775	700
ArcBest	8,259	254
Arcosa	14,720	450
Argan	24,190	1,208
ASGN*	36,639	2,326
Astec Industries	6,851	259
Atlas Air Worldwide Holdings*	7,779	393
Axon Enterprise*	17,907	974
AZZ	78,138	3,198
Barnes Group	43,763	2,250
Brady, Cl A	14,926	693
Briggs & Stratton	195,275	2,310
BrightView Holdings*	282,599	4,069
Brink’s	27,115	2,045
CAI International*	86,193	2,000
Casella Waste Systems, Cl A*	63,050	2,242
Chart Industries*	71,491	6,471
CIRCOR International*	6,343	207
Clean Harbors*	75,126	5,374
Columbus McKinnon	61,044	2,097
Comfort Systems USA	11,189	586
Commercial Vehicle Group*	173,186	1,328
Construction Partners, Cl A*	263,862	3,370
CoStar Group*	6,815	3,179
Covanta Holding	97,240	1,683

Description	Shares	Value (000)
Covenant Transportation Group, Cl A*	87,001	$1,651
CPI Aerostructures*	329,604	2,142
Cubic	8,683	488
DXP Enterprises*	4,776	186
Dycom Industries*	32,007	1,470
Echo Global Logistics*	8,949	222
EMCOR Group	71,887	5,253
Encore Wire	6,308	361
EnerSys	19,820	1,291
EnPro Industries	6,287	405
ESCO Technologies	7,861	527
Evoqua Water Technologies*	356,154	4,480
Exponent	15,671	905
Federal Signal	18,216	473
Forrester Research	3,211	155
Forward Air	8,732	565
Franklin Electric	11,656	595
FTI Consulting*	11,519	885
GATX	55,408	4,232
Genesee & Wyoming, Cl A*	29,024	2,529
Gibraltar Industries*	9,703	394
Granite Construction	118,299	5,105
Greenbrier	9,756	314
Griffon	10,342	191
Harsco*	52,737	1,063
Hawaiian Holdings	14,629	384
Heartland Express	14,297	276
Heidrick & Struggles International	5,693	218
Hillenbrand	19,014	790
Hub Group, Cl A*	99,479	4,064
Huron Consulting Group*	11,061	522
InnerWorkings*	258,175	935
Insperity	15,700	1,941
Insteel Industries	5,985	125
Interface, Cl A	128,200	1,964
ITT	96,705	5,609
John Bean Technologies	9,589	881
Kaman	8,447	494
KBR	392,128	7,486
Kelly Services, Cl A	9,335	206
Korn Ferry	17,232	772
Kornit Digital*	57,754	1,375
Lindsay	3,252	315
LSC Communications	10,576	69
Lydall*	5,462	128
Marten Transport	91,819	1,637
Matson	12,971	468
Matthews International, Cl A	48,776	1,802
McGrath RentCorp	92,057	5,208
Mercury Systems*	56,808	3,640
Middleby*	25,426	3,306

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Milacron Holdings*	189,579	$2,146
Mobile Mini	13,532	459
Moog, Cl A	69,323	6,028
Mueller Industries	168,657	5,286
Mueller Water Products, Cl A	217,963	2,188
Multi-Color	4,381	219
MYR Group*	5,338	185
National Presto Industries	1,652	179
Navigant Consulting	12,162	237
NN	146,999	1,101
Orion Group Holdings*	8,400	25
Oshkosh	75,409	5,665
Patrick Industries*	6,831	310
PGT Innovations*	17,439	242
Powell Industries	2,905	77
Primoris Services	114,912	2,376
Proto Labs*	8,209	863
Quanex Building Products	10,993	175
Raven Industries	10,877	417
Resources Connection	9,900	164
Rexnord*	49,570	1,246
RR Donnelley & Sons	22,000	104
Ryder System	49,430	3,064
Saia*	7,828	478
Simpson Manufacturing	91,520	5,424
SkyWest	15,705	853
SP Plus*	70,576	2,408
Spirit Airlines*	79,769	4,217
SPX*	13,172	458
SPX FLOW*	12,869	411
Standex International	4,026	296
Steelcase, Cl A	106,489	1,549
Sterling Construction*	180,248	2,257
Sturm Ruger	43,888	2,327
Team*	107,583	1,883
Tennant	54,561	3,388
Tetra Tech	16,809	1,002
Titan International	15,181	91
Titan Machinery*	47,710	742
TPI Composites*	46,890	1,342
Triumph Group	15,019	286
TrueBlue*	12,063	285
UniFirst	4,689	720
Universal Forest Products	18,470	552
US Ecology	6,670	373
US Xpress Enterprises, Cl A*	151,485	1,001
Veritiv*	4,259	112
Viad	6,095	343
Vicor*	5,400	167
Wabash National	94,435	1,280
Wabtec	20,465	1,509
WageWorks*	12,004	453

Description	Shares	Value (000)
Watts Water Technologies, Cl A	8,390	$678
Woodward	9,970	946

		219,807

Information Technology – 15.8%
3D Systems*	34,555	372
8x8*	29,035	586
ACI Worldwide*	67,974	2,234
ADTRAN	14,297	196
Advanced Energy Industries*	45,205	2,246
Advanced Micro Devices*	94,030	2,400
Agilysys*	5,825	123
Alarm.com Holdings*	10,685	693
Alpha & Omega Semiconductor*	300	3
Ambarella*	30,556	1,320
Anixter International*	8,725	490
Applied Optoelectronics*	5,966	73
Arlo Technologies*	23,162	96
Aspen Technology*	17,134	1,786
Axcelis Technologies*	9,738	196
Badger Meter	8,823	491
Bel Fuse, Cl B	3,256	82
Belden	28,966	1,555
Benchmark Electronics	61,825	1,623
Benefitfocus*	46,340	2,295
Bottomline Technologies DE*	71,525	3,583
Brooks Automation	57,988	1,701
Cabot Microelectronics	8,814	987
CalAmp*	109,645	1,379
Cardtronics*	11,330	403
CEVA*	6,878	185
Ciena*	19,980	746
Cohu	13,173	194
Comtech Telecommunications	7,942	184
Control4*	8,376	142
Cornerstone OnDemand*	31,475	1,724
Cray*	12,324	321
Cree*	93,731	5,363
CSG Systems International	9,980	422
CTS	9,861	290
Cypress Semiconductor	88,965	1,327
Daktronics	13,088	97
Diebold Nixdorf	24,300	269
Digi International*	8,716	110
Diodes*	12,374	429
DSP Group*	6,300	89
Ebix	6,634	328
Electronics For Imaging*	257,838	6,936
ePlus*	4,112	364
Euronet Worldwide*	59,918	8,544
EVERTEC	87,552	2,435
ExlService Holdings*	10,421	625
Extreme Networks*	35,103	263

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Fabrinet*	11,184	$586
FARO Technologies*	5,573	245
Finisar*	35,864	831
Five9*	88,867	4,695
ForeScout Technologies*	21,483	900
FormFactor*	22,496	362
Gartner*	5,016	761
Harmonic*	27,927	151
Ichor Holdings*	7,400	167
II-VI*	18,103	674
Infinera*	65,023	282
Insight Enterprises*	30,232	1,665
InterXion Holding*	27,355	1,825
Itron*	52,632	2,455
KEMET	17,413	295
Keysight Technologies*	45,431	3,962
Knowles*	131,682	2,322
Kopin*	18,000	24
Kulicke & Soffa Industries	20,027	443
LivePerson*	17,837	518
LiveRamp Holdings*	77,916	4,252
Logitech International	21,951	864
Lumentum Holdings*	42	2
MACOM Technology Solutions Holdings*	49,050	820
ManTech International, Cl A	8,045	435
MaxLinear, Cl A*	19,176	490
Methode Electronics	11,151	321
MicroStrategy, Cl A*	2,490	359
Mimecast*	37,635	1,782
Monotype Imaging Holdings	13,042	259
MTS Systems	23,295	1,269
Nanometrics*	7,828	242
NCR*	206,475	5,635
NETGEAR*	9,501	315
New Relic*	20,641	2,037
NIC	20,113	344
Novanta*	30,271	2,565
Okta, Cl A*	14,845	1,228
ON Semiconductor*	52,144	1,073
OneSpan*	10,193	196
OSI Systems*	5,088	446
Park Electrochemical	6,377	100
PDF Solutions*	9,180	113
Perficient*	9,984	273
Perspecta	120,803	2,443
Photronics*	21,328	202
Plantronics	87,275	4,024
Plexus*	9,381	572
Power Integrations	8,775	614
Progress Software	13,687	607
Q2 Holdings*	47,831	3,313

Description	Shares	Value (000)
Qualys*	10,303	$852
Rambus*	32,919	344
Rapid7*	99,508	5,036
RingCentral, Cl A*	63,647	6,861
Rogers*	27,938	4,439
Rudolph Technologies*	9,252	211
Sanmina*	20,776	599
ScanSource*	8,229	295
Semtech*	63,016	3,208
SMART Global Holdings*	3,900	75
SolarEdge Technologies*	13,464	507
SPS Commerce*	15,444	1,638
Sykes Enterprises*	12,009	340
Tenable Holdings*	47,792	1,513
Teradata*	17,780	776
TiVo	88,290	823
Trade Desk, Cl A*	9,120	1,805
Travelport Worldwide	39,846	627
TTEC Holdings	4,388	159
TTM Technologies*	28,030	329
Twilio, Cl A*	33,878	4,376
Ultra Clean Holdings*	12,358	128
Unisys*	16,300	190
Upland Software*	45,647	1,934
Veeco Instruments*	15,043	163
Verint Systems*	39,540	2,367
Versum Materials	23,009	1,158
ViaSat*	21,785	1,688
Viavi Solutions*	69,360	859
Virtusa*	39,613	2,117
Vishay Intertechnology	220,307	4,069
WEX*	11,502	2,208
Xperi	338,232	7,915
Zebra Technologies, Cl A*	31,926	6,689
Zendesk*	91,212	7,753

		192,709

Materials – 5.5%
AdvanSix*	8,722	249
AK Steel Holding*	101,425	279
Alamos Gold, Cl A	91,984	467
Allegheny Technologies*	57,970	1,482
American Vanguard	8,709	150
AptarGroup	41,934	4,461
Avery Dennison	30,111	3,403
Balchem	9,821	911
Berry Global Group*	27,630	1,488
Boise Cascade	11,667	312
Cabot	39,689	1,652
Century Aluminum*	15,992	142
Clearwater Paper*	5,351	104
Commercial Metals	131,708	2,250
Compass Minerals International	113,198	6,155

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Crown Holdings*	36,220	$1,977
Ferro*	25,233	478
FutureFuel	8,138	109
Hawkins	3,078	113
Haynes International	4,065	134
HB Fuller	15,459	752
Ingevity*	31,420	3,318
Innophos Holdings	101,990	3,074
Innospec	7,418	618
Kaiser Aluminum	4,879	511
Koppers Holdings*	6,620	172
Kraton*	63,774	2,052
Livent*	44,301	544
LSB Industries*	6,185	39
Materion	6,109	349
Mercer International	14,000	189
Myers Industries	10,556	181
Neenah	5,086	327
Olympic Steel	2,849	45
PH Glatfelter	189,677	2,678
Quaker Chemical	4,057	813
Rayonier Advanced Materials	14,717	200
Ryerson Holding*	242,881	2,079
Schweitzer-Mauduit International	9,332	361
Scotts Miracle-Gro, Cl A	44,604	3,505
Silgan Holdings	254,438	7,539
Stepan	6,146	538
Summit Materials, Cl A*	252,035	4,000
SunCoke Energy*	21,403	182
Tecnoglass	168,980	1,230
TimkenSteel*	12,221	133
Tredegar	8,054	130
US Concrete*	47,812	1,980
Valvoline	140,789	2,613
Venator Materials*	176,727	993

		67,461

Real Estate – 4.7%
Acadia Realty Trust‡	24,778	676
Agree Realty‡	20,253	1,404
American Assets Trust‡	11,481	527
Armada Hoffler Properties‡	16,039	250
CareTrust‡	54,154	1,270
CatchMark Timber Trust, Cl A‡	198,929	1,954
CBL & Associates Properties‡	54,245	84
Cedar Realty Trust‡	26,754	91
Chatham Lodging Trust‡	14,002	269
Chesapeake Lodging Trust‡	18,424	512
Community Healthcare Trust‡	58,087	2,085
DiamondRock Hospitality‡	61,182	663
Easterly Government Properties‡	387,321	6,976
EastGroup Properties‡	11,115	1,241
Essential Properties Realty Trust‡	27,503	537

Description	Shares	Value (000)
Four Corners Property Trust‡	20,750	$614
Franklin Street Properties‡	34,602	249
GEO Group‡	120,614	2,316
Getty Realty‡	10,234	328
Global Net Lease‡	25,402	480
Hannon Armstrong Sustainable Infrastructure Capital‡	73,728	1,890
Hersha Hospitality Trust, Cl A‡	11,883	204
HFF, Cl A	11,915	569
Independence Realty Trust‡	26,878	290
Innovative Industrial Properties, Cl A‡	3,100	253
iStar‡	22,023	185
Kite Realty Group Trust‡	25,349	405
Lexington Realty Trust‡	63,479	575
LTC Properties‡	12,048	552
Marcus & Millichap*	6,855	279
MedEquities Realty Trust‡	155,600	1,732
National Storage Affiliates Trust‡	17,183	490
NexPoint Residential Trust‡	22,733	872
NorthStar Realty Europe‡	14,979	260
Office Properties Income Trust‡	14,543	402
Outfront Media‡	201,789	4,722
Pennsylvania Real Estate Investment Trust‡	20,128	127
PS Business Parks‡	6,080	954
QTS Realty Trust, Cl A‡	75,137	3,380
Rayonier‡	84,747	2,671
RE/MAX Holdings, Cl A	75,465	2,908
Retail Opportunity Investments‡	205,140	3,557
RLJ Lodging Trust‡	122,925	2,160
RPT Realty‡	25,741	309
Saul Centers‡	3,647	187
STAG Industrial‡	66,849	1,982
Summit Hotel Properties‡	31,642	361
Universal Health Realty Income Trust‡	4,020	304
Urstadt Biddle Properties, Cl A‡	9,888	204
Washington‡	24,285	689
Washington Prime Group‡	56,090	317
Whitestone, Cl B‡	12,400	149
Xenia Hotels & Resorts‡	34,300	752

		57,217

Telecommunication Services – 0.1%
Care.com*	8,300	164
Meet Group*	105,520	531

		695

Utilities – 2.3%
ALLETE	39,260	3,228
American States Water	74,094	5,283
Avista	102,804	4,176
California Water Service Group	14,618	793

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Consolidated Water	168,056	$2,163
El Paso Electric	12,383	728
Hawaiian Electric Industries	61,884	2,523
Middlesex Water	4,808	269
Northwest Natural Holding	8,770	576
South Jersey Industries	73,275	2,350
Spire	13,404	1,103
Unitil	37,939	2,055
York Water	62,602	2,149

		27,396

Total Common Stock (Cost $1,107,466) (000)		1,172,690

Exchange Traded Funds — 0.4%
iShares Russell 2000 ETF	15,985	2,447
iShares Russell 2000 Value ETF	18,241	2,187

Total Exchange Traded Funds (Cost $4,257) (000)		4,634

Rights — 0.0%

	Number of Rights
A Schulman, ‡‡ (A)	8,148	4
Media General, ‡‡ (A)	9,318	1
Tobira Therapeutics, Expires 12/31/2028(A)	900	11

Total Rights (Cost $–) (000)		16

Warrants — 0.0%

	Number of Warrants
Emagin, ‡‡ (A)	169,519	2

Total Warrants (Cost $–) (000)		2

Short-Term Investment — 3.6%
State Street Institutional Treasury Money Market Fund, Cl Premier, 2.350%, (B)	43,352,663	43,353

Total Short-Term Investment (Cost $43,353) (000)		43,353

Total Investments In Securities — 100.4% (Cost $1,155,076) (000)		$1,220,695

Percentages are based on Net Assets of $1,216,199 (000).

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows (000):
Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	35	Jun-2019	$ 2,660	$ 2,702	$ 42

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	The rate reported is the 7-day effective yield as of March 31, 2019.

Cl — Class

ETF — Exchange Traded Fund

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,172,690	$—	$—	$1,172,690
Exchange Traded Funds	4,634	—	—	4,634
Rights	—	—	16	16
Warrants	—	—	2	2
Short-Term Investment	43,353	—	—	43,353

Total Investments in Securities	$1,220,677	$—	$18	$1,220,695

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$42	$—	$—	$42

Total Other Financial Instruments	$42	$—	$—	$42

** Futures contracts are valued at the unrealized appreciation on the instrument.

^ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2019, there were no transfers between Level 1, Level 2 or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Common Stock — 96.0%

Australia – 3.2%
Abacus Property Group‡	21,490	$57
Accent Group	18,279	19
Adelaide Brighton	27,509	88
Afterpay Touch Group*	8,496	126
AGL Energy	14,916	231
ALS	169,934	915
Altium	7,601	174
Altura Mining*	76,124	7
Alumina	503,151	865
Amcor	163,340	1,785
AMP	72,898	109
Ansell	9,241	167
APA Group	30,321	215
Appen	5,522	87
ARB	4,548	56
Ardent Leisure Group	27,204	22
Aristocrat Leisure	14,571	255
Asaleo Care*	306,954	195
ASX	4,920	244
Atlas Arteria	43,915	225
Aurizon Holdings	51,449	166
Ausdrill	41,925	49
AusNet Services	52,450	66
Australia & New Zealand Banking Group	217,156	4,013
Australian Agricultural*	23,907	17
Australian Pharmaceutical Industries	23,039	25
Automotive Holdings Group	13,972	17
Aventus Group‡	18,747	30
Aveo Group	25,450	36
Bank of Queensland	8,750	57
Bapcor	16,674	65
Beach Energy	111,919	164
Bega Cheese	13,110	43
Bellamy’s Australia*	5,663	45
Bendigo & Adelaide Bank	12,425	85
BHP Group	89,376	2,442
Bingo Industries	25,757	28
Blackmores	813	54
BlueScope Steel	93,665	928
Boral	29,759	97
Brambles	172,826	1,443
Bravura Solutions	13,546	53
Breville Group	5,401	62
Brickworks	4,908	60
BWP Trust‡	35,128	93
BWX	6,769	11
Caltex Australia	22,515	419
carsales.com	83,295	748
Cedar Woods Properties	3,968	15
Centuria Industrial‡	13,163	28
Challenger	14,109	83
Charter Hall Education Trust‡	14,626	36
Charter Hall Group‡	29,294	214
Charter Hall Long Wale‡	11,322	37
Charter Hall Retail‡	23,642	78
CIMIC Group	2,687	92
Cleanaway Waste Management	1,062,468	1,675

Description	Shares	Value (000)
Coca-Cola Amatil	148,637	$913
Cochlear	1,301	160
Coles Group*	28,144	237
Collins Foods	6,236	32
Commonwealth Bank of Australia	41,066	2,060
Computershare	12,105	147
Cooper Energy*	89,632	32
Corporate Travel Management	4,881	88
Costa Group Holdings	17,911	65
Credit Group	2,935	46
Cromwell Property Group‡	100,005	78
Crown Resorts	8,200	67
CSL	10,497	1,453
CSR	32,467	77
Dexus‡	26,001	234
Domain Holdings Australia	147,000	266
Domino’s Pizza Enterprises	1,173	36
Downer EDI	38,395	209
DuluxGroup	118,238	621
Eclipx Group	21,316	10
Elders	6,704	29
Emeco Holdings*	15,704	22
Estia Health	14,152	27
Evolution Mining	81,581	212
FlexiGroup	16,419	16
Flight Centre Travel Group	1,077	32
Fortescue Metals Group	35,062	177
Freedom Foods Group	6,566	21
G8 Education	25,620	55
Galaxy Resources*	22,233	30
GDI Property Group‡	34,540	34
Genworth Mortgage Insurance Australia	16,879	29
Goodman Group‡	37,413	354
GPT Group‡	40,765	180
GrainCorp, Cl A	14,161	92
Growthpoint Properties Australia‡	16,516	49
GUD Holdings	67,548	572
GWA Group	121,396	274
Hansen Technologies	10,712	22
Harvey Norman Holdings	13,109	37
Healius	37,909	71
Healthscope	99,035	171
HT&E	15,825	19
HUB24	3,334	33
IDP Education	8,410	87
Iluka Resources	26,830	171
Incitec Pivot	39,492	87
Independence Group NL	31,300	108
Infigen Energy*	56,767	18
Inghams Group	15,039	47
Insurance Australia Group	52,784	288
Integrated Research	5,376	10
InvoCare	6,571	66
IOOF Holdings	20,518	89
IPH	69,365	347
IRESS	9,028	84
James Hardie Industries	10,359	133
JB Hi-Fi	7,497	133
Kidman Resources*	23,424	20
Kogan.com	2,439	6
Lend Lease Group	14,440	127
Link Administration Holdings	32,402	170
Lovisa Holdings	3,380	22

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Lynas*	41,721	$62
Macquarie Group	7,462	685
Magellan Financial Group	7,879	204
Mayne Pharma Group*	93,128	46
McMillan Shakespeare	4,431	38
Medibank	73,116	143
Mesoblast*	24,845	25
Metcash	211,109	397
Mineral Resources	10,421	117
Mirvac Group‡	92,327	180
Moelis Australia	1,928	6
Monadelphous Group	5,340	66
Myer Holdings*	45,103	20
MYOB Group	28,058	66
Nanosonics*	16,825	52
National Australia Bank	143,183	2,569
National Storage‡	45,185	57
Navigator Global Investments	8,067	18
Navitas	14,334	59
Netwealth Group	4,343	25
New Hope	18,396	39
Newcrest Mining	66,929	1,211
NEXTDC*	22,209	100
nib holdings	29,519	110
Nine Entertainment Holdings	434,559	528
Northern Star Resources	39,752	253
NRW Holdings	23,052	39
Nufarm	19,095	64
OFX Group	12,084	14
Oil Search	316,346	1,763
oOh!media	13,466	37
Orica	94,769	1,187
Origin Energy	39,939	204
Orocobre*	14,173	34
Orora	75,558	160
OZ Minerals	20,660	155
Pact Group Holdings	13,463	27
Pendal Group	18,518	122
Perpetual	2,817	77
Pilbara Minerals*	93,910	53
Pinnacle Investment Management Group	5,449	21
Platinum Asset Management	15,905	52
Premier Investments	5,913	68
Pro Medicus	2,519	26
QBE Insurance Group	137,681	1,203
Qube Holdings	85,863	171
Ramsay Health Care	3,479	159
RCR Tomlinson	18,154	11
REA Group	1,200	64
Regis Healthcare	10,829	26
Regis Resources	31,299	118
Reliance Worldwide	49,909	153
Resolute Mining	50,843	44
Rio Tinto	8,555	595
Rural Funds Group‡	18,414	30
Sandfire Resources NL	9,670	47
Santos	43,524	211
Saracen Mineral Holdings*	50,432	104
Scentre Group‡	121,839	355
SEEK	8,496	106
Select Harvests	6,440	28
Senex Energy*	56,162	15
Seven Group Holdings	7,198	89

Description	Shares	Value (000)
Seven West Media*	54,599	$19
SG Fleet Group	5,482	9
Shopping Centres Australasia Property Group‡	55,925	105
Sigma Healthcare	227,104	85
Sims Metal Management	11,142	85
SmartGroup	4,771	27
Sonic Healthcare	10,688	186
South32	124,914	331
Southern Cross Media Group	46,424	39
Spark Infrastructure Group	108,421	176
SpeedCast International	14,219	38
St. Barbara	34,226	82
Star Entertainment Grp	53,308	158
Steadfast Group	51,913	117
Stockland‡	59,707	163
Suncorp Group	29,648	290
Super Retail Group	9,018	51
Sydney Airport	29,245	154
Syrah Resources*	19,770	15
Tabcorp Holdings	49,761	163
Tassal Group	11,127	38
Technology One	15,816	90
Telstra	105,710	248
TPG Telecom	10,268	51
Transurban Group	61,556	577
Treasury Wine Estates	16,234	172
Unibail-Rodamco-Westfield‡	20,980	172
Vicinity Centres‡	85,315	158
Village Roadshow*	4,038	9
Virtus Health	5,582	16
Viva Energy‡	100,164	181
Vocus Communications*	37,262	98
Washington H Soul Pattinson	2,441	46
Webjet	8,287	86
Wesfarmers	26,156	644
Western Areas	18,664	30
Westgold Resources*	20,026	18
Westpac Banking	79,602	1,465
Whitehaven Coal	46,300	133
WiseTech Global	5,860	96
Woodside Petroleum	21,565	530
Woolworths Group	203,197	4,386
WorleyParsons	7,275	73
WPP AUNZ	14,271	6

		57,142

Austria – 0.2%
Agrana Beteiligungs	764	15
ANDRITZ	8,274	355
AT&S Austria Technologie & Systemtechnik	1,633	28
BAWAG Group(A)	2,596	115
DO & CO	431	35
Erste Group Bank	6,853	251
EVN	2,603	38
FACC	1,408	20
Immobilien Anlagen	4,138	149
IMMOFINANZ*	5,755	143
Kapsch TrafficCom	255	9
Lenzing	815	87
Oesterreichische Post	12,414	525
OMV	3,328	181

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Palfinger	896	$25
Porr Ag	594	13
Raiffeisen Bank International	4,038	91
Rhi Magnesita	1,300	76
S IMMO	2,927	60
Schoeller-Bleckmann Oilfield Equipment	667	55
Semperit Holding*	396	6
Telekom Austria, Cl A	10,189	74
UNIQA Insurance Group	8,071	81
Verbund	1,543	74
Vienna Insurance Group Wiener Versicherung Gruppe	2,394	61
Voestalpine	2,540	77
Wienerberger	40,441	860
Zumtobel Group*	1,738	12

		3,516

Belgium – 0.7%
Ackermans & van Haaren	1,499	227
Aedifica‡	1,214	116
Ageas	4,140	200
AGFA-Gevaert*	11,347	47
Anheuser-Busch InBev	31,327	2,628
Argenx*	1,873	231
Barco	572	88
Befimmo‡	1,402	83
Bekaert	2,176	51
Biocartis* (A)	1,945	25
bpost	6,462	70
Cie d’Entreprises CFE	457	42
Cofinimmo‡	1,425	188
Colruyt	1,626	120
D’ieteren	1,502	59
Econocom Group	7,592	31
Elia System Operator	1,807	127
Euronav	9,507	77
Exmar*	1,664	11
Fagron	2,417	43
Gimv	1,372	77
Greenyard	625	2
Groupe Bruxelles Lambert	1,821	177
Intervest Offices & Warehouses‡	1,364	37
Ion Beam Applications*	1,385	23
KBC Ancora	2,443	113
KBC Group	70,640	4,936
Kinepolis Group	982	56
Melexis	1,227	74
Mithra Pharmaceuticals*	749	22
Montea C.V.A‡	693	57
Ontex Group	5,036	113
Orange Belgium	1,811	39
Proximus	3,760	108
Recticel	2,226	17
Retail Estates‡	457	42
Sioen Industries	310	9
Sofina	995	194
Solvay	1,901	206
Telenet Group Holding*	1,173	56
Tessenderlo Group*	1,764	59
UCB	2,879	247
Umicore	4,755	211
Van de Velde	238	8

Description	Shares	Value (000)
Warehouses De Pauw CVA‡	1,077	$173

		11,520

Brazil – 2.0%
Ambev ADR	790,665	3,400
Atacadao Distribuicao Comercio e Industria Ltda*	82,200	422
B3 - Brasil Bolsa Balcao*	265,100	2,159
Banco Bradesco ADR	621,720	6,782
Banco BTG Pactual*	17,400	160
Banco do Brasil*	180,900	2,240
Cia de Saneamento Basico do Estado de Sao Paulo*	17,600	187
Embraer	51,025	242
Estacio Participacoes	89,500	607
Grendene	47,200	102
IRB Brasil Resseguros S	168,200	3,909
LOG Commercial Properties e Participacoes*	6,313	27
LPS Brasil Consultoria de Imoveis*	152,935	189
Magazine Luiza	19,700	864
MRV Engenharia e Participacoes	237,000	849
Natura Cosmeticos	103,827	1,193
Petrobras Distribuidora	186,201	1,100
Porto Seguro	104,320	1,433
QGEP Participacoes	25,000	99
Raia Drogasil*	125,400	2,083
SLC Agricola	20,200	212
Smiles Fidelidade	23,100	280
Sul America	169,700	1,281
Tim Participacoes	174,900	531
TOTVS	211,800	2,133
Vale*	98,800	1,290
Vale, Cl B ADR*	86,974	1,136
WEG	202,700	932

		35,842

Canada – 4.5%
Advantage Oil & Gas*	11,250	19
Aecon Group	3,705	48
Ag Growth International	1,202	56
AGF Management, Cl B	3,824	15
Agnico Eagle Mines	5,900	257
AGT Food & Ingredients*	1,314	18
Alacer Gold*	18,806	51
Alamos Gold, Cl A	25,138	128
Alaris Royalty	2,315	37
Algonquin Power & Utilities	29,971	338
Alimentation Couche-Tard, Cl B	34,188	2,013
Allied Properties‡	3,123	115
AltaGas	7,300	96
Altius Minerals	2,611	25
Altus Group	2,615	51
Aphria*	14,308	133
ARC Resources	7,400	51
Aritzia*	3,739	50
Artis‡	4,346	36
Atco, Cl I	1,700	57
Athabasca Oil*	26,977	17
ATS Automation Tooling Systems*	4,522	66
Aurinia Pharmaceuticals*	3,317	21
Aurora Cannabis*	18,600	168
B2Gold*	63,267	177

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Badger Daylighting	2,201	$67
Ballard Power Systems*	12,174	37
Bank of Montreal	14,800	1,107
Bank of Nova Scotia	66,616	3,546
Barrick Gold	118,164	1,621
Bausch Health*	8,100	200
Baytex Energy*	33,951	58
BCE	21,345	948
Birchcliff Energy	16,002	43
BlackBerry*	13,800	139
Boardwalk‡	1,409	43
Bombardier, Cl B*	56,700	109
Bonterra Energy	1,293	6
Boralex	4,327	61
Brookfield Asset Management, Cl A	72,595	3,382
BRP	2,817	78
CAE	194,000	4,299
Calfrac Well Services*	3,400	9
Cameco	9,800	116
Canaccord Genuity Group	7,448	33
Canacol Energy*	8,381	28
Canada Goose Holdings*	3,040	146
Canadian Apartment Properties‡	4,543	175
Canadian Imperial Bank of Commerce	10,200	806
Canadian National Railway	16,900	1,513
Canadian Natural Resources	95,223	2,614
Canadian Pacific Railway	9,678	1,994
Canadian Tire, Cl A	1,500	162
Canadian Utilities, Cl A	3,700	101
Canadian Western Bank	5,745	120
Canfor*	4,376	45
Canfor Pulp Products	1,920	21
CannTrust Holdings*	4,600	36
Canopy Growth*	4,700	204
Capital Power	6,855	161
Cardinal Energy	6,294	13
Cascades	4,132	26
CCL Industries, Cl B	3,900	158
Celestica*	8,177	69
Cenovus Energy	23,700	206
Centerra Gold*	13,342	70
CES Energy Solutions	15,713	32
CGI, Cl A*	5,700	392
China Gold International Resources*	16,586	21
Choice Properties‡	8,328	88
Chorus Aviation	1,500	8
CI Financial	6,400	87
Cineplex	4,118	75
Cogeco	300	18
Cogeco Communications	1,005	64
Colliers International Group	2,325	155
Cominar‡	5,251	46
Computer Modelling Group	5,324	25
Constellation Software	2,343	1,985
Continental Gold*	9,242	20
Corby Spirit and Wine, Cl A	600	8
Corus Entertainment	7,031	31
Cott	9,017	132
Crescent Point Energy	34,800	113
Crombie‡	2,621	28
Cronos Group*	4,700	86

Description	Shares	Value (000)
CT‡	3,112	$33
Descartes Systems Group*	4,943	180
Detour Gold*	11,203	105
DIRTT Environmental Solutions*	6,033	38
Dollarama	6,900	184
Dorel Industries, Cl B	1,618	14
Dream Global‡	12,211	129
Dream Industrial‡	3,023	27
Dream Office‡	1,673	31
DREAM Unlimited, Cl A	4,532	26
ECN Capital	13,162	43
Eldorado Gold*	9,496	44
Element Financial	26,736	169
Emera	1,700	64
Empire	4,600	100
Enbridge	46,900	1,699
Encana	33,800	245
Endeavour Mining*	4,914	74
Endeavour Silver*	8,371	21
Enerflex	5,690	80
Enerplus	15,650	131
Enghouse Systems	2,824	72
Ensign Energy Services	8,650	35
Entertainment One	23,751	138
Equitable Group	806	39
Evertz Technologies	1,812	23
Exchange Income	506	13
Exco Technologies	1,300	9
Extendicare	5,250	30
Fairfax Financial Holdings	7,178	3,325
Fiera Capital, Cl A	3,121	29
Finning International	4,800	85
First Capital Realty	5,000	80
First Majestic Silver*	11,466	75
First National Financial	1,200	27
First Quantum Minerals	17,500	198
FirstService	2,117	189
Fortis	9,800	362
Fortuna Silver Mines*	9,861	33
Franco-Nevada	12,958	972
Freehold Royalties	5,941	37
Genworth MI Canada	2,521	77
George Weston	2,040	147
Gibson Energy	9,413	162
Gildan Activewear	18,473	664
Goldcorp	22,100	253
Granite‡	1,414	68
Great Canadian Gaming*	3,714	139
Great-West Lifeco	6,700	162
Guyana Goldfields*	10,463	8
H&R Real Estate Investment Trust‡	4,100	72
HEXO*	11,100	73
Home Capital Group, Cl B*	3,834	45
Hudbay Minerals	16,131	115
Hudson’s Bay	7,288	40
Husky Energy	8,400	83
Hydro One(A)	8,800	137
iA Financial	2,500	92
IAMGOLD*	28,695	99
IGM Financial	2,800	72
Imperial Oil	6,300	172
Innergex Renewable Energy	7,160	75
Intact Financial	3,200	271

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Inter Pipeline	44,871	$742
Interfor*	4,248	50
InterRent‡	3,326	36
Intertape Polymer Group	3,925	53
Ivanhoe Mines, Cl A*	35,385	85
Jamieson Wellness	2,417	34
Just Energy Group	5,727	19
Kelt Exploration*	9,618	40
Keyera	5,800	137
Killam Apartment‡	5,440	79
Kinaxis*	1,614	94
Kinder Morgan Canada(A)	2,314	28
Kinross Gold*	31,400	108
Kirkland Lake Gold	12,214	372
Knight Therapeutics*	6,741	37
Labrador Iron Ore Royalty	3,929	86
Largo Resources*	16,500	26
Laurentian Bank of Canada	2,721	83
Linamar	2,900	104
Lithium Americas*	3,800	14
Loblaw	33,497	1,652
Lucara Diamond	18,189	21
Lundin Gold*	4,300	17
Lundin Mining	14,400	67
MAG Silver*	4,397	47
Magellan Aerospace	700	9
Magna International	20,095	979
Major Drilling Group International*	5,585	19
Manulife Financial	45,800	775
Maple Leaf Foods	5,154	119
Martinrea International	5,584	51
Maxar Technologies	3,645	15
Medical Facilities	1,611	21
MEG Energy*	14,566	56
Methanex	1,400	80
Metro, Cl A	6,110	225
Morguard‡	1,400	13
Morneau Shepell	4,010	82
Mountain Province Diamonds	9,569	8
MTY Food Group	1,411	62
Mullen Group	6,298	56
National Bank of Canada	7,700	348
Nemaska Lithium*	41,552	11
Neo Performance Materials	1,000	9
New Gold*	34,337	29
NexGen Energy*	18,140	29
NFI Group	3,742	93
Norbord	2,423	67
North West	2,933	63
Northland Power	7,057	125
Northview Apartment‡	1,512	33
NorthWest Healthcare Properties‡	3,424	30
Novagold Resources*	14,938	62
Nutrien	14,209	748
NuVista Energy*	11,441	37
Obsidian Energy*	30,272	8
OceanaGold	40,277	127
Onex	2,100	118
Open Text	6,700	257
Osisko Gold Royalties	7,652	86
Osisko Mining*	9,794	21
Pan American Silver	13,842	183
Paramount Resources, Cl A*	4,265	23
Parex Resources*	9,906	155

Description	Shares	Value (000)
Parkland Fuel	8,449	$258
Pason Systems	5,119	75
Pembina Pipeline	11,672	429
Pengrowth Energy*	29,039	12
Peyto Exploration & Development	10,443	55
Power Corp of Canada	8,000	187
Power Financial	6,600	154
PrairieSky Royalty	46,601	628
Precision Drilling*	19,117	45
Premier Gold Mines*	10,700	12
Premium Brands Holdings	1,817	105
Pretium Resources*	10,903	93
ProMetic Life Sciences*	31,100	7
Quebecor, Cl B	10,548	258
Recipe Unlimited	1,615	31
Restaurant Brands International	5,500	357
Richelieu Hardware	3,500	62
RioCan‡	3,900	77
Ritchie Bros Auctioneers	36,899	1,253
Rogers Communications, Cl B	20,367	1,095
Rogers Sugar	5,472	25
Royal Bank of Canada	44,331	3,345
Russel Metals	3,912	69
Sandstorm Gold*	12,393	68
Saputo	6,000	205
Savaria	1,417	16
Seabridge Gold*	2,627	33
Secure Energy Services	10,401	64
SEMAFO*	20,349	56
Seven Generations Energy*	5,700	41
Shaw Communications, Cl B	11,400	237
ShawCor	4,313	65
Shopify, Cl A*	2,100	433
Sienna Senior Living	4,023	57
Sierra Wireless*	2,425	30
Silvercorp Metals	10,626	27
Sleep Country Canada Holdings(A)	2,235	32
SmartCentres‡	1,300	34
SNC-Lavalin Group	4,200	107
Spin Master* (A)	6,103	171
Sprott	10,968	25
SSR Mining*	7,865	99
Stantec	7,355	174
Stars Group*	4,000	70
Stelco Holdings	1,601	20
Stella-Jones	3,024	103
Summit Industrial Income REIT‡	3,200	29
Sun Life Financial	13,900	534
Suncor Energy	185,721	6,018
Superior Plus	10,739	92
Surge Energy	17,533	17
Tamarack Valley Energy*	14,535	26
Teck Resources, Cl B	11,600	269
TELUS	4,700	174
Tervita*	4,800	22
TFI International	5,747	170
Theratechnologies*	4,513	26
Thomson Reuters	5,040	298
Timbercreek Financial	5,435	38
TMAC Resources*	1,800	6
TMX Group	3,028	195
TORC Oil & Gas	10,575	36
Torex Gold Resources*	5,481	69
Toromont Industries	5,225	267

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Toronto-Dominion Bank	71,114	$3,858
Total Energy Services	2,725	20
Tourmaline Oil	6,300	97
TransAlta	17,610	129
TransAlta Renewables	8,261	84
TransCanada	39,313	1,766
Transcontinental, Cl A	4,646	58
Trevali Mining*	50,004	15
Trican Well Service*	17,605	17
Tricon Capital Group	8,075	70
Turquoise Hill Resources*	29,900	49
Uni-Select	2,709	28
Uranium Participation*	8,376	28
Valener	2,316	45
Vermilion Energy	3,400	84
Wajax	1,209	15
West Fraser Timber	1,300	63
Western Forest Products	23,560	32
WestJet Airlines	1,715	25
Westshore Terminals Investment	3,218	48
Wheaton Precious Metals	10,100	240
Whitecap Resources	26,773	92
Winpak	2,019	65
WPT Industrial‡	1,916	27
WSP Global	2,800	152
Yamana Gold	60,910	159

		79,875

Chile – 0.2%
CAP	11,219	133
Cia Cervecerias Unidas	66,793	957
Cia Cervecerias Unidas ADR	10,933	322
Cia Sud Americana de Vapores*	15,948,527	536
Empresas CMPC	134,579	475
Enaex	24,714	301
Quinenco	381,352	1,009

		3,733

China – 2.8%
21Vianet Group ADR*	11,331	90
58.com ADR*	3,821	251
Air China, Cl H	788,000	970
Alibaba Group Holding ADR*	55,323	10,093
Anhui Conch Cement, Cl H	278,000	1,698
Autohome ADR*	17,752	1,866
Baidu ADR*	25,907	4,271
Bank of Communications, Cl H	1,476,000	1,209
BeiGene ADR*	900	119
CECEP COSTIN New Materials Group* (B)	1,134,000	1
Changyou.com ADR*	16,394	280
China International Travel Service, Cl A	257,150	2,682
China Merchants Bank, Cl H	141,000	685
China Railway Construction, Cl H	1,093,500	1,432
China Telecom ADR	10,259	575
Ctrip.com International ADR*	13,771	602
Huazhu Group ADR	60,310	2,541
Jiangsu Hengrui Medicine, Cl A	149,667	1,457
Kweichow Moutai, Cl A	28,100	3,571
NetEase ADR	7,275	1,757
PetroChina, Cl H	2,332,000	1,512
TAL Education Group ADR*	45,895	1,656

Description	Shares	Value (000)
Tencent Music Entertainment Group ADR*	64,351	$1,165
Tsingtao Brewery, Cl H	124,000	584
Vipshop Holdings ADR*	125,471	1,007
Xiwang Special Steel	548,000	107
Yum China Holdings	128,401	5,767
YY ADR*	13,296	1,117

		49,065

Colombia – 0.1%
Bancolombia ADR	22,379	1,143
Ecopetrol ADR	66,991	1,436

		2,579

Czech Republic – 0.0%
Komercni Banka	14,624	597

Denmark – 1.6%
ALK-Abello*	442	73
Alm Brand	4,164	36
Ambu, Cl B	10,609	281
AP Moeller - Maersk, Cl A	101	122
AP Moeller - Maersk, Cl B	167	213
Bang & Olufsen*	2,164	19
Bavarian Nordic*	1,921	40
Carlsberg, Cl B	28,607	3,573
Chr Hansen Holding	2,466	250
Coloplast, Cl B	28,731	3,152
D/S Nordern	2,083	28
Danske Bank	25,460	447
Demant*	44,852	1,326
Dfds	2,089	86
DSV	4,309	356
FLSmidth	2,569	110
Genmab*	1,400	243
GN Store Nord	54,031	2,509
H Lundbeck	1,960	85
ISS	3,718	113
Jyske Bank*	4,610	178
Matas	2,427	24
Netcompany Group* (A)	1,897	68
Nilfisk Holding*	1,633	65
NKT*	1,620	29
NNIT(A)	729	19
Novo Nordisk, Cl B	191,346	10,017
Novozymes, Cl B	4,982	229
Orsted(A)	4,331	328
Pandora	2,445	114
Per Aarsleff Holding	1,404	47
Rockwool International, Cl B	589	138
Royal Unibrew	3,225	238
Scandinavian Tobacco Group(A)	4,259	53
Schouw	848	63
SimCorp	2,611	252
Spar Nord Bank	5,375	47
Sydbank	4,554	94
Topdanmark	2,532	127
TORM, Cl A*	2,151	16
Tryg	2,666	73
Vestas Wind Systems	35,226	2,964
Zealand Pharma*	1,461	26

		28,271

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Egypt – 0.0%
Telecom Egypt	129,194	$109

Finland – 0.7%
Aktia Bank	3,052	32
Amer Sports*	18,098	816
Cargotec, Cl B	2,517	93
Caverion	5,640	35
Citycon	4,303	44
Cramo	2,511	49
DNA	3,586	74
Elisa	3,695	167
Finnair	3,198	29
Fortum	11,043	226
F-Secure*	4,999	14
Huhtamaki	6,922	258
Kemira	6,436	79
Kesko, Cl B	4,171	254
Kone, Cl B	7,777	392
Konecranes, Cl A	4,336	154
Lehto Group	1,865	9
Metsa Board	12,472	76
Metso	2,388	82
Neste	2,932	312
Nokia	119,038	678
Nokian Renkaat	88,162	2,950
Oriola, Cl B	7,006	18
Orion, Cl B	2,841	107
Outokumpu	20,008	73
Outotec*	8,682	38
Ponsse	768	25
Ramirent	5,128	32
Sampo, Cl A	55,917	2,534
Sanoma	5,005	49
Stora Enso, Cl R	14,197	174
Tieto	3,439	105
Tikkurila	106,509	1,746
Tokmanni Group	3,169	30
UPM-Kymmene	12,230	357
Uponor	3,646	42
Valmet	8,265	209
Wartsila, Cl B	37,814	611
YIT	10,534	61

		13,034

France – 6.6%
ABC arbitrage	2,361	16
Accor	4,820	195
Aeroports de Paris	736	142
Air France-KLM*	12,377	139
Air Liquide	129,057	16,411
Airbus Group	25,239	3,338
Akka Technologies	681	46
AKWEL	382	6
Albioma	1,830	43
ALD	6,540	92
Alstom*	3,859	167
Alten	8,013	857
Altran Technologies	14,887	163
Amundi(A)	1,653	104
Arkema	1,547	147
Assystem	389	14
Atos	2,351	227

Description	Shares	Value (000)
Aubay	358	$13
AXA	71,583	1,800
Beneteau	2,356	28
BioMerieux	965	80
BNP Paribas	46,813	2,237
Boiron	456	27
Bollore	21,791	99
Bonduelle SCA	857	25
Bourbon*	1,188	3
Bouygues	5,636	201
Bureau Veritas	6,388	150
Capital Gemini	3,685	447
Carrefour	13,491	252
Casino Guichard Perrachon	1,370	59
Cellectis*	1,978	36
CGG*	42,507	87
Chargeurs	937	20
Cie de Saint-Gobain	11,421	414
Cie des Alpes	722	19
Cie Generale des Etablissements Michelin SCA	3,926	464
Cie Plastic Omnium	3,784	101
CNP Assurances	4,404	97
Coface*	5,969	53
Covivio‡	1,151	122
Credit Agricole	26,222	317
Danone	76,477	5,893
Dassault Aviation	62	91
Dassault Systemes	16,165	2,407
DBV Technologies*	1,284	19
Derichebourg	5,403	22
Devoteam	351	39
Edenred	35,995	1,638
Eiffage	2,048	197
Electricite de France	14,553	199
Elior Group(A)	7,387	99
Elis	26,589	427
Engie	275,633	4,106
Eramet	602	33
EssilorLuxottica	48,652	5,315
Esso Francaise	145	5
Etablissements Maurel et Prom	2,731	10
Eurazeo	1,327	99
Eurofins Scientific	2,643	1,095
Europcar Mobility Group(A)	6,948	56
Eutelsat Communications	4,495	79
Faurecia	1,901	80
FFP	388	41
FIGEAC-AERO*	572	8
Fnac Darty*	1,141	85
Gaztransport Et Technigaz	1,304	119
Gecina‡	1,179	174
Genfit*	1,922	46
Getlink	56,020	850
GL Events	344	8
Groupe Crit	109	7
Groupe Guillin	418	9
Guerbet	345	21
Haulotte Group	555	5
Hermes International	1,842	1,215
ICADE‡	705	60
ID Logistics Group*	134	21
Iliad	670	67
Imerys	2,955	147

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Ingenico Group	1,636	$117
Innate Pharma*	3,041	21
Interparfums	902	49
Ipsen	996	137
IPSOS	2,195	55
Jacquet Metal Service	963	16
JCDecaux	15,381	468
Kaufman & Broad	1,138	46
Kering	1,753	1,005
Klepierre‡	5,355	188
Korian	3,233	131
LafargeHolcim	67	3
Lagardere	6,683	172
Latecoere*	3,375	12
Legrand	56,575	3,786
LISI	1,226	38
LNA Sante	284	15
L’Oreal	20,621	5,547
LVMH Moet Hennessy Louis Vuitton	24,552	9,031
Maisons du Monde(A)	2,850	55
Manitou BF	688	19
Mercialys‡	3,528	49
Mersen	964	31
Metropole Television	1,755	32
Natixis	23,654	126
Neopost	10,247	245
Nexans	1,743	52
Nexity	2,616	128
Nokia	11,144	64
Oeneo	1,297	14
Orange	46,074	750
Orpea	2,897	348
Pernod Ricard	45,998	8,256
Peugeot	13,464	328
Publicis Groupe	4,828	258
Rallye	1,708	20
Remy Cointreau	502	67
Renault	4,389	290
Rexel	7,162	81
Rubis SCA	5,575	304
Safran	7,719	1,059
Sanofi	26,146	2,309
Sartorius Stedim Biotech	627	79
Schneider Electric	117,286	9,202
SCOR	4,101	175
SEB	623	105
SES, Cl A	9,380	146
Societe BIC	760	68
Societe Generale	17,667	511
Sodexo	2,010	222
SOITEC*	1,250	102
Solocal Group*	38,289	22
Solutions 30*	4,412	54
Sopra Steria Group	886	103
SPIE	7,582	134
Stallergenes Greer*	321	13
STMicroelectronics	15,562	230
Suez	8,607	114
Synergie	370	12
Tarkett	1,916	41
Technicolor*	22,056	25
TechnipFMC	7,236	169
Teleperformance	4,225	759

Description	Shares	Value (000)
Television Francaise 1	2,620	$24
Thales	8,545	1,023
TOTAL	207,394	11,521
Trigano	551	43
Ubisoft Entertainment*	1,856	165
Valeo	6,268	182
Vallourec*	20,923	49
Veolia Environnement	12,263	274
Vicat	4,856	234
Vilmorin & Cie	438	23
Vinci	11,756	1,144
Virbac*	264	43
Vivendi	24,102	699
Wendel	695	88
Worldline* (A)	2,568	152
X-Fab Silicon Foundries* (A)	4,758	23

		117,745

Germany – 5.4%
1&1 Drillisch	1,354	48
Aareal Bank	3,634	112
adidas	10,286	2,499
ADLER Real Estate	2,231	33
ADO Properties(A)	1,978	112
ADVA Optical Networking*	2,626	26
AIXTRON*	7,042	63
Allianz	9,848	2,191
alstria office‡	9,462	154
Amadeus Fire	373	43
Aroundtown	19,944	164
Aumann(A)	457	14
AURELIUS Equity Opportunities & KGaA	1,472	67
Aurubis	2,458	132
Axel Springer	14,811	765
BASF	83,853	6,164
Basler	72	12
Bayer	111,657	7,214
Bayerische Motoren Werke	86,177	6,646
BayWa	1,041	30
Bechtle	1,941	180
Beiersdorf	66,458	6,914
Bertrandt	368	26
bet-at-home.com	120	8
Bilfinger	2,009	70
Borussia Dortmund GmbH & KGaA	3,992	37
Brenntag	24,070	1,238
CANCOM	2,089	94
Carl Zeiss Meditec	2,606	217
CECONOMY*	11,718	62
Cewe Stiftung & KGAA	358	31
comdirect bank	1,809	20
Commerzbank	25,737	199
CompuGroup Medical	1,593	94
Consus Real Estate*	2,729	20
Continental	2,525	380
Corestate Capital Holding	783	31
Covestro	4,375	241
CTS Eventim & KGaA	13,960	661
Daimler	21,056	1,234
Delivery Hero* (A)	2,337	84
Deutsche Bank	45,023	367
Deutsche Beteiligungs	792	29

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Deutsche Boerse	20,730	$2,658
Deutsche EuroShop	3,237	98
Deutsche Lufthansa	5,900	129
Deutsche Pfandbriefbank(A)	8,716	107
Deutsche Post	22,842	743
Deutsche Telekom	134,301	2,228
Deutsche Wohnen	8,196	397
Deutz	7,274	61
DIC Asset	3,509	40
DMG Mori	1,265	61
Draegerwerk & KGaA	226	10
Duerr	3,208	126
DWS Group GmbH & KGaA(A)	2,529	88
E.ON	50,723	564
EDAG Engineering Group	682	12
Elmos Semiconductor	783	17
ElringKlinger*	1,756	12
Encavis	5,749	41
Evonik Industries	4,385	119
Evotec*	8,173	217
FinTech Group*	637	15
Fraport Frankfurt Airport Services Worldwide	1,249	96
Freenet	8,243	177
Fresenius & KGaA	9,601	536
Fresenius Medical Care & KGaA	28,608	2,308
GEA Group	10,193	267
Gerresheimer	5,067	381
GFT Technologies	1,236	11
Grand City Properties	7,592	183
GRENKE	1,638	160
H&R GmbH & KGaA*	694	6
Hamborner‡	4,032	42
Hamburger Hafen und Logistik	1,537	35
Hannover Rueck	3,723	535
Hapag-Lloyd(A)	2,465	78
HeidelbergCement	3,388	244
Heidelberger Druckmaschinen*	15,479	27
HelloFresh*	4,581	43
Henkel & KGaA	22,800	2,168
Hochtief	518	75
Hornbach Holding & KGaA	630	32
HUGO BOSS	1,556	106
Hypoport*	236	47
Indus Holding	1,232	59
Infineon Technologies	26,201	520
Innogy	1,008	43
Innogy(A)	2,688	124
Isra Vision	999	37
Jenoptik	3,347	125
JOST Werke(A)	897	31
K+S	12,102	222
KION Group	1,675	88
Kloeckner	4,559	34
Koenig & Bauer	822	34
Krones	1,033	91
KWS Saat	760	53
LANXESS	2,296	122
LEG Immobilien	4,033	495
Leoni*	2,132	42
Linde	18,368	3,214
MBB	132	12
Merck KGaA	38,947	4,441
METRO	4,134	69

Description	Shares	Value (000)
MLP	4,421	$22
MorphoSys*	2,011	183
MTU Aero Engines	9,381	2,124
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	3,455	817
Nemetschek	1,203	205
Nordex*	4,342	71
Norma Group	1,971	96
OHB	258	10
OSRAM Licht	2,362	81
PATRIZIA Immobilien	2,918	65
Pfeiffer Vacuum Technology	428	65
ProSiebenSat.1 Media	105,413	1,504
Puma	196	114
QIAGEN*	67,417	2,733
Rational	218	134
Rheinmetall	2,783	290
RHOEN-KLINIKUM	1,228	35
RIB Software	2,248	37
Rocket Internet* (A)	4,571	116
RWE	11,855	318
S&T	3,164	79
SAF-Holland	2,907	33
Salzgitter	2,554	74
SAP	133,338	15,407
Scout24(A)	6,916	358
Senvion*	1,099	2
SGL Carbon*	3,673	32
Shop Apotheke Europe* (A)	513	21
Siemens	17,742	1,910
Siemens Healthineers(A)	3,599	150
Siltronic	1,358	120
Sixt	742	78
Sixt Leasing	627	7
SLM Solutions Group	646	7
SMA Solar Technology*	700	14
Software	3,106	105
Stabilus	13,410	648
STRATEC	251	17
Stroeer & KGaA	1,805	106
Suedzucker	4,311	55
Surteco Group	377	11
Symrise, Cl A	10,476	944
TAG Immobilien	7,814	193
Takkt	1,971	32
Telefonica Deutschland Holding	15,476	49
ThyssenKrupp	10,582	145
TLG Immobilien	6,028	181
TUI	28,063	269
Uniper	5,228	157
United Internet	3,313	121
Varta*	819	35
VERBIO Vereinigte BioEnergie	974	8
Volkswagen	862	140
Vonovia	11,346	589
Vossloh	683	31
Wacker Neuson	1,618	38
Washtec	684	52
Wirecard	2,683	336
Wuestenrot & Wuerttembergische	1,397	27
XING	182	63
Zalando* (A)	2,650	103

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
zooplus*	1,075	$124

		95,773

Greece – 0.3%
Aegean Airlines	27,543	256
Fourlis Holdings*	76,930	436
Grivalia Properties REIC AE‡	180,360	2,177
Hellenic Petroleum	8,507	82
JUMBO	66,802	1,116
Motor Oil Hellas Corinth Refineries	58,239	1,352
Terna Energy*	9,720	70

		5,489

Hong Kong – 5.9%
Agile Group Holdings	132,000	214
Agricultural Bank of China, Cl H	5,177,000	2,387
Agritrade Resources	156,376	26
AIA Group	1,800,000	17,919
Ajisen China Holdings	617,000	176
ASM Pacific Technology	7,700	86
Ausnutria Dairy	29,000	39
BAIC Motor, Cl H(A)	554,739	363
Bank of China, Cl H	4,576,000	2,075
Bank of East Asia	29,223	95
BOC Hong Kong Holdings	85,000	352
BOCOM International Holdings	39,000	8
Bright Smart Securities & Commodities Group	32,000	8
Brightoil Petroleum Holdings*	155,000	7
Cafe de Coral Holdings	24,147	61
Champion‡	133,163	115
Chanjet Information Technology, Cl H	800	1
China Construction Bank, Cl H	5,101,000	4,373
China Harmony New Energy Auto Holding	66,000	25
China Mengniu Dairy	276,000	1,027
China Mobile	722,000	7,358
China Petroleum & Chemical, Cl H	118,000	93
China Resources Cement Holdings	404,000	417
China Sanjiang Fine Chemicals	102,000	28
China Shineway Pharmaceutical Group	102,000	103
China Tonghai International Financial*	100,000	7
China Unicom Hong Kong	1,718,000	2,178
China Vanke, Cl H	49,800	209
Chinese Estates Holdings	29,396	34
Chow Sang Sang Holdings International	18,209	28
CITIC Telecom International Holdings	83,034	37
CK Asset Holdings	59,638	530
CK Hutchison Holdings	228,384	2,400
CK Infrastructure Holdings	16,500	135
CLP Holdings	134,500	1,560
CMBC Capital Holdings	736,859	27
C-Mer Eye Care Holdings	14,000	9
CNOOC	2,668,000	4,997
Convoy Global Holdings*	402,000	2
Crystal International Group(A)	36,500	19
CSI Properties	230,000	12
Dah Sing Banking Group	28,967	54

Description	Shares	Value (000)
Dah Sing Financial Holdings	9,254	$49
Digital Domain Holdings*	620,000	11
Dingyi Group Investment*	155,000	9
Dongfang Electric, Cl H*	77,800	63
Emperor Capital Group	126,000	6
Emperor International Holdings	58,575	18
ENN Energy Holdings	203,200	1,964
Esprit Holdings*	1,911,991	412
Fairwood Holdings	5,000	18
Far East Consortium International	82,517	40
FIH Mobile*	201,197	22
First Pacific	661,913	241
Galaxy Entertainment Group*	55,000	374
Giordano International	72,653	35
Goodbaby International Holdings	316,000	92
Guangnan Holdings	210,000	27
Guotai Junan International Holdings	210,760	43
Haier Electronics Group	785,416	2,282
Haitong International Securities Group	139,390	55
Hang Lung Group	19,000	61
Hang Lung Properties	50,000	122
Hang Seng Bank	17,600	434
Health & Happiness H&H International Holdings	11,602	73
Henderson Land Development	30,280	192
Hisense Home Appliances Group, Cl A	58,000	82
HK Electric Investments & HK Electric Investments	67,158	69
HKBN	42,762	68
HKT Trust	84,740	136
Hong Kong & China Gas	212,208	509
Hong Kong Exchanges and Clearing	27,472	957
Hong Kong International Construction Investment Management Group	62,000	24
Hongkong & Shanghai Hotels	272,249	393
Hopewell Holdings	35,661	175
HSBC Holdings	838,252	6,823
Hutchison Telecommunications Hong Kong Holdings	96,627	41
Hysan Development	17,000	91
IGG	668,000	926
Industrial & Commercial Bank of China, Cl H	4,808,000	3,522
IT	24,000	11
Johnson Electric Holdings	21,094	49
K Wah International Holdings	78,844	49
Kerry Logistics Network	40,272	73
Kerry Properties	14,000	63
Kingboard Holdings	282,500	1,002
Lai Sun Development	11,613	20
Landing International Development*	87,759	25
Langham Hospitality Investments and Langham Hospitality Investments	58,387	24
Lenovo Group	322,000	290
Leyou Technologies Holdings*	80,168	22
Li & Fung	376,000	68
Li Ning	1,106,291	1,736

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Lifestyle International Holdings	34,269	$59
Link‡	48,500	567
L’Occitane International	131,885	245
Logan Property Holdings	318,000	527
Lonking Holdings	320,000	104
Luk Fook Holdings International	21,199	71
Macau Legend Development*	180,000	30
Man Wah Holdings	91,288	53
Melco International Development	47,596	112
Melco Resorts & Entertainment ADR	6,273	142
MGM China Holdings	32,400	68
Microport Scientific	24,243	23
Minth Group	20,000	63
MTR	34,877	216
New World Development	177,459	294
NewOcean Energy Holdings*	46,361	13
NWS Holdings	42,252	92
OP Financial	60,439	16
Pacific Basin Shipping	270,991	58
Pacific Textiles Holdings	53,672	48
PCCW	114,136	71
Ping An Insurance Group of China, Cl H	385,000	4,311
Poly Property Group	111,374	43
Power Assets Holdings	31,500	218
Prosperity‡	94,626	43
Regal Hotels International Holdings	18,000	11
Regina Miracle International Holdings(A)	15,000	11
Sa Sa International Holdings	72,890	25
Sands China	55,200	277
Scud Group*	252,000	12
Shangri-La Asia	34,000	48
Shenzhou International Group Holdings	195,000	2,613
Shui On Land	287,500	71
Shun Tak Holdings	83,125	33
Singamas Container Holdings	104,000	17
Sino Land	83,807	162
Sino-Ocean Group Holding	349,500	153
Sinotruk Hong Kong	611,126	1,299
SITC International Holdings	79,414	82
SJM Holdings	44,000	50
SmarTone Telecommunications Holdings	87,598	95
Stella International Holdings	536,448	806
Sun Hung Kai	19,000	10
Sun Hung Kai Properties	36,893	632
Suncity Group Holdings*	80,000	19
SUNeVision Holdings	49,351	42
Sunlight‡	74,545	56
Swire Pacific, Cl A	11,000	142
Swire Properties	28,600	123
Techtronic Industries	31,000	208
Television Broadcasts	157,988	306
Tencent Holdings	206,300	9,487
Texwinca Holdings	50,334	19
Times China Holdings	270,000	560
Tingyi Cayman Islands Holding	629,014	1,037
TK Group Holdings	20,000	13
Town Health International Medical Group	154,000	7

Description	Shares	Value (000)
United Laboratories International Holdings	36,302	$21
Value Partners Group	59,501	46
VSTECS Holdings	42,360	25
VTech Holdings	10,607	108
Want Want China Holdings	1,554,996	1,291
We Solutions*	96,000	6
Weichai Power, Cl H	765,000	1,222
WH Group(A)	200,101	214
Wharf Holdings	34,000	103
Wharf Real Estate Investment	31,000	231
Wheelock	22,000	161
Wynn Macau	38,000	90
Xinyi Glass Holdings	1,052,681	1,207
Yue Yuen Industrial Holdings	19,500	67

		104,190

Hungary – 0.3%
OTP Bank Nyrt	95,969	4,223
Richter Gedeon Nyrt	16,395	309

		4,532

India – 2.9%
Asian Paints	69,437	1,496
Axis Bank*	173,268	1,944
Bajaj Finance	52,624	2,298
Bharti Airtel	133,118	641
Birlasoft	94,303	134
Britannia Industries	30,534	1,360
GAIL India	108,730	546
HCL Technologies	1,782	28
HDFC Bank	75,306	2,521
HDFC Bank ADR	5,188	601
HDFC Life Insurance(A)	232,268	1,269
Hinduja Global Solutions	7,960	71
Hindustan Unilever	48,597	1,197
Housing Development Finance	190,640	5,416
IndusInd Bank	83,940	2,157
Infosys	423,041	4,542
Infosys ADR	560,193	6,124
KPIT Engineering*	94,303	111
Maruti Suzuki India	12,372	1,192
Mindtree	20,694	282
Motherson Sumi Systems	620,962	1,342
Mphasis	21,511	308
MRF	1,372	1,148
NIIT Technologies	39,734	760
Oil & Natural Gas	120,753	278
Petronet LNG	464,261	1,686
Shriram Transport Finance	25,564	471
State Bank of India GDR*	33,570	1,515
Tata Consultancy Services	249,920	7,222
UPL	148,952	2,062
Vodafone Idea*	1,858,043	489
Wipro	36,436	134
WNS Holdings ADR*	2,386	127

		51,472

Indonesia – 0.6%
Adaro Energy	1,540,100	145
Bank Negara Indonesia Persero	3,227,300	2,130
Bank Pembangunan Daerah Jawa Timur	467,000	21

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Bank Rakyat Indonesia Persero	11,097,400	$3,211
Japfa Comfeed Indonesia	712,300	88
Media Nusantara Citra	5,937,843	313
Mitra Adiperkasa	2,253,600	153
Mitra Pinasthika Mustika*	462,700	35
Perusahaan Gas Negara Persero	1,639,600	271
Ramayana Lestari Sentosa	470,800	59
Telekomunikasi Indonesia Persero	9,827,400	2,726
Unilever Indonesia	508,400	1,757
United Tractors	236,500	450

		11,359

Ireland – 0.6%
AIB Group	22,258	100
Bank of Ireland Group	145,959	869
C&C Group	20,069	72
CRH	213,593	6,625
Dalata Hotel Group	11,753	78
Glanbia	13,245	260
Glenveagh Properties* (A)	45,074	45
Green‡	40,252	68
Hibernia‡	43,035	64
Irish Continental Group	71,253	388
Irish Residential Properties‡	23,677	42
Origin Enterprises	7,849	46
Paddy Power Betfair	5,723	441
Permanent TSB Group Holdings*	10,246	15
Ryanair Holdings ADR*	16,211	1,215
Smurfit Kappa Group	5,523	154

		10,482

Israel – 0.4%
ADO Group*	263	6
Africa Israel Properties*	881	24
Airport City*	4,932	72
Alony Hetz Properties & Investments	7,731	86
Amot Investments	8,367	47
Azrieli Group	1,261	75
Bank Hapoalim	24,059	159
Bank Leumi Le-Israel	33,975	222
Bayside Land	65	31
Bezeq The Israeli Telecommunication*	53,326	38
Big Shopping Centers	330	22
Blue Square Real Estate	240	9
Brack Capital Properties*	207	22
Cellcom Israel*	4,550	16
Check Point Software Technologies*	34,722	4,393
Clal Insurance Enterprises Holdings*	2,201	29
Delek Automotive Systems	2,667	10
Delek Group	276	48
Delta Galil Industries	623	19
Elbit Systems	542	70
Elco	655	12
Electra	113	29
Equital*	1,062	30
First International Bank of Israel	3,403	80
Formula Systems 1985	660	31
Gazit-Globe	6,188	50
Gilat Satellite Networks	959	8

Description	Shares	Value (000)
Harel Insurance Investments & Financial Services	7,102	$47
Hilan	479	13
IDI Insurance	527	25
Industrial Buildings*	11,517	19
International Flavors & Fragrances	0	—
Israel	249	57
Israel Chemicals	16,537	86
Israel Discount Bank, Cl A	75,132	259
Jerusalem Economy*	14,067	44
Kenon Holdings	869	17
Matrix IT	2,298	29
Maytronics	3,015	19
Melisron	1,114	57
Menora Mivtachim Holdings	1,763	22
Migdal Insurance & Financial Holding	24,942	23
Mizrahi Tefahot Bank	3,633	75
Naphtha Israel Petroleum	1,862	12
NICE-Systems*	1,393	165
Norstar Holdings	544	7
Nova Measuring Instruments*	2,098	51
Oil Refineries*	120,615	59
Partner Communications*	6,893	27
Paz Oil	623	93
Phoenix Holdings	6,997	36
Radware*	2,883	75
Rami Levy Chain Stores Hashikma Marketing 2006	428	22
Reit 1‡	10,720	47
Sapiens International	2,039	31
Shapir Engineering and Industry	9,074	31
Shikun & Binui*	12,555	30
Shufersal	7,774	50
Strauss Group	3,059	73
Summit Real Estate Holdings	2,031	18
Teva Pharmaceutical Industries*	9,198	143
Teva Pharmaceutical Industries ADR*	12,753	200
Tower Semiconductor*	6,402	105

		7,705

Italy – 1.5%
A2A	101,923	186
ACEA	3,600	61
Aeroporto Guglielmo Marconi Di Bologna	818	11
Amplifon	5,225	102
Anima Holding(A)	20,149	82
Aquafil	1,068	12
Arnoldo Mondadori Editore*	6,704	12
Ascopiave	4,061	16
Assicurazioni Generali	27,015	500
ASTM	2,710	74
Atlantia	11,313	293
Autogrill	8,312	80
Azimut Holding	7,996	136
Banca Carige*	2,052,741	3
Banca Farmafactoring(A)	6,011	37
Banca Generali	3,902	97
Banca IFIS	1,435	24
Banca Mediolanum	17,143	121
Banca Monte dei Paschi di Siena*	16,956	24

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Banca Popolare di Sondrio SCPA	28,443	$78
Banco BPM*	98,821	204
Biesse	884	19
Bio On Spa*	550	34
BPER Banca	25,516	104
Brembo	9,797	111
Brunello Cucinelli	2,219	76
Buzzi Unicem	4,546	92
Buzzi Unicem RSP	2,511	33
Cairo Communication	4,772	20
Carel Industries(A)	1,483	16
Cementir Holding	1,914	14
Cerved Group	12,692	126
CIR-Compagnie Industriali Riunite	19,909	24
CNH Industrial	175,534	1,785
Credito Emiliano	5,075	29
Credito Valtellinese*	438,549	35
Danieli & C Officine Meccaniche	777	16
Danieli & C Officine Meccaniche RSP	2,908	42
Datalogic	1,337	32
Davide Campari-Milano	69,176	679
De’ Longhi	4,205	113
DeA Capital*	6,494	10
DiaSorin	1,408	142
doBank(A)	2,445	33
El.En.	474	10
Enav(A)	18,649	102
Enel	188,326	1,205
Eni	252,056	4,454
ERG	3,327	63
EXOR	2,815	182
Falck Renewables	6,160	22
Ferrari	2,811	377
Fiat Chrysler Automobiles	24,879	370
Fila	1,293	19
Fincantieri	32,901	40
FinecoBank Banca Fineco	25,442	335
Geox	3,289	6
Gima TT(A)	2,194	18
Gruppo MutuiOnline	1,403	29
Hera	51,699	187
IMA Industria Macchine Automatiche	1,160	87
Immobiliare Grande Distribuzione SIIQ‡	3,297	24
Infrastrutture Wireless Italiane(A)	15,030	134
Interpump Group	4,876	159
Intesa Sanpaolo	1,813,235	4,416
Iren	41,237	105
Italgas	31,544	195
Italmobiliare	1,069	24
Juventus Football Club*	23,262	40
La Doria	707	6
Leonardo-Finmeccanica	9,707	113
Maire Tecnimont	9,630	37
MARR	2,115	48
Mediaset*	21,681	67
Mediobanca Banca di Credito
Finanziario	15,321	159
Moncler	4,029	163
OVS* (A)	11,663	21
Piaggio & C	52,571	128
Pirelli & C(A)	11,293	73

Description	Shares	Value (000)
Poste Italiane(A)	13,080	$127
Prysmian	5,988	113
RAI Way(A)	5,445	28
Recordati	2,940	114
Reply	1,354	87
Saipem*	275,613	1,458
Salini Impregilo	11,697	27
Salvatore Ferragamo	3,136	67
Saras	37,102	69
Sesa	536	17
Snam	555,661	2,854
Societa Cattolica di Assicurazioni SC	9,015	86
Societa Iniziative Autostradali e Servizi	5,203	90
Tamburi Investment Partners	7,266	51
Technogym(A)	5,482	67
Telecom Italia*	271,937	170
Telecom Italia RSP	152,166	86
Tenaris	11,316	159
Terna Rete Elettrica Nazionale	34,115	216
Tod’s	627	29
UniCredit	118,495	1,519
Unione di Banche Italiane	67,625	179
Unipol Gruppo	25,621	128
Zignago Vetro	1,311	15

		26,912

Japan – 14.0%
77 Bank	3,300	46
ABC-Mart	2,600	155
Achilles	900	16
Acom	7,800	28
Activia Properties‡	40	166
Adastria	1,500	33
ADEKA	5,700	83
Advan	1,300	12
Advance Residence Investment‡	80	223
Advantest	11,600	269
Adventure	200	10
Aeon	13,900	290
Aeon Delight	4,000	155
Aeon Fantasy	400	10
AEON Financial Service	16,700	338
AEON Investment‡	92	108
Aeon Mall	2,100	34
AGC	4,400	154
Ai Holdings	2,200	36
Aica Kogyo	3,200	107
Aichi	2,400	15
Aichi Bank	500	15
Aichi Steel	700	22
Aida Engineering	3,600	26
Aiful*	19,400	49
Ain Holdings	1,700	128
Air Water	3,300	48
Aisan Industry	2,300	14
Aisin Seiki	4,100	146
Ajinomoto	11,500	184
Akatsuki	400	23
Akebono Brake Industry*	7,700	9
Akita Bank	1,100	22
Alfresa Holdings	26,800	761

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Alpen	1,000	$15
Alps Alpine	5,300	110
Altech	900	15
Amada Holdings	9,400	93
Amano	3,700	87
Amuse	500	11
ANA Holdings	2,700	99
Anest Iwata	2,000	18
Anicom Holdings	1,000	27
Anritsu	9,100	168
AOI Electronics	300	7
AOKI Holdings	2,700	28
Aomori Bank	1,200	32
Aoyama Trading	2,600	59
Aozora Bank	2,800	69
Arata	900	31
Arcland Sakamoto	1,700	23
Arcland Service Holdings	800	15
Arcs	2,700	59
Argo Graphics	1,000	21
Ariake Japan	1,200	64
Aruhi	2,200	44
As One	1,000	79
Asahi	1,000	14
Asahi Diamond Industrial	2,700	19
Asahi Group Holdings	12,600	560
Asahi Holdings	2,400	43
Asahi Intecc	2,200	103
Asahi Kasei	28,900	298
Asics	7,300	98
ASKA Pharmaceutical	1,500	16
ASKUL	1,500	37
Astellas Pharma	57,600	862
Ateam	600	10
Atom	6,100	54
Autobacs Seven	4,300	71
Avex	2,100	28
Awa Bank	2,100	53
Axial Retailing	1,000	31
Azbil	18,000	420
Bando Chemical Industries	2,500	24
Bank of Iwate	1,100	32
Bank of Kyoto	1,100	46
Bank of Nagoya	900	29
Bank of Okinawa	1,600	50
Bank of Saga	900	15
Bank of the Ryukyus	2,600	26
BayCurrent Consulting	700	22
Belc	700	32
Bell System24 Holdings	2,200	27
Belluna	3,000	23
Benefit One	3,600	71
Benesse Holdings	1,500	39
Bengo4.com*	500	20
Bic Camera	6,800	71
BML	1,400	41
Bridgestone	29,800	1,147
Broadleaf	5,500	29
Bronco Billy	500	12
Brother Industries	5,800	107
Bunka Shutter	3,700	27
Calbee	2,100	57
Canon	166,700	4,833
Canon Electronics	1,000	16

Description	Shares	Value (000)
Canon Marketing Japan	3,300	$65
Capcom	5,100	114
Casio Computer	35,700	465
Cawachi	900	14
Central Glass	2,300	50
Central Japan Railway	3,340	775
Central Security Patrols	500	22
Chiba Bank	29,500	160
Chiba Kogyo Bank	3,100	8
Chiyoda*	10,900	26
Chiyoda Ltd.	900	14
Chiyoda Integre	500	9
Chofu Seisakusho	1,400	29
Chori	800	11
Chubu Electric Power	13,800	215
Chubu Shiryo	1,500	16
Chudenko	2,200	45
Chugai Pharmaceutical	5,100	350
Chugoku Bank	9,700	91
Chugoku Electric Power	7,100	88
Chugoku Marine Paints	3,800	34
Chukyo Bank	800	16
CI Takiron	2,300	12
Citizen Holdings	19,700	110
CKD	3,200	29
Cleanup	1,500	8
CMIC Holdings	500	7
CMK	3,100	18
Coca-Cola Bottlers Japan Holdings	3,400	86
cocokara fine	1,200	48
COLOPL*	3,100	19
Colowide	3,700	77
Comforia Residential‡	37	101
Computer Engineering & Consulting	1,700	32
COMSYS Holdings	7,700	210
Comture	600	20
Concordia Financial Group	46,800	180
CONEXIO	1,200	15
COOKPAD*	2,500	6
Corona, Cl A	900	9
Cosel	1,100	12
Cosmo Energy Holdings	3,600	72
Cosmos Pharmaceutical	700	121
Create Restaurants Holdings	3,000	37
Create SD Holdings	1,700	40
Credit Saison	3,500	46
CyberAgent	2,600	105
CYBERDYNE*	6,900	43
Dai Nippon Printing	5,800	139
Daibiru	3,300	31
Daicel	6,500	70
Dai-Dan	900	21
Daido Metal	2,600	17
Daido Steel	1,600	63
Daifuku	7,200	374
Daihen	1,200	31
Daiho	1,100	32
Daiichi Jitsugyo	500	14
Dai-ichi Life Holdings	89,500	1,242
Daiichi Sankyo	13,100	603
Daiichikosho	2,500	128
Daiken	600	12
Daikin Industries	47,700	5,583

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Daikokutenbussan	400	$14
Daikyonishikawa	2,300	21
Dainichiseika Color & Chemicals Manufacturing	700	19
Daio Paper	4,500	55
Daiseki	2,300	56
Daishi Hokuetsu Financial Group	2,350	66
Daisyo	700	9
Daito Trust Construction	1,600	223
Daiwa House Industry	22,200	705
Daiwa House Investment, Cl A‡	42	93
Daiwa Industries	2,000	20
Daiwa Office Investment‡	21	149
Daiwa Securities Group	41,700	203
Daiwabo Holdings	1,000	57
DCM Holdings	6,300	59
Dena	3,000	45
Denka	5,300	153
Denki Kogyo	500	15
Denso	232,300	9,048
Dentsu	5,400	227
Denyo	700	9
Descente	2,200	58
Dexerials	3,600	24
DIC	4,800	140
Digital Arts	700	57
Digital Garage	2,100	61
Digital Hearts Holdings	700	8
Dip	1,900	33
Disco	800	114
DMG Mori	6,900	85
Doshisha	1,400	22
Doutor Nichires Holdings	2,400	46
Dowa Holdings	3,100	102
DTS	1,300	48
Duskin	2,500	59
DyDo Group Holdings	600	27
Eagle Industry	1,300	14
Earth	800	37
East Japan Railway	18,100	1,745
Ebara	6,300	177
EDION	4,300	37
eGuarantee	1,800	18
Ehime Bank	1,800	18
Eiken Chemical	2,100	49
Eisai	5,820	326
Eizo	1,000	40
Elecom	1,100	34
Electric Power Development	3,900	95
Elematec	600	9
en-japan	2,000	58
Enplas	500	13
EPS Holdings	2,000	33
eRex	1,500	14
ES-Con Japan	2,300	15
ESPEC	1,300	24
euglena*	3,700	23
Exedy	1,800	39
Ezaki Glico	2,900	152
F@N Communications	2,300	12
FamilyMart	6,400	163
Fancl	4,400	114
FANUC	19,080	3,250
Fast Retailing	1,300	611

Description	Shares	Value (000)
FC Residential Investments‡	76	$73
FCC	2,300	49
Feed One	7,600	12
Ferrotec Holdings	2,100	21
FFRI*	300	9
Fields	1,000	7
Financial Products Group	3,900	32
Foster Electric	1,200	18
FP	1,600	94
France Bed Holdings	1,600	13
Frontier Real Estate Investment‡	29	122
Fudo Tetra	790	10
Fuji	1,200	21
Fuji Electric	3,100	88
Fuji Heavy Industries	19,300	439
Fuji Kyuko	1,500	56
Fuji Machine Manufacturing	3,900	52
Fuji Media Holdings	37,500	516
Fuji Oil Holdings	3,300	113
Fuji Pharma	700	11
Fuji Seal International	2,800	101
Fuji Soft	1,600	63
Fujibo Holdings	500	12
Fujicco	1,200	23
FUJIFILM Holdings	19,800	899
Fujikura	15,600	59
Fujimi	1,100	24
Fujimori Kogyo	900	25
Fujita Kanko	400	10
Fujitec	3,900	43
Fujitsu	4,500	324
Fujitsu General	3,900	55
Fujiya	600	12
Fukuda	400	15
Fukui Computer Holdings	300	6
Fukuoka Corp‡	44	68
Fukuoka Financial Group	12,208	271
Fukushima Industries	800	26
Fukuyama Transporting	1,800	69
FULLCAST Holdings	1,200	26
Funai Soken Holdings	2,450	59
Furukawa	1,900	24
Furukawa Electric	4,400	111
Fuso Chemical	1,200	20
Futaba*	2,200	33
Futaba Industrial	3,000	15
Future	1,400	24
Fuyo General Lease	1,200	59
Gakken Holdings	200	9
Gecoss	1,100	10
Genki Sushi	400	19
Genky DrugStores	500	11
Geo Holdings	1,600	22
Giken	1,100	34
Global One Real Estate Investment‡	53	64
Glory	3,400	81
GLP J-Reit‡	219	235
GMO Financial Holdings	3,400	20
GMO internet	4,300	70
GMO Payment Gateway	2,100	149
GNI Group*	800	21
Godo Steel	600	9
Goldcrest	800	11

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Goldwin	700	$101
Gree	7,000	29
GS Yuasa	4,400	86
G-Tekt	1,100	15
GungHo Online Entertainment	23,100	84
Gunma Bank	19,900	75
Gunosy*	1,000	22
Gunze	1,000	40
Gurunavi	1,400	9
H2O Retailing	5,400	75
Hachijuni Bank	22,100	92
Hakuhodo DY Holdings	5,100	82
Halows	600	12
Hamakyorex	1,000	38
Hamamatsu Photonics	3,100	120
Hankyu Hanshin Holdings	5,700	213
Hankyu Hanshin REIT‡	32	43
Hanwa	2,100	58
Harmonic Drive Systems	2,100	72
Haseko	17,400	219
Hazama Ando	11,700	78
HEALIOS*	1,100	17
Heiwa	3,400	68
Heiwa Real Estate‡	56	65
Heiwa Real Estate	2,500	48
Heiwado	1,800	38
Hibiya Engineering	1,200	20
Hiday Hidaka	1,584	31
Hikari Tsushin	500	95
Hino Motors	5,600	47
Hinokiya Group	500	10
Hioki EE	500	21
Hirata	1,100	76
Hirose Electric	9,980	1,047
Hiroshima Bank	14,300	73
HIS	2,400	88
Hisaka Works	1,400	12
Hisamitsu Pharmaceutical	1,400	64
Hitachi	74,600	2,414
Hitachi Capital	3,100	72
Hitachi Chemical	2,500	55
Hitachi Construction Machinery	2,400	64
Hitachi High-Technologies	7,300	299
Hitachi Metals	5,300	61
Hitachi Transport System	3,100	92
Hitachi Zosen	10,000	31
Hochiki	800	8
Hodogaya Chemical	400	12
Hogy Medical	1,600	56
Hokkaido Electric Power	11,300	65
Hokkoku Bank	1,400	44
Hokuetsu	8,000	47
Hokuhoku Financial Group	7,300	76
Hokuriku Electric Power*	10,600	83
Hokuto	1,700	29
Honda Motor	263,300	7,114
Horiba	2,300	128
Hoshino Resorts‡	14	70
Hoshizaki Electric	4,800	297
Hosiden	3,700	31
Hosokawa Micron	400	18
House Foods Group	3,900	157
Hoya	147,600	9,735
Hulic‡	71	121

Description	Shares	Value (000)
Hulic	6,800	$67
Hyakugo Bank	13,900	44
Hyakujushi Bank	1,500	31
Ibiden	7,400	112
IBJ Leasing	1,800	42
Ichibanya	1,000	44
Ichigo	16,800	57
Ichikoh Industries	1,600	9
Ichiyoshi Securities	2,400	17
Icom	600	12
Idec	1,900	33
Idemitsu Kosan	5,322	178
IDOM	4,400	13
IHI	3,500	84
Iida Group Holdings	3,300	60
Iino Kaiun Kaisha	5,700	19
Inaba Denki Sangyo	1,500	58
Inabata	2,900	39
Industrial & Infrastructure Fund Investment‡	89	99
Ines	1,300	15
Infocom	1,600	27
Infomart	5,600	68
Information Services International-Dentsu	800	28
Inpex	98,800	941
Internet Initiative Japan	1,900	38
Invesco Office‡	571	91
Invincible Investment‡	365	178
Iriso Electronics	1,200	55
Iseki	1,000	15
Isetan Mitsukoshi Holdings	33,400	337
Ishihara Sangyo Kaisha	1,800	18
Istyle*	2,400	20
Isuzu Motors	12,400	163
Ito En	3,500	182
ITOCHU	46,100	833
Itochu Enex	3,100	25
Itochu Techno-Solutions	12,000	280
Itochu-Shokuhin	300	13
Itoham Yonekyu Holdings	8,900	55
Itoki	1,500	7
Itokuro*	400	11
Iwatani	2,200	71
Iyo Bank	14,300	76
Izumi	2,300	107
J Front Retailing	4,800	57
J Trust	3,700	13
JAC Recruitment	800	18
Jaccs	1,600	26
Jafco*	2,900	104
Jamco	600	13
Japan‡	32	189
Japan Airlines	2,700	95
Japan Airport Terminal	1,000	42
Japan Asset Marketing*	8,600	8
Japan Aviation Electronics Industry	3,000	42
Japan Cash Machine	1,000	11
Japan Display*	39,000	24
Japan Elevator Service Holdings	1,400	28
Japan Excellent‡	73	106
Japan Exchange Group	21,700	385
Japan Hotel‡	272	219
Japan Investment Adviser	700	16

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Japan Lifeline	3,300	$54
Japan Logistics Fund‡	57	121
Japan Material	3,900	48
Japan Meat	200	4
Japan Petroleum Exploration	2,300	50
Japan Post Bank	9,300	101
Japan Post Holdings	122,800	1,436
Japan Prime‡	18	74
Japan Pulp & Paper	700	26
Japan Rental Housing Investments‡	112	89
Japan Retail Fund Investment‡	65	131
Japan Securities Finance	6,900	36
Japan Steel Works	4,100	75
Japan Tissue Engineering*	600	5
Japan Tobacco	189,900	4,703
Japan Wool Textile	3,500	30
JCR Pharmaceuticals	900	53
JCU	1,400	22
Jeol	2,300	41
JFE Holdings	12,500	212
JGC	5,800	77
Jimoto Holdings	11,200	12
JINS	800	43
J-Oil Mills	600	22
Joshin Denki	1,100	25
Joyful Honda	3,100	39
JSP	700	15
JSR	4,100	63
JTEKT	4,600	57
Juroku Bank	1,700	34
Justsystems	1,900	48
JVC Kenwood	9,700	23
JX Holdings	73,800	337
K&O Energy Group	900	12
kabu.com Securities	9,600	48
Kadokawa Dwango	3,200	34
Kaga Electronics	1,100	20
Kagome	4,800	135
Kajima	11,100	164
Kakaku.com	3,600	69
Kaken Pharmaceutical	2,100	95
Kameda Seika	800	38
Kamei	1,000	11
Kamigumi	2,800	65
Kanamoto	1,800	45
Kandenko	5,900	50
Kaneka	1,000	37
Kanematsu	4,600	53
Kanematsu Electronics	800	24
Kansai Electric Power	30,200	445
Kansai Mirai Financial Group	5,613	40
Kansai Paint	4,500	86
Kansai Super Market	1,100	10
Kanto Denka Kogyo	2,100	14
Kao	28,800	2,264
Kappa Create	1,600	21
Kasai Kogyo	1,400	10
Katakura Industries	1,100	13
Katitas	1,300	45
Kato Sangyo	1,600	53
Kawasaki Heavy Industries	3,100	76
Kawasaki Kisen Kaisha*	5,400	58
KDDI	65,700	1,414

Description	Shares	Value (000)
Keihan Holdings	2,600	$109
Keihin	2,400	39
Keikyu	6,000	102
Keio	2,500	161
Keisei Electric Railway	3,400	123
Keiyo	1,500	7
Keiyo Bank	6,900	40
Kenedix	15,500	77
Kenedix Office Investment, Cl A‡	27	187
Kenedix Residential Next Investment‡	50	83
Kenedix Retail‡	31	76
Kenko Mayonnaise	800	16
Kewpie	6,900	165
Key Coffee	900	17
Keyence	2,600	1,618
KH Neochem	1,800	43
Kikkoman	3,500	171
Kinden	8,700	144
Kintetsu Department Store	400	13
Kintetsu Group Holdings	4,200	196
Kintetsu World Express	2,300	35
Kirin Holdings	77,300	1,844
Kisoji	1,600	38
Kissei Pharmaceutical	1,900	50
Kitanotatsujin	3,800	16
Kitz	4,900	36
Kiyo Bank	4,000	56
KLab*	2,600	20
KNT-CT Holdings*	500	6
Koa	1,800	24
Koatsu Gas Kogyo	1,800	14
Kobayashi Pharmaceutical	1,300	110
Kobe Bussan	1,800	68
Kobe Steel	7,500	56
Koei Tecmo Holdings	3,020	58
Kohnan Shoji	1,800	45
Koito Manufacturing	7,200	407
Kokuyo	5,100	75
Komatsu	108,500	2,516
KOMEDA Holdings	3,100	59
Komeri	1,900	46
Komori	3,500	40
Konami Holdings	2,400	104
Konica Minolta	12,000	118
Konishi	1,900	27
Konoike Transport	1,700	28
Kose	1,900	349
Koshidaka Holdings	2,500	37
Kotobuki Spirits	1,200	46
Krosaki Harima	300	15
K’s Holdings	10,300	91
Kubota	446,900	6,450
Kumagai Gumi	2,300	72
Kumiai Chemical Industry	5,700	40
Kura	700	32
Kurabo Industries	1,100	20
Kuraray	8,700	111
Kureha	1,100	62
Kurita Water Industries	2,300	59
Kusuri no Aoki	1,000	71
KYB*	1,100	27
Kyocera	102,700	6,024
Kyoei Steel	1,500	21

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Kyokuto Kaihatsu Kogyo	1,700	$23
Kyokuto Securities	1,500	14
KYORIN Holdings	2,500	49
Kyoritsu Maintenance	1,800	88
Kyowa Exeo	6,400	176
Kyowa Hakko Kirin	6,100	133
Kyudenko	2,900	91
Kyushu Electric Power	10,200	120
Kyushu Financial Group	21,900	89
Kyushu Railway	4,300	141
LAC	1,100	15
LaSalle Logiport‡	75	74
Lasertec	2,300	96
Lawson	3,800	210
LEC	1,400	18
Leopalace21*	16,600	33
Life	900	19
LIFULL	3,500	18
LINE*	1,500	53
Linical	700	9
Link And Motivation	1,800	13
Lintec	3,000	65
Lion	16,200	340
LIXIL Group	25,200	336
LIXIL VIVA	1,300	16
M&A Capital Partners*	500	23
M3	9,500	159
Mabuchi Motor	5,700	198
Macnica Fuji Electronics Holdings	3,100	42
Macromill	2,000	24
Maeda	37,300	370
Maeda Kosen	1,300	29
Maeda Road Construction	4,000	78
Makino Milling Machine	1,400	58
Makita	10,100	351
Mandom	5,500	141
Mani	1,500	73
Mars Group Holdings	600	12
Marubeni	35,700	246
Marudai Food	1,200	20
Maruha Nichiro	2,500	89
Marui Group	21,100	425
Maruichi Steel Tube	1,200	35
Marusan Securities*	4,000	24
Maruwa	600	28
Maruwa Unyu Kikan	600	21
Maruzen Showa Unyu	500	14
Marvelous	2,100	16
Matsuda Sangyo	900	11
Matsui Securities	7,400	70
Matsumotokiyoshi Holdings	10,500	348
Matsuya	1,600	14
Matsuyafoods Holdings	500	17
Max	1,600	24
Maxell Holdings	3,400	48
Mazda Motor	13,600	152
McDonald’s Holdings Japan	1,500	69
MCJ	4,300	31
MCUBS MidCity Investment‡	105	96
Mebuki Financial Group	17,200	44
Medical Data Vision*	1,300	13
Medipal Holdings	13,100	311
Megachips	900	14
Megmilk Snow Brand	3,000	73

Description	Shares	Value (000)
Meidensha	2,300	$31
MEIJI Holdings	5,400	438
Meiko Electronics	1,100	17
Meiko Network Japan	1,600	14
Meitec	1,700	77
Melco Holdings	400	14
Menicon	1,600	46
METAWATER	900	25
Micronics Japan*	1,300	9
Mie Kotsu Group Holdings	2,400	12
Milbon	1,400	65
Mimasu Semiconductor Industry	1,100	15
Minebea	9,600	144
Ministop	900	14
Miraca Holdings	3,500	87
Mirai‡	21	38
Mirait Holdings	4,800	70
Miroku Jyoho Service	1,200	31
Misawa Homes	1,400	10
MISUMI Group	7,000	174
Mitsuba	1,500	8
Mitsubishi	56,560	1,570
Mitsubishi Chemical Holdings	29,100	205
Mitsubishi Electric	42,000	538
Mitsubishi Estate	79,900	1,446
Mitsubishi Estate Logistics Investment‡	13	31
Mitsubishi Gas Chemical	4,200	60
Mitsubishi Heavy Industries	6,900	286
Mitsubishi Logisnext	1,700	18
Mitsubishi Logistics	10,600	296
Mitsubishi Materials	2,400	63
Mitsubishi Motors	16,000	85
Mitsubishi Pencil	2,300	45
Mitsubishi Research Institute	500	15
Mitsubishi Shokuhin	1,000	26
Mitsubishi Steel Manufacturing	1,000	14
Mitsubishi Tanabe Pharma	7,200	96
Mitsubishi UFJ Financial Group	307,700	1,528
Mitsubishi UFJ Lease & Finance	8,100	41
Mitsuboshi Belting	1,700	30
Mitsui	38,200	592
Mitsui Chemicals	4,400	106
Mitsui E&S Holdings*	4,700	44
Mitsui Fudosan	20,500	515
Mitsui Fudosan Logistics Park‡	20	64
Mitsui High-Tec	1,300	12
Mitsui Mining & Smelting	3,700	95
Mitsui OSK Lines	2,500	54
Mitsui Sugar	1,000	25
Mitsui-Soko Holdings	1,100	18
Miura	5,600	129
Mixi	2,700	62
Miyazaki Bank	900	22
Mizuho Financial Group	925,800	1,432
Mizuno	1,100	25
Mochida Pharmaceutical	1,600	82
Modec	1,400	40
Monex Group	11,300	39
Money Forward*	700	29
Monogatari	300	24
MonotaRO	2,800	62
Mori Hills Investment‡	100	134
Mori Trust Hotel‡	22	27

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Mori Trust Sogo‡	65	$101
Morinaga	2,400	104
Morinaga Milk Industry	2,100	71
Morita Holdings	2,000	33
MOS Food Services	1,800	44
MS&AD Insurance Group Holdings	41,500	1,262
MTG	500	10
MTI	1,800	10
Murata Manufacturing	12,600	627
Musashi Seimitsu Industry	2,900	39
Musashino Bank	1,700	34
Nabtesco	2,800	81
Nachi-Fujikoshi	1,000	40
Nagaileben	1,700	37
Nagase	6,500	93
Nagatanien Holdings	600	13
Nagoya Railroad	4,500	124
Nakanishi	4,100	80
Nakayama Steel Works	1,800	8
Namco Bandai Holdings	28,600	1,339
Namura Shipbuilding	3,400	11
Nankai Electric Railway	6,700	185
Nanto Bank	1,700	32
NEC	21,300	720
NEC Capital Solutions	700	11
NEC Networks & System Integration	1,600	39
NET One Systems	5,200	131
Neturen	2,100	17
Nexon*	10,900	171
Nextage	1,900	20
NGK Insulators	6,500	94
NGK Spark Plug	4,300	80
NH Foods	2,300	83
NHK Spring	12,500	112
Nichias	3,600	71
Nichiban	600	13
Nichicon	3,000	27
Nichiden	900	13
Nichiha	1,600	44
NichiiGakkan	2,500	29
Nichi-iko Pharmaceutical	2,900	38
Nichirei	6,900	170
Nidec	5,200	657
Nifco	5,400	137
Nihon Chouzai	400	14
Nihon Kohden	127,500	3,785
Nihon M&A Center	9,000	246
Nihon Nohyaku	2,300	9
Nihon Parkerizing	5,800	72
Nihon Tokushu Toryo	900	9
Nihon Trim	300	16
Nihon Unisys	4,600	122
Nikkiso	3,300	38
Nikkon Holdings	3,900	92
Nikon	7,400	104
Nintendo	2,600	741
Nippo	3,500	65
Nippon Accommodations Fund‡	28	142
Nippon Beet Sugar Manufacturing	700	12
Nippon Building Fund‡	30	203
Nippon Carbon	600	27
Nippon Ceramic	1,300	35
Nippon Chemi-Con	800	14

Description	Shares	Value (000)
Nippon Denko	4,800	$10
Nippon Densetsu Kogyo	2,100	44
Nippon Electric Glass	1,800	48
Nippon Express	1,800	100
Nippon Flour Mills	3,300	57
Nippon Gas	2,300	64
NIPPON Investment‡	28	108
Nippon Kanzai	1,000	18
Nippon Kayaku	9,200	109
Nippon Koei	600	13
Nippon Light Metal Holdings	35,300	77
Nippon Paint Holdings	3,700	145
Nippon Paper Industries	6,300	130
Nippon Parking Development	14,400	22
Nippon Prologis‡	48	102
Nippon Road	400	23
Nippon Seiki	3,000	48
Nippon Sharyo*	600	14
Nippon Sheet Glass	5,400	43
Nippon Shinyaku	3,000	218
Nippon Shokubai	1,700	111
Nippon Signal	3,800	34
Nippon Soda	1,400	37
Nippon Steel	18,500	326
Nippon Steel Trading	900	37
Nippon Suisan Kaisha	45,100	344
Nippon Telegraph & Telephone	52,500	2,228
Nippon Television Holdings	33,620	503
Nippon Thompson	2,800	13
Nippon Yusen	3,700	54
Nipro	8,900	115
Nishimatsu Construction	3,500	77
Nishimatsuya Chain	3,000	25
Nishimoto	300	12
Nishi-Nippon Financial Holdings	8,100	69
Nishi-Nippon Railroad	3,900	94
Nishio Rent All	1,000	29
Nissan Chemical	9,400	430
Nissan Motor	53,400	438
Nissan Shatai	4,700	41
Nissei ASB Machine	500	17
Nissha	2,500	26
Nisshin Oillio Group	1,600	47
Nisshin Seifun Group	5,000	115
Nisshinbo Holdings	9,896	86
Nissin	700	12
Nissin Electric	3,100	28
Nissin Foods Holdings	1,700	117
Nissin Kogyo	2,300	29
Nitori Holdings	1,800	232
Nitta	1,400	45
Nittetsu Mining	400	17
Nitto Boseki	1,600	29
Nitto Denko	49,400	2,592
Nitto Kogyo	1,300	26
Nitto Kohki	700	14
Nittoku Engineering	800	20
Noevir Holdings	900	44
NOF	4,200	143
Nohmi Bosai	1,400	23
Nojima	1,700	31
NOK	5,500	86
Nomura	11,000	310
Nomura Holdings	179,100	646

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Nomura Real Estate Holdings	3,400	$65
Nomura Real Estate Master Fund‡	97	143
Nomura Research Institute	5,200	236
Noritake	600	29
Noritsu Koki	1,000	22
Noritz	1,800	28
North Pacific Bank	16,900	42
NS Solutions	2,200	59
NS United Kaiun Kaisha	500	11
NSD	2,500	58
NSK	7,800	73
NTN	24,500	73
NTT Data	88,800	978
NTT DOCOMO	46,100	1,020
NuFlare Technology	200	11
Obara Group	700	23
Obayashi	79,800	801
Obic	4,760	479
OBIC Business Consultants	1,400	57
Odakyu Electric Railway	7,200	174
Ogaki Kyoritsu Bank	2,200	46
Ohara	400	5
Ohsho Food Service	800	51
Oiles	1,400	22
Oisix ra daichi*	1,400	21
Oita Bank	900	28
Oji Holdings	22,600	139
Okabe	2,600	22
Okamoto Industries	700	35
Okamura	3,900	41
Okasan Securities Group	9,100	34
Oki Electric Industry	5,200	61
Okinawa Electric Power	3,000	51
OKUMA	1,500	81
Okumura	1,800	57
Okuwa	1,400	14
Olympus	488,800	5,301
Omron	111,800	5,226
One REIT‡	14	36
Ono Pharmaceutical	9,200	180
Onward Holdings	26,200	137
Open Door*	700	21
Open House	2,000	68
OPT Holding	1,000	16
Optex Group	1,900	30
Optorun	800	15
Oracle Japan*	2,400	161
Organo	500	14
Orient	25,600	26
Oriental Land	4,600	521
ORIX	30,500	438
Orix JREIT‡	168	288
Osaka Gas	8,500	167
Osaka Soda	900	22
Osaka Steel	1,000	17
OSAKA Titanium Technologies	1,300	20
Osaki Electric	3,000	19
OSG	4,500	87
OSJB Holdings	8,400	21
Otsuka	5,900	220
Otsuka Holdings	21,100	828
Outsourcing	6,600	81
Oyo	1,000	10
Pacific Industrial	2,900	41

Description	Shares	Value (000)
Pacific Metals	800	$19
Pack	700	21
PAL GROUP Holdings	600	16
PALTAC	2,000	108
Pan Pacific International Holdings	2,900	192
Panasonic	50,700	437
Paramount Bed Holdings	1,100	49
Parco	1,400	13
Park24	2,500	54
Pasona Group	1,100	17
PC Depot	1,400	6
Penta-Ocean Construction	16,700	77
Pepper Food Service	800	17
PeptiDream*	5,900	289
Persol Holdings	18,100	293
PIA	300	12
Pigeon	3,100	127
Pilot	1,800	73
Piolax	1,600	31
PKSHA Technology*	600	33
Plenus	1,200	19
Pola Orbis Holdings	2,000	64
Premier Investment‡	87	110
Press Kogyo	6,200	33
Pressance	2,300	29
Prestige International	3,400	43
Prima Meat Packers	1,600	30
Proto	600	11
Qol Holdings	1,400	19
Raito Kogyo	3,100	42
Raksul*	1,000	41
Rakus	1,100	20
Rakuten	19,500	185
Raysum	900	8
Recruit Holdings	25,500	727
Relia	2,100	18
Relo Group	6,900	194
Remixpoint	2,100	6
Renaissance	800	14
Renesas Electronics*	101,700	470
Rengo	11,400	107
RENOVA*	1,900	17
Resona Holdings	270,540	1,171
Resorttrust	5,000	68
Restar Holdings	700	13
Retail Partners	1,400	15
Rheon Automatic Machinery	1,200	17
Ricoh	17,600	184
Ricoh Leasing	1,000	30
Riken	600	27
Riken Keiki	900	17
Riken Vitamin	700	22
Ringer Hut	1,300	28
Rinnai	3,200	226
Riso Kagaku	1,500	24
Riso Kyoiku	6,900	32
Rock Field	1,000	15
Rohm	2,300	143
Rohto Pharmaceutical	6,000	154
Rokko Butter	600	12
Roland DG	600	13
Round One	4,100	52
Royal Holdings	1,800	45
RS Technologies	300	8

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Ryobi	1,600	$36
Ryohin Keikaku	1,300	329
Ryosan	1,100	29
Ryoyo Electro	1,000	15
S Foods	1,100	40
Sac’s Bar Holdings	800	8
Saizeriya	1,700	33
Sakai Chemical Industry	800	18
Sakai Moving Service	700	44
Sakata INX	2,300	21
Sakata Seed	1,800	61
SAMTY	1,600	22
San ju San Financial Group	1,400	19
San-A, Cl A	1,100	44
San-Ai Oil	3,300	27
SanBio*	1,600	41
Sanden Holdings*	1,200	8
Sangetsu	3,100	56
San-In Godo Bank	9,000	64
Sanken Electric	1,400	26
Sanki Engineering	2,800	31
Sankyo	1,300	49
Sankyo Tateyama	1,800	24
Sankyu	3,400	166
Sanrio	3,100	74
Sanshin Electronics	800	14
Santen Pharmaceutical	8,200	122
Sanwa Holdings	11,900	141
Sanyo Chemical Industries	800	37
Sanyo Denki	500	18
Sanyo Special Steel	1,400	29
Sapporo Holdings	3,900	85
Sato Holdings	1,600	37
Sawai Pharmaceutical	5,000	289
SBI Holdings	6,000	134
SBS Holdings	1,300	22
SCREEN Holdings	2,400	97
SCSK	9,900	441
SEC Carbon	100	9
Secom	9,900	848
Seed	700	7
Sega Sammy Holdings	29,000	342
Seibu Holdings	5,400	94
Seikagaku	2,400	26
Seiko Epson	6,500	99
Seiko Holdings	1,800	43
Seino Holdings	9,100	121
Seiren	3,000	44
Sekisui Chemical	27,900	448
Sekisui House‡	233	176
Sekisui House	15,500	256
Sekisui Jushi	1,600	28
Sekisui Plastics	1,000	8
Senko	23,700	197
Senshu Ikeda Holdings	15,500	40
Seria	2,700	93
Seven & i Holdings	45,800	1,725
Seven Bank	16,800	50
SG Holdings	2,100	61
Sharp	5,400	59
Shibuya	900	27
SHIFT*	500	20
Shiga Bank	2,700	64
Shikoku Bank	2,700	25

Description	Shares	Value (000)
Shikoku Chemicals	2,300	$25
Shikoku Electric Power	9,900	120
Shima Seiki Manufacturing	1,700	52
Shimachu	2,800	73
Shimadzu	11,500	332
Shimamura	700	59
Shimano	2,800	455
Shimizu	57,400	498
Shindengen Electric Manufacturing	500	18
Shin-Etsu Chemical	39,600	3,317
Shin-Etsu Polymer	2,900	21
Shinko Electric Industries	4,200	32
Shinko Plantech	2,700	29
Shinmaywa Industries	5,700	71
Shinnihon	1,300	12
Shinoken Group	1,400	9
Shinsei Bank*	4,000	57
Shionogi	6,360	393
Ship Healthcare Holdings	2,900	119
Shiseido	8,800	634
Shizuoka Bank	10,500	80
Shizuoka Gas	3,300	25
SHO-BOND Holdings	3,100	207
Shochiku	600	67
Shoei	700	30
Shoei Foods	800	23
Showa	2,900	37
Showa Denko	3,400	119
Showa Sangyo	1,300	35
Siix	1,800	27
Sinanen Holdings	600	11
Sinfonia Technology	1,100	13
Sinko Industries	1,100	15
Sintokogio	2,000	17
SKY Perfect JSAT Holdings	9,100	38
Skylark Holdings	12,600	208
SMC	1,300	487
SMS	4,000	72
Sodick	2,500	21
Softbank	38,500	433
SoftBank Group	19,100	1,851
Softbank Technology	700	15
Software Service	200	18
Sogo Medical Holdings	1,000	15
Sohgo Security Services	5,300	230
Sojitz	79,700	280
Solasto	3,500	39
Sompo Holdings	25,800	954
Sony	35,600	1,491
Sony Financial Holdings	11,900	224
Sosei Group*	4,700	64
Sotetsu Holdings	4,800	147
Sourcenext	5,400	22
Sparx Group	5,200	11
Square Enix Holdings	5,400	189
ST	700	12
St. Marc Holdings	1,200	27
Stanley Electric	3,500	94
Star Micronics	2,400	36
Starts	1,900	41
Starzen	500	17
Stella Chemifa	500	14
Strike	500	10
Studio Alice	400	8

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Sugi Holdings	2,400	$106
SUMCO	6,600	73
Sumitomo	25,800	356
Sumitomo Bakelite	2,100	75
Sumitomo Chemical	38,800	180
Sumitomo Dainippon Pharma	3,900	96
Sumitomo Densetsu	1,100	19
Sumitomo Electric Industries	32,200	427
Sumitomo Forestry	8,200	114
Sumitomo Heavy Industries	3,100	100
Sumitomo Metal Mining	5,800	171
Sumitomo Mitsui Construction	9,840	68
Sumitomo Mitsui Financial Group	70,400	2,463
Sumitomo Mitsui Trust Holdings	15,900	570
Sumitomo Osaka Cement	2,400	94
Sumitomo Realty & Development	8,200	339
Sumitomo Riko	2,500	21
Sumitomo Rubber Industries	4,300	52
Sumitomo Seika Chemicals	500	18
Sumitomo Warehouse	4,000	50
Sun Frontier Fudousan	2,100	22
Sundrug	5,400	149
Suntory Beverage & Food	11,200	525
Suruga Bank*	10,400	48
Sushiro Global Holdings	1,100	76
Suzuken	2,000	116
Suzuki Motor	7,900	349
Sysmex	4,220	255
Systena	4,400	48
T Hasegawa	1,800	29
T&D Holdings	24,000	252
Tachi-S, Cl S	2,000	29
Tadano	6,100	58
Taihei Dengyo Kaisha	1,100	23
Taiheiyo Cement	2,700	90
Taiho Kogyo, Cl A	700	6
Taikisha	1,600	49
Taisei	5,300	246
Taisho Pharmaceutical Holdings	900	86
Taiyo Holdings	1,000	33
Taiyo Nippon Sanso	2,900	44
Taiyo Yuden	7,400	145
Takamatsu Construction Group	900	19
Takara Bio	3,100	72
Takara Holdings	9,600	113
Takara Leben	5,500	17
Takara Standard	2,400	37
Takasago International	800	24
Takasago Thermal Engineering	3,200	51
Takashimaya	3,200	43
Takeda Pharmaceutical	38,324	1,564
Takeuchi Manufacturing	2,100	37
Takuma	4,600	55
Tamron	1,100	20
Tamura	4,400	24
Tanaka Chemical*	700	6
Tanseisha	1,900	22
Tateru	1,900	5
Tatsuta Electric Wire and Cable	1,700	7
Tayca	1,000	23
TDK	6,900	540
TechnoPro Holdings	5,700	339
Teijin	4,000	66
Teikoku Sen-I, Cl I	1,200	30

Description	Shares	Value (000)
Tekken	900	$22
Tenma	1,000	19
Terumo	228,800	6,978
T-Gaia	1,300	22
THK	3,400	84
TIS	4,800	227
TKC	900	33
TKP*	400	13
Toa	800	12
Toagosei	6,800	72
Tobu Railway	4,300	124
TOC	3,600	25
Tocalo	4,000	31
Tochigi Bank	6,200	13
Toda	15,100	93
Toei	500	66
Toei Animation	700	34
Toenec	500	14
Toho	5,900	237
Toho Bank	13,400	36
Toho Gas	1,900	85
Toho Holdings	3,400	85
Toho Titanium	2,100	18
Toho Zinc	700	20
Tohoku Electric Power	35,000	447
Tokai	1,300	32
Tokai Carbon	12,300	153
TOKAI Holdings	5,500	46
Tokai Rika	3,300	56
Tokai Tokyo Financial Holdings	13,300	48
Token	500	32
Tokio Marine Holdings	31,800	1,539
Tokushu Tokai Paper	700	26
Tokuyama	3,700	87
Tokyo Base*	800	7
Tokyo Broadcasting System Holdings	2,300	42
Tokyo Century	900	39
Tokyo Dome	5,600	53
Tokyo Electric Power Holdings*	35,200	222
Tokyo Electron	4,300	620
Tokyo Gas	17,200	465
Tokyo Kiraboshi Financial Group	1,600	23
Tokyo Ohka Kogyo	2,200	60
Tokyo Seimitsu	2,300	58
Tokyo Steel Manufacturing	6,900	60
Tokyo Tatemono	12,300	151
Tokyotokeiba	1,000	30
Tokyu‡	56	91
Tokyu	12,100	211
Tokyu Construction	5,300	40
Tokyu Fudosan Holdings	14,700	88
TOMONY Holdings	8,300	32
Tomy	5,200	54
Tonami Holdings	300	17
Topcon	6,500	77
Toppan Forms	3,600	31
Toppan Printing	5,500	83
Topre	2,100	39
Topy Industries	900	18
Toray Industries	97,600	623
Toridoll Holdings	1,300	26
Torii Pharmaceutical	900	18
Tosei	1,600	14

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Toshiba	15,000	$477
Toshiba Machine	1,600	32
Toshiba Plant Systems & Services	3,100	55
Toshiba TEC	1,600	44
Tosho	1,000	28
Tosho Printing	1,400	13
Tosoh	5,700	89
Totetsu Kogyo	1,600	44
TOTO	3,800	161
Towa Bank	2,300	15
Towa Pharmaceutical	1,800	47
Toyo Construction	5,000	19
Toyo Engineering*	1,500	8
Toyo Ink SC Holdings	2,500	56
Toyo Kanetsu	400	7
Toyo Seikan Group Holdings	19,400	398
Toyo Suisan Kaisha	18,200	691
Toyo Tanso	600	11
Toyo Tire	6,600	75
Toyobo	5,200	66
Toyoda Gosei	2,500	53
Toyota Boshoku	4,100	62
Toyota Industries	6,400	320
Toyota Motor	120,800	7,071
Toyota Tsusho	5,200	169
TPR	1,400	27
Trancom	500	29
Transcosmos*	1,600	31
Trend Micro	2,800	136
Trusco Nakayama	2,400	66
Trust Tech	600	20
TS Tech	2,500	72
TSI Holdings	4,500	26
Tsubaki Nakashima	2,400	43
Tsubakimoto Chain	1,600	57
Tsugami	3,000	23
Tsukishima Kikai	1,900	24
Tsukui	3,400	21
Tsumura	3,600	109
Tsuruha Holdings	800	65
Tsurumi Manufacturing	1,200	21
TV Asahi Holdings	1,400	25
UACJ	2,000	37
Ube Industries	6,300	129
Ulvac	2,600	75
Unicharm	9,200	304
Union Tool	400	11
Unipres	2,400	37
UNITED	600	8
United Arrows	1,400	49
United Super Markets Holdings	3,400	34
United Urban Investment‡	73	115
Unitika*	3,000	12
Universal Entertainment	1,500	45
Unizo Holdings	1,800	34
Ushio	19,100	223
USS	17,200	320
UT Group*	1,500	34
UUUM*	600	29
Uzabase*	700	19
V Technology	300	38
Valor Holdings	2,300	56
Valqua	900	18
ValueCommerce	1,100	21

Description	Shares	Value (000)
Vector*	1,800	$23
Vision*	300	14
Vital KSK Holdings	2,500	25
VT Holdings	3,800	14
Wacoal Holdings	2,800	70
Wacom	8,600	36
Wakita	1,900	19
Warabeya Nichiyo Holdings	800	13
WATAMI	1,000	15
WDB Holdings	600	17
Welcia Holdings	1,100	37
West Japan Railway	21,300	1,604
World Holdings	300	5
Wowow	400	11
W-Scope	1,300	18
Xebio Holdings	1,600	18
Yahagi Construction	1,200	8
Yahoo Japan	63,800	156
Yakult Honsha	2,700	189
Yakuodo	500	12
YAMABIKO	1,900	18
YAMADA Consulting Group	600	12
Yamada Denki	63,700	314
Yamagata Bank	1,800	32
Yamaguchi Financial Group	4,000	34
Yamaha	3,200	160
Yamaha Motor	6,900	135
YA-MAN	1,900	20
Yamanashi Chuo Bank	1,800	22
Yamashin-Filter	2,100	13
Yamato Holdings	17,120	441
Yamato Kogyo	2,600	71
Yamazaki Baking	3,100	50
Yamazen	3,700	39
Yaoko	1,200	59
Yaskawa Electric	6,200	194
Yellow Hat	2,200	29
Yodogawa Steel Works	1,400	26
Yokogawa Bridge Holdings	2,000	34
Yokogawa Electric	5,700	118
Yokohama Reito	2,900	23
Yokohama Rubber	2,700	50
Yomiuri Land	300	12
Yondoshi Holdings	1,100	21
Yonex	3,300	20
Yorozu	900	12
Yoshinoya Holdings	4,000	65
Yuasa Trading	1,100	31
Yume No. Machi Souzou Iinkai	1,500	22
Yumeshin Holdings	2,900	20
Yurtec	2,400	18
Yushin Precision Equipment	800	7
Zenkoku Hosho	3,200	113
Zenrin	2,250	50
Zensho Holdings	5,700	131
Zeon	8,700	88
ZERIA Pharmaceutical	1,900	33
ZIGExN	3,000	16
Zojirushi	2,700	28
ZOZO	5,700	107

		249,484

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Kenya – 0.0%
East African Breweries	290,678	$595

Luxembourg – 0.1%
RTL Group	927	51
Ternium ADR	46,079	1,254

		1,305

Malaysia – 0.1%
Aeon M	120,400	43
AirAsia X*	136,400	8
Allianz Malaysia	6,200	22
Bermaz Auto	398,300	221
Hong Leong Bank	61,800	307
Hong Leong Industries	5,500	13
Insas	326,100	61
Kenanga Investment Bank	85,500	11
KSL Holdings*	551,500	126
Lion Industries*	217,100	29
Malaysia Airports Holdings	114,200	203
Malaysian Pacific Industries	25,503	62
Padini Holdings	207,100	182
Petron Malaysia Refining & Marketing	100,301	162
Shell Refining Federation of Malaya	63,000	90
Supermax	100,400	36
Syarikat Takaful Malaysia Keluarga	24,000	29
Tropicana	47	—
Uchi Technologies	119,200	78
Unisem	1,036,022	673

		2,356

Mexico – 0.6%
Genomma Lab Internacional, Cl B*	1,728,128	1,248
Gentera	1,187,946	924
Grupo Aeroportuario del Pacifico, Cl B	212,249	1,882
Grupo Financiero Banorte, Cl O	461,300	2,506
Grupo Financiero Inbursa, Cl O	570,165	789
Grupo Lala, Cl B	628,676	815
Grupo Televisa ADR	47,290	523
Industrias Bachoco	73,557	283
Nemak(A)	957,253	554
Vitro	18,814	48
Wal-Mart de Mexico	705,193	1,885

		11,457

Netherlands – 2.9%
Aalberts Industries	6,325	219
ABN AMRO Group	9,599	216
Accell Group	1,423	40
Adyen* (A)	196	153
Aegon	45,340	218
Akzo Nobel	77,214	6,841
AMG Advanced Metallurgical Group	1,873	58
APERAM	3,307	94
Arcadis	4,528	71
ArcelorMittal	37,489	760
ASM International	2,670	145
ASML Holding	11,759	2,206
ASR Nederland	9,081	378

Description	Shares	Value (000)
Basic-Fit* (A)	1,861	$63
BE Semiconductor Industries	4,738	126
BinckBank	3,504	25
Boskalis Westminster	190,418	4,923
Brunel International	1,402	21
Coca-Cola European Partners	2,570	132
Corbion	3,862	116
Eurocommercial Properties‡	2,899	84
Euronext(A)	3,614	229
Flow Traders(A)	2,029	56
ForFarmers	2,263	19
Fugro*	131,098	1,334
Galapagos*	2,833	331
Gemalto*	4,695	268
Heineken	24,249	2,560
Heineken Holding	2,867	287
IMCD	3,379	257
ING Groep	429,909	5,201
Intertrust(A)	3,980	75
Kendrion	709	16
Koninklijke Ahold Delhaize	70,979	1,889
Koninklijke BAM Groep	15,225	66
Koninklijke DSM	4,171	455
Koninklijke KPN	351,346	1,114
Koninklijke Philips	46,785	1,906
Koninklijke Volkerwessels	1,954	40
Koninklijke Vopak	1,538	74
NIBC Holding(A)	1,371	13
NN Group	7,011	291
NSI‡	1,348	57
OCI*	4,797	132
Pharming Group*	35,679	32
PostNL	29,328	75
Randstad	74,267	3,621
RELX	196,111	4,191
Royal Dutch Shell, Cl A	29,336	920
SBM Offshore	325,573	6,192
SIF Holding	523	6
Signify(A)	7,208	192
Takeaway.com* (A)	3,393	258
TKH Group	2,482	117
TomTom*	8,428	71
Unibail-Rodamco-Westfield‡	2,136	349
Unilever	35,799	2,079
Vastned Retail‡	814	32
Wereldhave‡	2,624	72
Wessanen	4,557	55
Wolters Kluwer	6,425	437

		52,258

New Zealand – 0.2%
a2 Milk*	18,245	177
Air New Zealand	36,758	63
Argosy Property	50,161	44
Auckland International Airport	25,588	142
Chorus	26,476	106
Contact Energy	46,182	219
Fisher & Paykel Healthcare	12,836	137
Fletcher Building	23,733	80
Genesis Energy	31,706	70
Goodman Property Trust‡	57,805	68
Infratil	37,068	105
Kiwi Property Group‡	87,238	88

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Mercury NZ	41,973	$112
Meridian Energy	32,722	93
Metlifecare	10,806	37
New Zealand Refining	13,036	19
Precinct Properties New Zealand‡	62,752	67
Pushpay Holdings*	6,139	13
Restaurant Brands New Zealand	6,777	40
Ryman Healthcare	8,710	73
SKY Network Television	171,957	151
SKYCITY Entertainment Group	43,129	114
Spark New Zealand	160,337	415
Summerset Group Holdings	12,960	58
Synlait Milk*	4,931	36
Tourism Holdings	6,187	20
Trade Me Group	26,153	114
Z Energy	23,498	100

		2,761

Norway – 0.9%
Akastor*	7,605	12
Aker, Cl A	1,486	113
Aker BP	3,097	110
Aker Solutions*	8,864	45
Atea	5,293	77
Austevoll Seafood	5,707	67
Axactor*	7,361	16
B2Holding	13,403	18
Bakkafrost P	27,072	1,341
Borr Drilling*	24,966	77
Borregaard	6,195	61
BW LPG* (A)	3,978	14
BW Offshore*	6,071	32
DNB	47,944	883
DNO	41,757	93
Elkem(A)	16,540	59
Entra(A)	7,616	115
Equinor	57,105	1,250
Europris(A)	10,507	34
Evry(A)	9,885	36
FLEX LNG*	2,155	28
Frontline*	4,468	29
Gaming Innovation Group*	2,954	7
Gjensidige Forsikring	5,659	98
Golden Ocean Group	5,813	27
Grieg Seafood	3,273	40
Hoegh LNG Holdings	2,572	11
Kongsberg Automotive*	26,507	24
Kongsberg Gruppen	5,121	78
Kvaerner	8,680	13
Leroy Seafood Group	19,144	139
Mowi	9,975	223
NEL*	59,847	40
Nordic Nanovector*	2,745	14
Nordic Semiconductor*	7,839	33
Norsk Hydro	32,182	130
Northern Drilling*	4,590	29
Norway Royal Salmon	690	16
Norwegian Air Shuttle*	8,781	45
Norwegian Finans Holding*	6,204	48
Norwegian Property	12,036	15
Ocean Yield	3,763	28
Odfjell Drilling*	5,005	16
Orkla	21,167	162

Description	Shares	Value (000)
Petroleum Geo-Services*	20,081	$46
Protector Forsikring*	3,952	24
Salmar	3,279	157
Sbanken(A)	5,259	48
Scatec Solar(A)	5,065	52
Schibsted, Cl A	10,098	396
Schibsted, Cl B	11,268	404
Selvaag Bolig	2,183	11
SpareBank 1 Nord Norge	5,943	44
Sparebank 1 Oestlandet	1,819	17
SpareBank 1 SMN	7,495	76
SpareBank 1 SR-Bank	11,319	130
Stolt-Nielsen	1,568	20
Storebrand	30,079	234
Subsea 7*	16,790	207
Telenor	16,852	337
TGS NOPEC Geophysical	36,479	994
Tomra Systems	7,019	209
Veidekke	6,763	71
Wallenius Wilhelmsen, Cl B	6,172	22
XXL(A)	5,900	19
Yara International	169,714	6,943

		16,207

Peru – 0.2%
Cia de Minas Buenaventura ADR	30,900	534
Credicorp	12,296	2,950

		3,484

Philippines – 0.1%
Bloomberry Resorts*	381,200	87
First Gen	162,100	67
Lopez Holdings	1,105,100	111
Metro Retail Stores Group	612,000	39
San Miguel	144,580	479
Wilcon Depot	865,200	255

		1,038

Poland – 0.3%
Asseco Poland	12,648	171
CD Projekt*	12,471	650
Enea*	60,238	137
Energa*	62,376	141
Eurocash	71,243	406
Grupa Lotos	60,862	1,322
Jastrzebska Spolka Weglowa	6,115	97
LPP	440	954
PlayWay	1,809	85
Polski Koncern Naftowy Orlen	64,848	1,649
Polskie Gornictwo Naftowe i
Gazownictwo	207,680	338
Tauron Polska Energia*	228,276	120
TEN Square Games*	193	5

		6,075

Portugal – 0.1%
Altri SGPS	3,655	29
Banco Comercial Portugues, Cl R*	586,770	152
Banco Espirito Santo* (B)	46,916	—
Corticeira Amorim SGPS	2,805	33
CTT-Correios de Portugal	8,704	25
EDP-Energias de Portugal	58,170	230
Galp Energia	12,880	206

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Jeronimo Martins	7,265	$107
Mota-Engil SGPS*	3,895	9
Navigator	13,400	61
NOS SGPS	15,866	101
REN - Redes Energeticas
Nacionais SGPS	26,714	76
Semapa-Sociedade de
Investimento e Gestao	1,629	27
Sonae SGPS	50,298	52

		1,108

Qatar – 0.1%
Barwa Real Estate	71,750	721
Mannai	745	10
Ooredoo QPSC	63,688	1,162
United Development QSC	17,010	65

		1,958

Russia – 0.2%
Lukoil PJSC ADR	6,217	556
Magnit PJSC	8,033	446
Magnitogorsk Iron & Steel Works PJSC GDR	43,766	392
PhosAgro PJSC GDR	54,242	659
Sberbank of Russia PJSC ADR	122,106	1,620
Sberbank of Russia PJSC ADR	18,776	247
Tatneft PJSC ADR	5,656	391
VEON ADR	23,598	49

		4,360

Singapore – 2.3%
Accordia Golf Trust	35,500	16
Ascendas‡	59,000	127
Ascendas Hospitality Trust‡	49,700	32
Ascott Residence Trust‡	93,100	81
Asian Pay Television Trust	83,200	8
Best World International	17,700	28
Bumitama Agri	19,400	10
Cache Logistics Trust‡	64,006	35
CapitaLand	63,300	170
CapitaLand Commercial Trust‡	73,874	106
CapitaLand Mall Trust‡	65,900	116
CapitaLand Retail China Trust‡	38,100	44
CDL Hospitality Trusts‡	49,300	59
China Aviation Oil Singapore	11,800	12
Chip Eng Seng	18,600	10
City Developments	11,500	77
ComfortDelGro	59,000	112
COSCO Shipping International Singapore*	53,300	13
Cromwell European Real Estate Investment Trust‡	10,526	6
Dairy Farm International Holdings	30,700	258
DBS Group Holdings	313,234	5,831
Delfi	868,700	930
ESR-REIT‡	115,269	46
Far East Hospitality Trust‡	37,400	19
First Real Estate Investment Trust‡	33,500	24
First Resources	34,600	42
Frasers Centrepoint Trust‡	34,900	61
Frasers Commercial Trust‡	42,386	46
Frasers Hospitality Trust‡	29,500	16

Description	Shares	Value (000)
Frasers Logistics & Industrial Trust‡	94,130	$81
Genting Singapore	146,000	111
Golden Agri-Resources	140,800	29
Great Eastern Holdings	48,200	928
GuocoLand	14,500	21
Haw Par	33,912	334
Hongkong Land Holdings	751,800	5,346
Hutchison Port Holdings Trust, Cl U	316,700	74
Japfa	23,900	11
Jardine Cycle & Carriage	2,533	61
Jardine Matheson Holdings	141,600	8,830
Jardine Strategic Holdings	5,600	210
Keppel	35,600	163
Keppel‡	114,800	109
Keppel DC‡	60,800	67
Keppel Infrastructure Trust	164,700	57
Lippo Malls Indonesia Retail Trust‡	113,900	17
Mandarin Oriental International	19,300	38
Manulife US‡	77,334	66
Mapletree Commercial Trust‡	121,600	170
Mapletree Industrial Trust‡	87,000	135
Mapletree Logistics Trust‡	161,389	175
Mapletree North Asia Commercial Trust‡	142,800	139
NetLink NBN Trust	202,400	124
OUE	20,700	26
OUE Hospitality Trust‡	64,300	34
Oversea-Chinese Banking	73,661	601
Parkway Life‡	23,200	50
Raffles Medical Group	50,663	40
Riverstone Holdings	12,500	10
Sabana Shari’ah Compliant Industrial‡	51,700	16
SATS	20,400	77
Sembcorp Industries	18,500	35
Sembcorp Marine*	51,700	61
Sheng Siong Group	38,200	29
SIA Engineering	17,100	31
SIIC Environment Holdings	29,800	7
Silverlake Axis	47,700	19
Singapore Airlines	12,500	89
Singapore Exchange	20,400	110
Singapore Post	95,500	70
Singapore Press Holdings	46,200	82
Singapore Technologies Engineering	38,700	107
Singapore Telecommunications	1,738,900	3,875
Soilbuild Business Space‡	33,900	15
SPH‡	45,300	35
Starhill Global‡	93,500	50
StarHub	36,700	40
Suntec‡	46,100	66
United Engineers	17,500	33
United Industrial	18,948	41
United Overseas Bank	447,670	8,321
UOL Group	12,285	63
Venture	77,200	1,022
Wilmar International	48,500	118
Wing Tai Holdings	28,100	42
Yangzijiang Shipbuilding Holdings	60,400	67
Yanlord Land Group	43,200	43

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Yoma Strategic Holdings	92,900	$23

		40,979

South Africa – 1.8%
African Rainbow Minerals	17,531	206
Alviva Holdings	10,469	12
Anglo American	27,202	727
Anglo American Platinum	36,176	1,847
AngloGold Ashanti ADR	54,608	715
Astral Foods	3,160	37
Bid	61,725	1,275
Bidvest Group	93,324	1,252
Capitec Bank Holdings	27,388	2,562
Cie Financiere Richemont	72,720	528
Clicks Group	112,517	1,436
Exxaro Resources	2,619	30
FirstRand	396,960	1,732
Grindrod	729,632	387
Kumba Iron Ore	11,044	329
MMI Holdings	121,518	140
Mondi	23,606	522
Naspers, Cl N	15,295	3,532
Old Mutual	141,598	214
Peregrine Holdings	189,232	247
Raubex Group	298,427	416
Sasol	149,180	4,653
Standard Bank Group	179,911	2,310
Super Group*	130,668	301
Telkom	270,270	1,366
Tiger Brands	261,062	4,794
Tsogo Sun Holdings	148,686	199
Wilson Bayly Holmes-Ovcon	9,970	74

		31,843

South Korea – 2.8%
Asiana Airlines*	6,426	20
Cheil Worldwide	5,027	107
CJ Hello	26,612	217
Com2uSCorp	791	73
Dae Han Flour Mills	86	14
Daelim Industrial	2,794	237
Daeyang Electric*	3,787	42
Deutsch Motors*	36,373	230
Dongyang E&P	10,103	89
Fila Korea	5,103	350
GS Engineering & Construction	16,789	631
GS Home Shopping	3,501	551
Hana Financial Group	31,412	1,007
Hankook Tire	15,014	495
Hyundai Home Shopping Network	3,490	335
Hyundai Motor	6,497	684
Innocean Worldwide	1,392	86
Interpark	13,540	64
Interpark Holdings	31,272	66
JB Financial Group	9,678	47
Kia Motors	21,527	670
Korea Gas	7,387	294
Korean Air Lines	7,343	206
KT	17,542	423
KT ADR*	50,885	633
LG	15,515	1,059
LG Display*	945	16
LG Electronics	21,753	1,439

Description	Shares	Value (000)
LG Household & Health Care	1,610	$2,010
LG Uplus	101,551	1,383
LOTTE Himart	1,119	50
Lotte Shopping	2,678	420
MegaStudyEdu	1,335	46
Moorim Paper	15,148	43
Neowiz*	17,804	221
NHN Entertainment*	3,312	258
POSCO	5,514	1,229
POSCO ADR	86,400	4,770
S-1, Cl 1	5,705	505
Samsung Electronics GDR(A)	5,640	5,547
Samsung Electronics	356,042	14,006
Samsung Fire & Marine Insurance	5,954	1,579
Samsung SDS	2,933	607
SeAH Holdings	225	19
Seohan	15,917	27
Shinhan Financial Group	51,148	1,893
SK Hynix	50,181	3,280
SK Telecom	9,902	2,194
UIL	6,402	30
Youngone Holdings	595	34

		50,236

Spain – 1.6%
Acciona	1,477	165
Acerinox	46,415	459
ACS Actividades de Construccion y Servicios	5,811	255
Aedas Homes SAU* (A)	1,467	37
Aena SME(A)	1,541	277
Almirall	3,776	64
Amadeus IT Group, Cl A	93,047	7,453
Applus Services	8,288	99
Atresmedia de Medios de Comunicacion	5,380	25
Banco Bilbao Vizcaya Argentaria	154,174	882
Banco de Sabadell	125,748	125
Banco Santander	1,545,223	7,185
Bankia	244,428	633
Bankinter	16,736	127
Bolsas y Mercados Espanoles SHMSF	4,672	130
CaixaBank	81,802	255
Cellnex Telecom* (A)	12,498	367
Cia de Distribucion Integral Logista Holdings	3,237	76
CIE Automotive	4,581	123
Construcciones y Auxiliar de Ferrocarriles	1,196	57
Distribuidora Internacional de Alimentacion*	36,663	27
Ebro Foods	4,746	101
eDreams ODIGEO*	3,119	9
Enagas	5,896	172
Ence Energia y Celulosa	8,617	48
Endesa	7,186	183
Ercros	6,117	22
Euskaltel(A)	6,025	56
Faes Farma	17,889	76
Ferrovial	20,635	483
Financiera Alba	966	47
Fluidra*	3,096	36

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Fomento de Construcciones y Contratas	4,641	$61
Gestamp Automocion(A)	87,200	503
Global Dominion Access* (A)	6,430	34
Grifols	6,739	189
Grupo Catalana Occidente	2,647	95
Iberdrola	143,885	1,264
Indra Sistemas*	8,035	90
Industria de Diseno Textil	25,192	740
Inmobiliaria Colonial Socimi‡	17,594	181
Lar Espana Real Estate Socimi‡	5,706	48
Liberbank*	132,235	56
Mapfre	22,998	63
Masmovil Ibercom*	4,686	99
Mediaset Espana Comunicacion	26,890	201
Melia Hotels International	7,548	70
Merlin Properties Socimi‡	22,581	295
Metrovacesa* (A)	2,783	34
Miquel y Costas & Miquel	1,145	21
Naturgy Energy Group	8,901	249
Neinor Homes* (A)	4,938	59
Obrascon Huarte Lain	11,657	15
Promotora de Informaciones, Cl A*	8,557	15
Prosegur Cia de Seguridad	18,129	98
Red Electrica	10,976	234
Repsol	32,149	550
Sacyr	23,635	60
Siemens Gamesa Renewable Energy	6,749	107
Solaria Energia y Medio Ambiente*	3,875	21
Talgo* (A)	5,771	37
Tecnicas Reunidas*	2,015	57
Telefonica	108,063	905
Telepizza Group(A)	6,685	47
Tubacex	7,803	24
Unicaja Banco(A)	58,414	63
Viscofan	14,499	907
Zardoya Otis	11,613	96

		27,642

Sweden – 1.4%
AAK	11,473	171
AcadeMedia* (A)	4,888	27
AF POYRY, Cl B	4,344	72
Alfa Laval	7,725	177
Alimak Group(A)	3,174	45
Arjo	13,697	50
Assa Abloy, Cl B	131,730	2,843
Atlas Copco, Cl A	15,419	415
Atlas Copco, Cl B	8,860	219
Attendo(A)	6,405	32
Avanza Bank Holding	1,427	61
Axfood	6,540	121
Betsson	7,080	54
Bilia, Cl A	5,106	44
BillerudKorsnas	11,090	147
BioGaia, Cl B	972	48
Biotage	3,259	42
Boliden	6,579	187
Bonava, Cl B	5,200	65
Bravida Holding(A)	12,675	112
Bufab	1,566	16
Bure Equity	2,966	50

Description	Shares	Value (000)
Camurus*	838	$6
Castellum	17,518	339
Catena Media*	2,399	17
Cellavision	1,287	39
Clas Ohlson, Cl B	2,320	18
Cloetta, Cl B	12,978	34
Collector*	2,219	12
Dios Fastigheter	6,325	52
Dometic Group(A)	18,542	146
Dustin Group(A)	3,923	37
Elanders, Cl B	808	8
Electrolux	6,397	164
Elekta, Cl B	23,636	294
Eltel* (A)	7,283	14
Epiroc, Cl A	17,377	175
Epiroc, Cl B	10,990	105
Essity, Cl B	110,468	3,184
Evolution Gaming Group(A)	1,427	112
Fabege	17,044	247
Fastighets Balder, Cl B*	6,343	203
Fortnox	3,061	31
Getinge, Cl B	14,769	172
Granges	4,597	47
Haldex	2,446	16
Hansa Biopharma*	1,720	42
Hembla, Cl B*	2,636	51
Hemfosa Fastigheter	10,211	90
Hennes & Mauritz, Cl B	20,023	333
Hexagon, Cl B	5,953	311
Hexpol	16,510	139
Hoist Finance* (A)	4,315	17
Holmen, Cl B	6,642	144
Hufvudstaden, Cl A	6,948	121
Humana	1,453	11
Husqvarna, Cl B	9,131	75
ICA Gruppen	1,987	80
Industrivarden, Cl C	3,673	77
Indutrade	5,938	169
Intrum	5,110	147
Investment Oresund	1,674	24
Investor, Cl B	10,476	472
Inwido	3,479	21
JM	4,339	78
Kambi Group*	1,427	24
Karo Pharma	8,832	36
Kindred Group	14,730	149
Kinnevik	5,807	150
Klovern, Cl B	36,322	50
Kungsleden	12,182	97
L E Lundbergforetagen, Cl B	2,328	74
LeoVegas(A)	3,939	12
Lindab International	4,244	38
Loomis, Cl B	4,643	160
Lundin Petroleum	4,862	165
Mekonomen*	2,400	17
Millicom International Cellular	8,072	490
Modern Times Group, Cl B*	19,246	247
Munters Group* (A)	3,892	18
Mycronic	4,501	64
NCC, Cl B	5,883	90
NetEnt	12,197	44
New Wave Group, Cl B	2,357	15
Nibe Industrier, Cl B	20,129	257
Nobia	7,288	43

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Nobina(A)	6,640	$43
Nolato, Cl B	1,223	51
Nordea Bank Abp	144,354	1,098
Nordic Entertainment Group, Cl B*	19,246	451
Nyfosa*	10,211	61
Oncopeptides* (A)	1,321	18
Oriflame Holding	2,632	51
Pandox, Cl B	5,196	93
Paradox Interactive	1,303	20
Peab	12,075	104
Probi*	325	12
Ratos, Cl B	13,851	28
RaySearch Laboratories*	1,404	16
Recipharm, Cl B	3,097	46
Resurs Holding(A)	6,433	40
Saab, Cl B	5,204	167
Sandvik	89,280	1,451
SAS*	11,682	23
Scandi Standard	3,940	26
Scandic Hotels Group(A)	4,959	44
Securitas, Cl B	8,369	135
Skandinaviska Enskilda Banken, Cl A	37,331	323
Skanska, Cl B	8,469	154
SKF, Cl B	9,670	161
SkiStar	2,616	29
SSAB, Cl A	12,897	46
SSAB, Cl B	37,610	114
Stillfront Group*	853	21
Storytel*	1,566	17
Svenska Cellulosa, Cl B	38,696	335
Svenska Handelsbanken, Cl A	132,302	1,396
Sweco, Cl B	4,466	108
Swedbank, Cl A	20,784	294
Swedish Match	15,151	772
Swedish Orphan Biovitrum*	10,514	247
Tele2, Cl B	11,230	150
Telefonaktiebolaget LM Ericsson, Cl B	70,891	651
Telia	64,298	290
Thule Group(A)	6,617	149
Tobii*	5,597	20
Trelleborg, Cl B	15,631	242
Troax Group	794	25
Victoria Park, Cl B*	2,513	10
Vitrolife	3,928	89
Volati	1,272	6
Volvo, Cl B	36,088	560
Wallenstam, Cl B	10,971	111
Wihlborgs Fastigheter	8,742	119

		25,529

Switzerland – 6.7%
ABB	42,578	800
Adecco Group	27,207	1,451
Allreal Holding	849	145
ALSO Holding	366	47
ams*	5,144	139
APG SGA	90	26
Arbonia*	2,941	30
Aryzta*	67,188	92
Ascom Holding	2,245	30
Autoneum Holding	186	21

Description	Shares	Value (000)
Bachem Holding, Cl B	307	$37
Baloise Holding	1,103	182
Banque Cantonale Vaudoise	196	156
Barry Callebaut	60	108
Basilea Pharmaceutica*	749	35
Bell Food Group	146	42
BKW	1,169	80
Bobst Group	520	31
Bossard Holding	362	56
Bucher Industries	427	143
Burckhardt Compression Holding	182	50
Burkhalter Holding	300	21
Cembra Money Bank	1,866	176
Ceva Logistics*	1,918	58
Chocoladefabriken Lindt & Spruengli	28	191
Chocoladefabriken Lindt & Sprungli	2	156
Cie Financiere Richemont	115,533	8,416
Clariant	4,528	95
Coca-Cola	5,307	181
Comet Holding	428	37
Conzzeta	86	67
COSMO Pharmaceuticals*	524	44
Credit Suisse Group	58,988	687
Daetwyler Holding	492	73
DKSH Holding	4,751	274
dormakaba Holding	198	142
Dufry	922	97
EFG International	5,473	35
Emmi	139	122
EMS-Chemie Holding	192	104
Feintool International Holding	158	11
Flughafen Zurich	1,279	233
Forbo Holding	74	116
Galenica(A)	3,048	151
GAM Holding*	10,048	31
Geberit	5,414	2,213
Georg Fischer	263	240
Givaudan	213	544
Gurit Holding	27	25
Helvetia Holding	869	531
Huber + Suhner	788	57
Idorsia*	5,074	89
Implenia	947	28
Inficon Holding	122	68
Interroll Holding	42	85
Intershop Holding	77	39
Investis Holding	165	11
Julius Baer Group	5,699	230
Kardex	391	59
Komax Holding	233	49
Kudelski	2,291	14
Kuehne + Nagel International	1,217	167
LafargeHolcim	149,878	7,404
Landis+Gyr Group*	1,726	108
LEM Holding	29	37
Leonteq*	583	22
Liechtensteinische Landesbank	779	55
Logitech International	34,170	1,339
Lonza Group	1,714	532
Meyer Burger Technology*	32,317	21
Mobilezone Holding	2,436	24
Mobimo Holding	436	110
Molecular Partners*	862	15

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Nestle	242,320	$23,095
Novartis	242,733	23,349
OC Oerlikon	13,168	168
Orascom Development Holding*	900	15
Orior	417	33
Panalpina Welttransport Holding	688	114
Pargesa Holding	1,077	84
Partners Group Holding	429	312
PSP Swiss Property	2,646	287
Rieter Holding	210	30
Roche Holding	61,665	16,990
Schindler Holding	541	112
Schindler Holding PC	1,038	215
Schmolz + Bickenbach*	22,062	10
Schweiter Technologies	62	60
Sensirion Holding* (A)	651	27
SFS Group	1,096	95
SGS	122	304
Siegfried Holding	249	89
Sika	20,003	2,795
Sonova Holding	4,556	901
St. Galler Kantonalbank	165	76
Straumann Holding	253	206
Sulzer	1,212	118
Sunrise Communications Group(A)	2,190	161
Swatch Group	1,404	78
Swatch Group BR	19,798	5,667
Swiss Life Holding	784	345
Swiss Prime Site	1,822	160
Swiss Re	7,033	687
Swisscom	592	290
Swissquote Group Holding	555	20
Tecan Group	715	169
Temenos	1,368	202
u-blox Holding	459	35
UBS Group	598,202	7,252
Valiant Holding	984	113
Valora Holding	216	60
VAT Group(A)	1,736	183
Vifor Pharma	1,194	161
Vontobel Holding	1,622	87
VZ Holding	172	45
Ypsomed Holding	215	28
Zehnder Group	669	23
Zur Rose Group*	359	31
Zurich Insurance Group	15,499	5,130

		119,747

Taiwan – 2.0%
AU Optronics ADR	563,660	2,052
ChipMOS Technologies ADR	1,200	20
Chroma ATE	112,000	532
Delta Electronics	224,516	1,158
E.Sun Financial Holding	1,937,000	1,493
Giant Manufacturing	118,414	845
Merida Industry	64,428	360
PChome Online*	150,587	635
Taiwan Semiconductor Manufacturing	443,000	3,529
Taiwan Semiconductor Manufacturing ADR	461,661	18,909
Teco Electric and Machinery	1,184,387	807
Uni-President Enterprises	1,075,000	2,609

Description	Shares	Value (000)
United Microelectronics ADR	498,001	$936
Yungtay Engineering	622,000	1,292

		35,177

Thailand – 0.6%
Airports of Thailand	1,285,600	2,755
Bangchak NVDR	160,900	164
Bangkok Bank	109,500	714
Bangkok Bank NVDR	21,200	138
BEC World*	598,900	127
CP ALL	910,200	2,144
Kasikornbank	105,600	624
PTT NVDR	1,459,600	2,208
PTT Exploration & Production NVDR	18,100	72
Sri Trang Agro-Industry NVDR	350,800	141
Thai Oil NVDR	340,100	745

		9,832

Turkey – 0.4%
Akbank T.A.S.*	877,894	995
Albaraka Turk Katilim Bankasi	44,267	12
Anadolu Cam Sanayii	44,655	24
BIM Birlesik Magazalar	19,721	270
Dogan Sirketler Grubu Holding	2,244,390	459
Dogus Otomotiv Servis ve Ticaret*	91,794	74
Eregli Demir ve Celik Fabrikalari	535,664	876
Haci Omer Sabanci Holding	101,949	143
Turk Hava Yollari*	368,130	854
Turkiye Garanti Bankasi*	1,358,052	2,032
Turkiye Is Bankasi, Cl C*	429,511	424
Turkiye Sise ve Cam Fabrikalari	421,190	440
Ulker Biskuvi Sanayi	96,942	296
Vestel Elektronik Sanayi ve Ticaret*	151,145	349
Yapi ve Kredi Bankasi*	1,522,527	582

		7,830

United Arab Emirates – 0.0%
Emirates NBD PJSC	10,430	29
First Abu Dhabi Bank PJSC	19,382	80

		109

United Kingdom – 15.1%
3i Group	153,153	1,964
888 Holdings	22,418	46
AA	35,838	43
Abcam	11,904	175
Acacia Mining*	11,025	28
accesso Technology Group*	1,549	17
Admiral Group	40,333	1,140
Advanced Medical Solutions Group	12,135	50
Aggreko	323,354	3,315
Alfa Financial Software Holdings* (A)	4,455	9
Alliance Pharma	21,813	20
Amigo Holdings(A)	8,051	19
Anglo American	318,352	8,516
Antofagasta	61,923	779
AO World*	16,162	21
Arrow Global Group	10,171	29
Ascential	24,237	113
Ashmore Group	24,222	135

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Ashtead Group	10,940	$264
ASOS*	3,495	146
Associated British Foods	8,115	258
Assura‡	157,829	118
AstraZeneca	29,399	2,349
Auto Trader Group(A)	120,157	816
Avast(A)	18,083	67
AVEVA Group	4,044	170
Aviva	89,765	482
B&M European Value Retail	57,485	280
Babcock International Group	4,743	30
BAE Systems	207,039	1,301
Bakkavor Group(A)	8,848	14
Balfour Beatty	44,627	152
Bank of Georgia Group	2,375	51
Bank of Ireland Group	11,295	67
Barclays	1,788,057	3,602
Barratt Developments	62,038	485
Barrick Gold	8,441	108
BBA Aviation	65,842	214
BCA Marketplace	47,903	123
Beazley	33,539	225
Bellway	7,879	312
Berkeley Group Holdings	42,819	2,058
BHP Group	362,756	8,735
Biffa(A)	16,111	47
Big Yellow Group‡	9,837	127
Blue Prism Group*	3,997	86
Bodycote	11,926	128
boohoo Group*	47,792	118
Bovis Homes Group	8,480	117
BP	763,178	5,552
Brewin Dolphin Holdings	18,321	74
British American Tobacco	61,572	2,562
British Land‡	22,005	169
Britvic	17,086	212
BT Group, Cl A	194,376	564
BTG*	19,876	216
Bunzl	65,330	2,154
Burberry Group	9,351	238
Burford Capital	13,494	296
Cairn Energy*	39,051	82
Cairn Homes (ISE Shares)*	6,734	11
Cairn Homes (LSE Shares)*	45,134	72
Capita*	387,754	626
Capital & Counties Properties	47,340	148
Capital & Regional‡	23,280	8
Card Factory	19,553	46
Carnival	76,898	3,771
Centamin	71,974	84
Central Asia Metals	11,671	36
Centrica	129,147	192
Charter Court Financial Services Group(A)	7,340	32
Chemring Group	21,096	38
Cineworld Group	60,697	231
Civitas Social Housing‡	28,000	35
Clinigen Group	7,383	89
Close Brothers Group	22,249	422
CMC Markets(A)	5,271	6
Coats Group	92,787	96
Cobham*	2,044,718	2,937
Compass Group	427,140	10,039
Computacenter	4,538	65

Description	Shares	Value (000)
ConvaTec Group(A)	422,690	$779
Costain Group	6,901	30
Countryside Properties(A)	25,152	106
Cranswick	3,260	116
Crest Nicholson Holdings	15,504	75
CRH	6,690	207
Croda International	2,980	197
CVS Group	4,544	36
CYBG	81,974	212
Daily Mail & General Trust, Cl A	55,017	458
Dairy Crest Group	10,160	82
Dart Group	6,448	67
DCC	16,466	1,423
De La Rue	6,333	32
Dechra Pharmaceuticals	6,576	231
Derwent London‡	6,785	285
Devro	82,002	210
DFS Furniture	14,062	46
Diageo	449,614	18,376
Dialog Semiconductor*	4,921	150
Dignity	3,179	28
Diploma	7,457	142
Direct Line Insurance Group	35,654	164
Dixons Carphone	61,595	118
Domino’s Pizza Group	31,027	98
Drax Group	26,526	131
DS Smith	191,324	837
Dunelm Group	6,096	69
easyJet	37,718	548
EI Group*	30,066	83
Electrocomponents	28,260	207
Elementis	36,672	78
Elis	4,062	66
EMIS Group	3,587	49
Empiric Student Property‡	41,370	49
EnQuest*	111,666	28
Equiniti Group(A)	21,938	59
Essentra	17,152	92
Experian	299,787	8,119
Ferguson	5,317	338
Ferrexpo	17,961	58
Fevertree Drinks	6,299	248
First Derivatives	1,132	40
Firstgroup*	75,511	89
Forterra(A)	13,583	52
Fresnillo	4,917	56
Frontier Developments*	1,175	15
Future	5,154	51
G4S	362,867	867
Galliford Try	8,043	70
Games Workshop Group	1,883	77
GB Group	12,239	78
GCP Student Living‡	23,509	47
Genus	3,998	116
Georgia Capital*	22,893	325
GlaxoSmithKline	115,124	2,394
Glencore	578,416	2,395
Global Ports Investments GDR*	207,632	473
Globaltrans Investment GDR	36,848	393
Go-Ahead Group	2,902	74
Gocompare.Com Group	22,008	22
Grafton Group	14,901	157
Grainger	39,821	123
Great Portland Estates‡	16,772	163

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Greencore Group	29,950	$79
Greene King	19,290	167
Greggs	6,243	150
Gulf Keystone Petroleum*	13,997	46
GVC Holdings	73,751	537
Halfords Group	12,469	38
Halma	24,390	531
Hammerson‡	18,573	81
Hansteen Holdings‡	28,917	37
Hargreaves Lansdown	7,211	175
Hastings Group Holdings(A)	21,673	61
Hays	448,463	876
Helical	6,237	27
Hikma Pharmaceuticals	9,340	218
Hill & Smith Holdings	5,013	81
Hiscox	18,355	373
Hochschild Mining	17,617	47
HomeServe	152,752	2,039
Hon Hai Precision Industry GDR	77,139	372
Hotel Chocolat Group	2,456	11
Howden Joinery Group	39,864	252
HSBC Holdings	465,275	3,778
Hunting	9,214	71
Hurricane Energy*	90,218	54
Ibstock(A)	25,668	80
IG Design Group	2,982	21
IG Group Holdings	91,133	617
IMI	203,088	2,534
Imperial Brands	22,027	753
Inchcape	93,215	694
Indivior*	45,533	57
Informa	113,631	1,101
Inmarsat	29,555	214
IntegraFin Holdings	12,138	55
InterContinental Hotels Group	3,914	235
Intermediate Capital Group	18,596	258
International Personal Finance	144,013	365
Intertek Group	47,427	3,000
Intu Properties‡	57,332	80
Investec	18,321	106
iomart Group	5,886	27
IQE*	46,627	45
ITE Group	43,809	40
ITV	644,831	1,067
IWG	44,242	144
J D Wetherspoon	4,336	74
J Sainsbury	41,496	127
JD Sports Fashion	28,325	185
John Laing Group(A)	31,660	158
John Menzies	5,096	32
John Wood Group	70,684	467
Johnson Matthey	4,373	179
JPJ Group*	3,426	31
Jupiter Fund Management	115,977	547
Just Eat*	286,293	2,799
Just Group	58,602	47
Kainos Group	3,362	24
KAZ Minerals	15,253	130
KCOM Group	29,605	27
Keller Group	4,335	35
Kerry Group, Cl A	3,642	406
Keywords Studios	3,255	49
Kier Group	10,653	50
Kingfisher	54,348	166

Description	Shares	Value (000)
Kingspan Group	3,953	$183
Lancashire Holdings	12,327	105
Land Securities Group‡	18,913	225
Learning Technologies Group	26,748	25
Legal & General Group	137,145	492
Lloyds Banking Group	10,925,652	8,844
London Stock Exchange Group	7,201	446
LondonMetric Property‡	44,244	115
Lookers	19,201	25
Majestic Wine	2,969	9
Man Group	102,045	180
Marks & Spencer Group	42,132	153
Marshalls	12,174	98
Marston’s	40,626	54
McCarthy & Stone(A)	107,340	180
Mediclinic International	25,638	102
Meggitt	21,273	139
Melrose Industries	110,796	264
Merlin Entertainments(A)	341,830	1,528
Metro Bank*	5,667	56
Micro Focus International	5,109	133
Micro Focus International ADR	5,456	141
Mitchells & Butlers*	12,839	45
Mitie Group	21,908	42
MMC Norilsk Nickel PJSC ADR	92,434	1,952
Mondi	9,365	207
Moneysupermarket.com Group	51,758	251
Morgan Advanced Materials	16,800	53
Morgan Sindall Group	2,331	38
N Brown Group	10,040	13
National Express Group	71,138	376
National Grid	104,766	1,161
NCC Group	18,968	35
NewRiver‡	20,662	64
Next	3,175	231
NMC Health	2,846	85
Non-Standard Finance(A)	128,595	92
Northgate	9,193	45
Nostrum Oil & Gas*	4,551	5
Novolipetsk Steel PJSC GDR	37,865	972
Numis	4,352	14
Ocado Group*	35,957	642
On the Beach Group(A)	7,331	42
OneSavings Bank	14,589	73
Ophir Energy*	41,527	31
Oxford Biomedica*	2,992	28
Paddy Power Betfair	10,742	832
Pagegroup	62,806	384
Paragon Banking Group	16,669	94
Patisserie Holdings	3,055	—
Pearson	19,839	216
Pendragon	77,179	28
Pennon Group	26,850	260
Persimmon	7,163	202
Petra Diamonds*	49,615	12
Petrofac	34,922	223
Pets at Home Group	128,227	265
Phoenix Group Holdings	35,268	311
PhosAgro PJSC GDR	3,930	49
Photo-Me International	17,489	18
Playtech	49,984	283
Plus500	4,873	48
Polypipe Group	13,104	69
Premier Foods*	35,165	17

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Premier Oil*	47,488	$58
Primary Health Properties‡	50,198	85
Provident Financial	77,263	515
Prudential	149,460	2,993
Purplebricks Group*	12,464	20
PZ Cussons	18,969	48
QinetiQ Group	36,925	145
Quilter(A)	120,787	231
Rathbone Brothers	8,383	243
RDI REIT‡	17,810	35
Reckitt Benckiser Group	96,341	8,009
Redde	18,798	29
Redrow	15,605	122
Regional REIT‡ (A)	19,308	26
RELX	182,263	3,897
Renewi	46,981	14
Renishaw	2,248	109
Rentokil Initial	118,255	544
Restaurant Group	32,635	50
Restore	7,110	32
Rhi Magnesita	468	28
Rightmove	428,032	2,844
Rio Tinto	113,760	6,610
Rolls-Royce Holdings	394,191	4,638
Rotork	110,137	406
Royal Bank of Scotland Group	110,481	355
Royal Dutch Shell, Cl A	104,633	3,289
Royal Dutch Shell, Cl B	357,945	11,321
Royal Mail	24,754	77
RPC Group	25,621	264
RPS Group	13,796	34
RSA Insurance Group	26,966	178
RWS Holdings	11,242	71
Sabre Insurance Group(A)	14,058	52
SafeCharge International Group	2,887	11
Safestore Holdings‡	12,907	100
Saga	69,005	100
Sage Group	24,660	224
Samsung Electronics GDR	770	755
Sanne Group	8,289	58
Savills	8,779	103
Scapa Group	8,706	32
Schroder‡	35,304	25
Schroders	2,906	102
Segro‡	24,621	216
Senior	25,853	73
Serco Group*	502,613	838
Severn Trent	6,149	158
Severstal PJSC GDR	53,292	831
Shaftesbury‡	10,940	125
SIG	35,300	65
Sirius Minerals*	269,336	70
Sirius Real Estate	55,709	46
Smart Metering Systems	6,035	43
Smith & Nephew	36,788	730
Smiths Group	226,328	4,230
Soco International	8,839	8
Softcat	7,038	76
SolGold*	41,445	20
Sophos Group(A)	21,251	83
Sound Energy, Cl A*	41,089	12
Spectris	153,368	5,014
Spirax-Sarco Engineering	4,685	439
Spire Healthcare Group(A)	17,569	30

Description	Shares	Value (000)
Sports Direct International*	13,748	$52
SSE	23,549	364
SSP Group	172,489	1,555
St. James’s Place	46,393	621
St. Modwen Properties	11,733	61
Staffline Group	921	10
Stagecoach Group	26,067	52
Standard Chartered	207,648	1,599
Standard Life Aberdeen	56,661	195
Standard Life Investment Property Income Trust‡	24,664	29
State Bank of India GDR*	53,780	2,487
Stobart Group	19,071	38
Stock Spirits Group	10,082	30
Superdry	3,241	23
Synthomer	17,704	87
TalkTalk Telecom Group	42,529	61
Tate & Lyle	29,630	280
Taylor Wimpey	82,862	189
Ted Baker	1,943	39
Telecom Plus	3,809	75
Telford Homes	5,277	19
Tesco	3,165,287	9,568
Thomas Cook Group*	759,942	247
TP ICAP	36,447	140
Travis Perkins	424,633	7,583
Tritax Big Box‡	106,899	200
TUI	48,634	466
Tullow Oil	88,736	278
UDG Healthcare	16,071	117
Ultra Electronics Holdings	4,819	100
Unilever	60,343	3,454
UNITE Group‡	16,971	203
United Utilities Group	17,592	187
Vectura Group*	36,072	34
Vesuvius	13,928	108
Victoria*	7,061	40
Victrex	5,525	155
Vodafone Group	747,089	1,360
Watkin Jones	11,449	33
Weir Group	208,758	4,235
WH Smith	36,435	1,008
Whitbread	4,190	277
William Hill	55,317	116
WM Morrison Supermarkets	55,211	164
Workspace Group‡	8,726	111
WPP	410,135	4,331

		268,178

United States – 1.0%
Communication Services – 0.2%
Yandex, Cl A*	84,924	2,916

Consumer Staples – 0.0%
Coca-Cola European Partners	2,400	124

Energy – 0.0%
TransCanada	2,500	112

Financials – 0.0%
Bank of Nova Scotia	5,500	293

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Shares	Value (000)
Toronto-Dominion Bank	1,900	$103

		396

Health Care – 0.0%
ProQR Therapeutics*	1,255	17
UroGen Pharma*	1,208	45

		62

Industrials – 0.6%
AerCap Holdings*	3,002	140
CAE	29,300	649
Caesarstone*	1,468	23
Canadian National Railway	78,226	7,001
Copa Holdings, Cl A	33,300	2,684
Kornit Digital*	1,788	43

		10,540

Information Technology – 0.1%
CyberArk Software*	2,310	275
Genpact	14,133	497
InterXion Holding*	4,565	305
Ituran Location and Control	1,029	35
KLA-Tencor	742	89
NXP Semiconductors	7,959	703
Wix.com*	1,000	121

		2,025

Materials – 0.1%
Constellium, Cl A*	7,350	59
Southern Copper	38,828	1,540

		1,599

		17,774

Total Common Stock (Cost $1,650,216) (000)		1,710,264

Preferred Stock(C) — 0.8%
Alpargatas	418,373	1,620
Banco Bradesco*	62,531	683
Banco do Estado do Rio Grande do Sul	103,400	639
Bayerische Motoren Werke	1,313	86
Biotest	1,220	31
Cia Paranaense de Energia	16,900	158
Draegerwerk & KGaA	593	28
FUCHS PETROLUB	38,150	1,571
Grupo Aval Acciones y Valores	748,351	290
Henkel & KGaA	4,091	418
Itau Unibanco Holding	365,100	3,189
Itausa - Investimentos Itau	195,117	596
Jungheinrich	3,045	99
Petroleo Brasileiro	182,200	1,295
Porsche Automobil Holding	3,813	239
Sartorius	869	149
Sixt	1,007	69
STO & KGaA	146	13
Telefonica Brasil	117,100	1,421

Description	Shares	Value (000)
Volkswagen	10,520	$1,656

Total Preferred Stock (Cost $13,199) (000)		14,250

Rights — 0.0%

	Number of Rights
AF POYRY, Expires 4/12/2019	4,344	26
Idea Cellular Limited, Expires 4/26/2019*	4,253,941	353
Keppel Infrastructure Trust, Expires 4/8/2019	19,435	–
Pan American Silver ‡‡	20,581	8
Promotora de Informaciones, Expires 4/6/2019*	8,557	1

Total Rights (Cost $491) (000)		388

	Shares
Exchange Traded Fund — 0.0%
P2P Global Investments*	5,075	54

Total Exchange Traded Fund (Cost $50) (000)		54

Warrants — 0.0%

	Number of Warrants
Ezion Holdings, Expires 4/16/2023* (B)	77,880	–

Total Warrants (Cost $–) (000)		–

	Shares
Short-Term Investment — 2.2%
State Street Institutional Treasury Money Market Fund, Cl Premier, 2.350% (D)	38,845,286	38,845

Total Short-Term Investment (Cost $38,845) (000)		38,845

Total Investments In Securities — 99.0% (Cost $1,702,801) (000)		$1,763,801

Percentages are based on Net Assets of $1,781,385 (000).

KP International Equity Fund

Schedule of Investments

March 31, 2019 (unaudited)

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation) (Thousands)
MSCI EAFE Index E-MINI	251	Jun-2019	$23,373	$23,423	$50
S&P TSX 60 Index	15	Jun-2019	2,155	2,149	(3)

			$25,528	$25,572	$47

‡	Real Estate Investment Trust
‡‡	Expiration date not available.
*	Non-income producing security.
(A)

Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at March 31, 2019 was $21,047 (000) and represents 1.2% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no rate available.
(D)	The rate reported is the 7-day effective yield as of March 31, 2019.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments In Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$57,142	$–	$–	$57,142
Austria	3,510	6	–	3,516
Belgium	11,520	–	–	11,520
Brazil	35,842	–	–	35,842
Canada	79,875	–	–	79,875
Chile	3,733	–	–	3,733
China	49,064	–	1	49,065
Colombia	2,579	–	–	2,579
Czech Republic	597	–	–	597
Denmark	28,271	–	–	28,271
Egypt	–	109	–	109
Finland	13,034	–	–	13,034
France	117,745	–	–	117,745
Germany	95,751	22	–	95,773
Greece	5,489	–	–	5,489
Hong Kong	104,190	–	–	104,190
Hungary	4,532	–	–	4,532
India	51,472	–	–	51,472
Indonesia	11,359	–	–	11,359
Ireland	10,482	–	–	10,482
Israel	4,993	2,712	–	7,705
Italy	26,891	21	–	26,912
Japan	247,951	1,533	–	249,484
Kenya	595	–	–	595
Luxembourg	1,305	–	–	1,305
Malaysia	2,356	–	–	2,356
Mexico	11,457	–	–	11,457
Netherlands	52,258	–	–	52,258
New Zealand	2,761	–	–	2,761

Investments In Securities	Level 1	Level 2	Level 3^	Total
Norway	$16,207	$–	$–	$16,207
Peru	3,484	–	–	3,484
Philippines	1,038	–	–	1,038
Poland	6,075	–	–	6,075
Portugal	1,108	–	–	1,108
Qatar	–	1,958	–	1,958
Russia	4,360	–	–	4,360
Singapore	40,979	–	–	40,979
South Africa	31,843	–	–	31,843
South Korea	50,236	–	–	50,236
Spain	27,642	–	–	27,642
Sweden	25,270	259	–	25,529
Switzerland	119,698	49	–	119,747
Taiwan	35,177	–	–	35,177
Thailand	9,832	–	–	9,832
Turkey	7,830	–	–	7,830
United Arab Emirates	–	109	–	109
United Kingdom	268,178	–	–	268,178
United States	17,774	–	–	17,774

Total Common Stock	1,703,485	6,778	1	1,710,264

Preferred Stock	$14,150	$100	$–	$14,250
Rights	388	–	–	388
Exchange Traded
Fund	54	–	–	54
Warrants	–	–	–	–
Short-Term
Investment	38,845	–	–	38,845

Total Investments in Securities	$1,756,922	$6,878	$1	$1,763,801

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$50	$—	$—	$50
Unrealized Depreciation	(3)	—	—	(3)

Total Other Financial Instruments	$47	$—	$—	$47

**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2019, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended March 31, 2019, securities with a total value of $605,800 (000) transferred from Level 2 to Level 1 as a result of fair valuation of foreign equity securities. For the period ended March 31, 2019, securities with a total value of $4,796 (000) transferred from Level 1 to Level 2. For the period ended March 31, 2019, securities with a total value of $1 (000) transferred from Level 2 to Level 3. For the period ended March 31, 2019, securities with a total value of $12 (000) transferred from Level 3 to Level 1.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations — 28.1%

U.S. Treasury Bonds
5.375%, 02/15/31	$1,000	$1,300
5.000%, 05/15/37	2,240	3,028
4.750%, 02/15/37	10,315	13,536
4.625%, 02/15/40	500	656
4.500%, 02/15/36 - 05/15/38	800	1,014
4.375%, 02/15/38	900	1,139
4.250%, 11/15/40	2,000	2,505
3.875%, 08/15/40	500	595
3.750%, 11/15/43	5,450	6,389
3.625%, 08/15/43 - 02/15/44	2,700	3,105
3.500%, 02/15/39	1,920	2,175
3.375%, 05/15/44 - 11/15/48	15,435	17,163
3.125%, 02/15/42 - 05/15/48	11,207	11,885
3.000%, 11/15/44 - 02/15/49	31,236	32,358
2.875%, 05/15/43	1,250	1,269
2.750%, 08/15/42 - 11/15/47	18,936	18,672
2.500%, 02/15/45 - 05/15/46	2,000	1,884
2.250%, 08/15/46	2,320	2,069

U.S. Treasury Notes
3.500%, 05/15/20	750	759
3.125%, 11/15/28	11,018	11,687
3.000%, 09/30/25 - 10/31/25	3,000	3,124
2.875%, 10/15/21 - 08/15/28	54,368	55,887
2.750%, 09/30/20 - 02/15/28	55,760	56,707
2.625%, 08/15/20 - 02/15/29	89,589	90,960
2.500%, 12/31/20 - 02/28/26	64,768	65,173
2.375%, 12/31/20 - 05/15/27	36,311	36,496
2.250%, 02/15/21 - 11/15/27	31,950	31,888
2.125%, 08/15/21 - 05/15/25	32,713	32,523
2.000%, 09/30/20 - 11/15/26	15,000	14,838
1.875%, 12/15/20 - 08/31/24	8,119	8,025
1.750%, 11/15/20 - 05/15/23	10,150	10,008
1.625%, 06/30/20 - 05/15/26	20,161	19,719
1.500%, 06/15/20 - 08/15/26	8,800	8,572
1.375%, 09/15/20 - 09/30/23	11,400	11,155
1.250%, 03/31/21 - 10/31/21	3,500	3,425
1.125%, 02/28/21 - 09/30/21	6,000	5,852

Total U.S. Treasury Obligations (Cost $580,072) (000)		587,540

Mortgage-Backed Securities — 24.5%

Agency Mortgage-Backed Obligations – 23.0%

FHLMC
6.250%, 07/15/32	1,279	1,764
5.000%, 02/01/39	626	670
4.500%, 05/01/42 - 01/01/49	9,066	9,537
4.000%, 05/01/26 - 02/01/49	19,687	20,354
3.500%, 06/01/33 - 07/01/48	37,113	37,760
3.000%, 11/01/27 - 02/01/48	33,921	33,854
2.500%, 01/01/32 - 12/01/32	2,784	2,769
1.330%, 12/30/20	400	393

FHLMC TBA
4.500%, 04/13/39	575	600
4.000%, 04/15/41	6,020	6,197
3.500%, 04/01/41	2,790	2,830

Description	Face Amount (000)	Value (000)
3.000%, 04/15/43	$1,740	$1,732

FHLMC, Ser 2011-3830, Cl DZ
4.000%, 12/15/30	1,038	1,086

FHLMC, Ser 2011-3838, Cl FG
2.884%, VAR LIBOR USD 1 Month+0.400%, 03/15/40	140	140

FHLMC, Ser 2011-3896, Cl PA
4.000%, 03/15/40	291	301

FHLMC, Ser 2014-4384, Cl LA
3.500%, 09/15/40	243	247

FHLMC, Ser 2017-4681, Cl DA
3.000%, 04/15/45	544	546

FHLMC, Ser 2018-4798, Cl BA
4.000%, 05/15/44	1,498	1,544

FHLMC, Ser 2018-4821, Cl MA
3.500%, 10/15/53	2,948	3,009

FHLMC Multifamily Structured Pass-Through Certificates, Ser K029, Cl A2
3.320%, 02/25/23 (A)	1,000	1,027

FHLMC Multifamily Structured Pass-Through Certificates, Ser K055, Cl A2
2.673%, 03/25/26	400	398

FHLMC Multifamily Structured Pass-Through Certificates, Ser K065, Cl A2
3.243%, 04/25/27	1,026	1,053

FHLMC Multifamily Structured Pass-Through Certificates, Ser K068, Cl A2
3.244%, 08/25/27	723	741

FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/27 (A)	400	408

FHLMC Multifamily Structured Pass-Through Certificates, Ser K070, Cl A2
3.303%, 11/25/27 (A)	361	371

FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2
3.444%, 12/25/27	100	104

FHLMC Multifamily Structured Pass-Through Certificates, Ser K078, Cl A2
3.854%, 06/25/51	200	215

FHLMC Multifamily Structured Pass-Through Certificates, Ser K079, Cl A2
3.926%, 06/25/28	1,505	1,622

FHLMC Multifamily Structured Pass-Through Certificates, Ser K081, Cl A2
3.900%, 08/25/28 (A)	1,156	1,244

FHLMC Multifamily Structured Pass-Through Certificates, Ser K083, Cl A2

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
4.050%, 09/25/28 (A)	$1,092	$1,187

FHLMC Multifamily Structured Pass- Through Certificates, Ser K085, Cl A2
4.060%, 10/25/28 (A)	200	218

FHLMC Multifamily Structured Pass- Through Certificates, Ser K086, Cl A2
3.859%, 11/25/28 (A)	120	129

FHLMC Multifamily Structured Pass- Through Certificates, Ser K723, Cl A2
2.454%, 08/25/23	350	348

FHLMC Multifamily Structured Pass- Through Certificates, Ser K730, Cl A2
3.590%, 01/25/25	425	444

FNMA
6.625%, 11/15/30	300	413
5.500%, 09/01/40	816	883
5.000%, 07/01/41 - 01/01/49	8,571	9,100
4.500%, 01/01/30 - 10/01/48	15,712	16,497
4.000%, 11/01/33 - 03/01/49	39,993	41,289
3.500%, 08/01/31 - 06/01/48	57,275	58,275
3.000%, 02/01/32 - 09/01/47	41,497	41,510
2.500%, 12/01/27 - 01/01/33	3,892	3,869

FNMA TBA
5.000%, 04/30/37 - 05/01/38	7,600	8,026
4.500%, 04/14/33	5,090	5,303
4.000%, 04/30/20 - 04/01/39	10,710	11,019
3.500%, 04/01/41	12,350	12,551
3.000%, 04/25/26 - 05/15/45	4,935	4,917
2.500%, 04/25/27	8,135	8,086

FNMA, Ser 2006-104, Cl FC
2.736%, VAR LIBOR USD 1 Month+0.250%, 11/25/36	342	342

FNMA, Ser 2013-101, Cl A
3.000%, 09/25/30	299	300

FNMA, Ser 2015-M11, Cl A2
2.844%, 04/25/25 (A)	850	858

FNMA, Ser 2016-54, Cl GA
2.500%, 11/25/45	1,947	1,923

FNMA, Ser 2017-41, Cl MD
4.000%, 05/25/53	1,215	1,271

FNMA, Ser 2017-91, Cl PC
3.000%, 06/25/45	624	629

FNMA, Ser 2018-11, Cl PA
3.000%, 06/25/46	1,578	1,580

FNMA, Ser 2018-3, Cl PA
3.000%, 04/25/46	1,723	1,729

FNMA, Ser 2018-44, Cl PA
3.500%, 06/25/44	1,520	1,546

FNMA, Ser 2018-M12, Cl A2
3.640%, 08/25/30 (A)	100	105

FNMA, Ser 2018-M5, Cl A2
3.560%, 09/25/21 (A)	138	140

GNMA
5.000%, 09/20/46 - 05/20/48	1,618	1,713
4.500%, 12/20/41 - 12/20/48	15,539	16,179

Description	Face Amount (000)	Value (000)
4.000%, 01/20/47 - 01/20/49	$17,194	$17,762
3.500%, 11/20/44 - 01/20/48	23,764	24,313
3.000%, 08/20/46 - 03/20/48	24,250	24,383
2.500%, 12/20/46	412	404

GNMA TBA
5.000%, 04/01/40	4,005	4,184
4.500%, 04/01/39	6,325	6,569
4.000%, 04/01/40	8,530	8,807
3.500%, 04/15/41	6,810	6,957
3.000%, 04/15/43	1,100	1,105

		479,379

Non-Agency Mortgage-Backed Obligations – 1.5%

Alternative Loan Trust, Ser 2003-22CB, Cl 3A1
6.000%, 12/25/33	631	630

BANK, Ser 2017-BNK8, Cl A4
3.488%, 11/15/50	90	92

BANK, Ser 2017-BNK8, Cl B
3.931%, 11/15/50 (A)	50	51

BANK, Ser 2018-BN13, Cl A5
4.217%, 08/15/61 (A)	50	54

BANK, Ser 2018-BN14, Cl A4
4.231%, 09/15/60	96	103

BBCMS Mortgage Trust, Ser 2018-C2, Cl A5
4.314%, 12/15/51	50	54

Benchmark Mortgage Trust, Ser 2018-B2, Cl A5
3.882%, 02/15/51	100	105

Benchmark Mortgage Trust, Ser 2018-B6, Cl A4
4.261%, 10/10/51	50	54

Benchmark Mortgage Trust, Ser 2019-B9, Cl A5
4.016%, 03/15/52	57	61

CD Mortgage Trust, Ser 2017-CD6, Cl A5
3.456%, 11/13/50	100	102

Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%, 09/10/58	245	255

Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5
3.720%, 11/10/26	738	767

Citigroup Commercial Mortgage Trust, Ser 2017-P7, Cl A4
3.712%, 04/14/50	500	519

Citigroup Commercial Mortgage Trust, Ser 2018-C5, Cl A4
4.228%, 06/10/51	100	107

Citigroup Mortgage Loan Trust, Ser 2018-A, Cl A1
4.000%, 01/25/68 (A) (B)	613	617

COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4
4.233%, 07/10/45 (A)	300	317

COMM Mortgage Trust, Ser 2013-CR12, Cl A3

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
3.765%, 10/10/46	$1,340	$1,384

COMM Mortgage Trust, Ser 2013- CR7, Cl A4
3.213%, 03/10/46	481	486

COMM Mortgage Trust, Ser 2015- DC1, Cl A5
3.350%, 02/10/48	700	709

COMM Mortgage Trust, Ser 2015- LC23, Cl A4
3.774%, 10/10/48	1,167	1,213

COMM Mortgage Trust, Ser 2016- CR16, Cl A4
4.051%, 04/10/47	683	716

Commercial Mortgage Pass-Through Certificates, Ser CR28, Cl A4
3.762%, 02/10/49	1,241	1,288

Credit Suisse First Boston Mortgage Securities, Ser 2004-AR2, Cl 5A1
4.502%, 03/25/34 (A)	30	30

CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A4
3.210%, 11/15/49	500	502

CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5
3.502%, 11/15/49	597	609

CSFB Mortgage-Backed Pass- Through Certificates, Ser 2003-27, Cl 4A4
5.750%, 11/25/33	66	68

CSMC Trust, Ser 2018-RPL7, Cl A1
4.000%, 08/26/58 (B)	507	508

GS Mortgage Securities Trust, Ser 2013-GCJ12, Cl A4
3.135%, 06/10/46	367	371

GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/47	1,424	1,470

GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/47	552	578

GS Mortgage Securities Trust, Ser 2015-GC32, Cl A4
3.764%, 07/10/48	500	520

GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4
3.442%, 11/10/49 (A)	365	373

GS Mortgage Securities Trust, Ser 2019-GC38, Cl A4
3.968%, 02/10/52	100	106

GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35	37	37

HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
4.702%, 05/19/34 (A)	31	32

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A3
3.669%, 04/15/47	500	507

Description	Face Amount (000)	Value (000)

JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl A2
3.240%, 03/15/50	$400	$404

JPMorgan Mortgage Trust, Ser 2003- A2, Cl 3A1
4.171%, 11/25/33 (A)	121	122

JPMorgan Mortgage Trust, Ser 2005- A1, Cl 6T1
4.570%, 02/25/35 (A)	175	174

JPMorgan Mortgage Trust, Ser 2005- A2, Cl 3A2
4.373%, 04/25/35 (A)	45	46

JPMorgan Mortgage Trust, Ser 2005- A3, Cl 4A1
4.815%, 06/25/35 (A)	55	56

MLCC Mortgage Investors, Ser 2006- 2, Cl 2A
4.363%, 05/25/36 (A)	174	176

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl AS
3.832%, 12/15/47	500	512

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/48	935	947

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/48	1,839	1,908

Morgan Stanley Capital I Trust
4.071%, 02/15/29	559	595

Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29 (B)	1,104	1,118

Morgan Stanley Capital I Trust, Ser 2017-HR2, Cl A4
3.587%, 12/15/50	250	256

Morgan Stanley Capital I Trust, Ser 2018-H4, Cl A4
4.310%, 12/15/51	517	560

Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl A
3.231%, VAR LIBOR USD 1 Month+0.750%, 11/11/34 (B)	305	304

UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%, 02/15/51	300	316

Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/48	700	716

Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4
3.695%, 11/15/48	811	839

Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Cl A4
3.809%, 12/15/48	638	665

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl A4
3.096%, 06/15/49	$1,022	$1,015

Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl A4
3.640%, 12/15/59	693	712

Wells Fargo Commercial Mortgage Trust, Ser 2017-C42
3.589%, 12/15/50	1,277	1,305

Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl A5
4.023%, 03/15/52	100	105

Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 1A9
4.735%, 10/25/33 (A)	390	396

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A4
4.796%, 05/01/35 (A)	90	92

WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl A3
2.749%, 05/15/45	471	470

WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A4
3.073%, 06/15/46	696	702

WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/46	60	61

WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A5
3.631%, 11/15/47	1,387	1,429

		31,396

Total Mortgage-Backed Securities (Cost $505,511) (000)		510,775

Corporate Obligations — 23.8%

Communication Services – 1.9%

Activision Blizzard
3.400%, 09/15/26	50	49

Alphabet
3.375%, 02/25/24	100	104

America Movil
6.125%, 03/30/40	250	312

AT&T
5.250%, 03/01/37	3,625	3,798
5.150%, 02/15/50	622	635
4.900%, 08/15/37	150	152
4.850%, 03/01/39	70	70
4.500%, 03/09/48	100	94
4.350%, 06/15/45	600	551
4.300%, 02/15/30	333	337
4.125%, 02/17/26	200	204
4.100%, 02/15/28	253	256
3.800%, 03/01/24	200	205
3.400%, 05/15/25	3,748	3,709
3.200%, 03/01/22	3,050	3,077
2.450%, 06/30/20	150	149

Description	Face Amount (000)	Value (000)

Baidu
4.375%, 05/14/24	$906	$939
3.875%, 09/29/23	200	204

Bell Canada
4.464%, 04/01/48	15	16

British Telecommunications
5.125%, 12/04/28	200	214

CBS
3.375%, 03/01/22	150	151
2.900%, 06/01/23	100	99

Charter Communications Operating
6.484%, 10/23/45	150	168
5.375%, 04/01/38	100	101
5.375%, 05/01/47	100	100
4.500%, 02/01/24	100	104
3.579%, 07/23/20	200	201

Comcast
4.950%, 10/15/58	25	28
4.700%, 10/15/48	2,731	2,961
4.600%, 10/15/38	614	657
4.400%, 08/15/35	100	104
4.250%, 10/15/30	25	27
4.250%, 01/15/33	500	528
4.150%, 10/15/28	45	47
4.049%, 11/01/52	449	438
4.000%, 08/15/47	200	194
3.999%, 11/01/49	300	292
3.950%, 10/15/25	50	52
3.900%, 03/01/38	100	98
3.700%, 04/15/24	55	57
3.450%, 10/01/21	40	41
3.375%, 02/15/25	125	127
3.300%, 10/01/20	25	25
3.150%, 03/01/26	50	50
2.750%, 03/01/23	100	100

Deutsche Telekom International Finance BV
8.750%, 06/15/30	100	138
2.225%, 01/17/20 (B)	1,009	1,003

Discovery Communications
5.000%, 09/20/37	150	146
3.800%, 03/13/24	50	50
2.950%, 03/20/23	50	49
2.800%, 06/15/20 (B)	100	100

Fox
4.709%, 01/25/29 (B)	200	214

Interpublic Group
5.400%, 10/01/48	25	25
3.750%, 10/01/21	100	102

Millicom International Cellular
6.625%, 10/15/26 (B)	475	499

NBCUniversal Media
4.375%, 04/01/21	100	103

Omnicom Group
3.600%, 04/15/26	100	99

Orange
5.375%, 01/13/42	200	227
4.125%, 09/14/21	100	103

RELX Capital
3.125%, 10/15/22	100	100

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Rogers Communications
4.300%, 02/15/48	$40	$41
2.900%, 11/15/26	50	48

Telefonica Emisiones
5.462%, 02/16/21	110	115
5.213%, 03/08/47	150	152
4.895%, 03/06/48	150	146

TELUS
4.600%, 11/16/48	50	53

Tencent Holdings
2.985%, 01/19/23 (B)	1,083	1,078
2.875%, 02/11/20 (B)	643	643

Thomson Reuters
3.350%, 05/15/26	100	96

TWDC Enterprises 18
3.700%, 12/01/42	72	71
3.150%, 09/17/25	100	102
1.800%, 06/05/20	250	248

Verizon Communications
5.250%, 03/16/37	100	113
5.012%, 04/15/49	250	273
5.012%, 08/21/54	600	642
4.812%, 03/15/39	100	107
4.400%, 11/01/34	400	416
4.329%, 09/21/28	2,055	2,173
4.272%, 01/15/36	1,407	1,423
3.875%, 02/08/29	10	10
3.376%, 02/15/25	150	152
2.625%, 08/15/26	135	129

Viacom
6.875%, 04/30/36	100	117
4.375%, 03/15/43	398	358

Vodafone Group
5.250%, 05/30/48	587	582
4.375%, 02/19/43	300	269
4.125%, 05/30/25	2,472	2,519
3.750%, 01/16/24	200	202
2.500%, 09/26/22	100	98

Walt Disney
6.400%, 12/15/35 (B)	962	1,276
6.150%, 02/15/41 (B)	500	670
4.500%, 02/15/21 (B)	100	103
3.700%, 10/15/25 (B)	20	21

		39,229

Consumer Discretionary – 0.7%

AI Candelaria Spain SLU
7.500%, 12/15/28 (B)	1,580	1,647

Alibaba Group Holding
4.000%, 12/06/37	250	243

Amazon.com
4.800%, 12/05/34	100	116
4.050%, 08/22/47	150	159
3.875%, 08/22/37	100	104
2.800%, 08/22/24	250	251

American Honda Finance
2.650%, 02/12/21	100	100
2.600%, 11/16/22	50	50
2.450%, 09/24/20	100	100
1.950%, 07/20/20	45	44

Description	Face Amount (000) (1)	Value (000)

Aptiv
4.150%, 03/15/24	40	$41

Arcos Dorados Holdings
5.875%, 04/04/27 (B)	200	200

AutoNation
3.800%, 11/15/27	25	23

AutoZone
3.750%, 06/01/27	100	101

Best Buy
4.450%, 10/01/28	25	25

Block Financial
4.125%, 10/01/20	200	203

Booking Holdings
2.750%, 03/15/23	50	50

Council of Europe Development Bank
2.500%, 02/27/24	60	60

Diageo Capital
3.000%, 05/18/20	200	201

Diageo Investment
2.875%, 05/11/22	100	101

Dollar General
4.150%, 11/01/25	25	26
4.125%, 05/01/28	35	36

Dollar Tree
4.200%, 05/15/28	45	45
4.000%, 05/15/25	100	101

eBay
2.750%, 01/30/23	250	247

Expedia Group
4.500%, 08/15/24	100	104

Ford Motor
5.291%, 12/08/46	150	125
4.346%, 12/08/26	45	42

Ford Motor Credit
5.875%, 08/02/21	200	207
3.339%, 03/28/22	200	194
2.425%, 06/12/20	200	197
2.343%, 11/02/20	200	196

General Motors
6.750%, 04/01/46	250	261
6.250%, 10/02/43	641	638
5.950%, 04/01/49	100	97
5.200%, 04/01/45	150	133
5.150%, 04/01/38	100	91

General Motors Financial
4.300%, 07/13/25	100	99
4.200%, 11/06/21	100	102
4.000%, 01/15/25	100	98
4.000%, 10/06/26	50	48
3.700%, 05/09/23	100	99
3.550%, 04/09/21	150	151

Grupo Televisa
7.250%, 05/14/43 (MXN)	2,840	98
5.000%, 05/13/45	200	196

Hasbro
3.500%, 09/15/27	30	29

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Home Depot
5.875%, 12/16/36	$150	$189
4.400%, 04/01/21	100	103
4.250%, 04/01/46	100	106
3.900%, 12/06/28	40	43
2.800%, 09/14/27	50	49
2.625%, 06/01/22	100	101
2.000%, 04/01/21	100	99
1.800%, 06/05/20	71	70

Hyatt Hotels
4.375%, 09/15/28	50	51

Lear
5.250%, 01/15/25	45	47

Leggett & Platt
4.400%, 03/15/29	50	50

Lowe’s
4.625%, 04/15/20	100	101
4.050%, 05/03/47	100	94
3.100%, 05/03/27	100	97
2.500%, 04/15/26	50	47

Macy’s Retail Holdings
3.625%, 06/01/24	100	96

Magna International
3.625%, 06/15/24	50	51

Marriott International
4.150%, 12/01/23	50	52
3.125%, 10/15/21	100	100

McDonald’s
4.450%, 03/01/47	150	153
3.500%, 03/01/27	100	101
3.375%, 05/26/25	100	102
3.350%, 04/01/23	130	133
2.750%, 12/09/20	20	20

Newell Brands
4.000%, 12/01/24	50	48

Nordstrom
5.000%, 01/15/44	100	90
4.000%, 03/15/27	30	30

O’Reilly Automotive
4.350%, 06/01/28	50	52
3.550%, 03/15/26	50	50

President & Fellows of Harvard College
3.150%, 07/15/46	100	95

QVC
4.450%, 02/15/25	65	65

Sands China
4.600%, 08/08/23	200	206

Starbucks
4.500%, 11/15/48	30	31
3.800%, 08/15/25	1,033	1,065
2.450%, 06/15/26	200	189

Target
4.000%, 07/01/42	200	202
3.375%, 04/15/29	50	50

Time Warner Cable
7.300%, 07/01/38	216	251
5.875%, 11/15/40	200	205
4.000%, 09/01/21	100	102

Description	Face Amount (000)	Value (000)

TJX
2.750%, 06/15/21	$100	$100

Toyota Motor Credit
4.250%, 01/11/21	100	103
3.650%, 01/08/29	100	104
3.450%, 09/20/23	50	52
2.750%, 05/17/21	100	100
2.700%, 01/11/23	200	200
2.250%, 10/18/23	50	49

USJ Acucar e Alcool
9.875%, 11/09/21 (B)	343	252

Warner Media
3.800%, 02/15/27	150	149
3.600%, 07/15/25	100	100

Wesleyan University
4.781%, 07/01/16	1,016	1,071

Whirlpool
4.000%, 03/01/24	60	61

		14,606

Consumer Staples – 1.0%

Adecoagro
6.000%, 09/21/27 (B)	980	921

Altria Group
6.200%, 02/14/59	15	16
5.950%, 02/14/49	40	43
5.800%, 02/14/39	15	16
5.375%, 01/31/44	100	100
4.800%, 02/14/29	1,173	1,209
4.400%, 02/14/26	1,393	1,432
4.000%, 01/31/24	300	309
3.800%, 02/14/24	729	742

Anheuser-Busch
4.900%, 02/01/46 (B)	2,236	2,246
4.700%, 02/01/36 (B)	150	150

Anheuser-Busch InBev Finance
3.300%, 02/01/23	250	254

Anheuser-Busch InBev Worldwide
5.800%, 01/23/59	300	334
4.950%, 01/15/42	500	503
4.750%, 01/23/29	1,719	1,831
4.600%, 04/15/48	35	34
4.439%, 10/06/48	100	94
4.150%, 01/23/25	250	260
4.000%, 04/13/28	55	56

Archer-Daniels-Midland
3.750%, 09/15/47	100	97
3.375%, 03/15/22	60	62

Bunge Finance
3.250%, 08/15/26	120	108
3.000%, 09/25/22	30	30

Campbell Soup
4.800%, 03/15/48	110	102
4.150%, 03/15/28	50	50
3.650%, 03/15/23	50	51

Church & Dwight
2.450%, 08/01/22	100	98

Clorox
3.500%, 12/15/24	50	52

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Coca-Cola
3.300%, 09/01/21	$100	$102
2.875%, 10/27/25	50	50
2.550%, 06/01/26	50	49
2.450%, 11/01/20	50	50
1.875%, 10/27/20	50	49

Colgate-Palmolive
2.300%, 05/03/22	200	199

Conagra Brands
5.400%, 11/01/48	20	20
5.300%, 11/01/38	10	10
4.850%, 11/01/28	25	26
4.600%, 11/01/25	200	210
4.300%, 05/01/24	15	16
3.800%, 10/22/21	20	20

Constellation Brands
4.650%, 11/15/28	30	32
4.250%, 05/01/23	50	53
3.750%, 05/01/21	15	15
3.200%, 02/15/23	150	151
2.650%, 11/07/22	50	49

General Mills
4.550%, 04/17/38	585	579
4.200%, 04/17/28	50	52
3.700%, 10/17/23	100	103
3.150%, 12/15/21	150	151

Hershey
2.300%, 08/15/26	50	48

Ingredion
3.200%, 10/01/26	50	48

JBS USA LUX
6.750%, 02/15/28 (B)	400	414

JM Smucker
3.375%, 12/15/27	150	147

Kellogg
4.000%, 12/15/20	100	102
3.400%, 11/15/27	25	24

Keurig Dr Pepper
5.085%, 05/25/48 (B)	150	154
4.985%, 05/25/38 (B)	175	179
4.597%, 05/25/28 (B)	50	52

Kimberly-Clark
3.950%, 11/01/28	10	11
2.750%, 02/15/26	100	98

Kraft Heinz Foods
5.000%, 06/04/42	150	142
4.625%, 01/30/29	50	51
3.950%, 07/15/25	150	151
3.500%, 06/06/22	782	791
3.500%, 07/15/22	200	202
3.375%, 06/15/21	115	116

Kroger
3.300%, 01/15/21	100	101
2.650%, 10/15/26	200	184

McCormick
3.150%, 08/15/24	100	100

Mead Johnson Nutrition
3.000%, 11/15/20	30	30

Description	Face Amount (000)	Value (000)

Molson Coors Brewing
4.200%, 07/15/46	$200	$178

Mondelez International
4.625%, 05/07/48	100	101
4.125%, 05/07/28	50	52

PepsiCo
3.600%, 03/01/24	100	104
3.450%, 10/06/46	200	193
3.000%, 10/15/27	50	50
2.850%, 02/24/26	100	99
2.375%, 10/06/26	200	192
2.000%, 04/15/21	50	49

Philip Morris International
4.500%, 03/20/42	100	99
3.375%, 08/11/25	100	101
2.500%, 11/02/22	100	99
1.875%, 02/25/21	200	197

Procter & Gamble
3.500%, 10/25/47	100	100
2.450%, 11/03/26	50	48
2.150%, 08/11/22	100	99

Reynolds American
4.450%, 06/12/25	150	154

Sysco
4.450%, 03/15/48	50	50
3.550%, 03/15/25	50	51
2.600%, 10/01/20	50	50
2.500%, 07/15/21	35	35

Tyson Foods
4.875%, 08/15/34	200	207

Unilever Capital
4.250%, 02/10/21	150	155
3.250%, 03/07/24	150	152
2.200%, 05/05/22	100	99

Walgreens Boots Alliance
3.450%, 06/01/26	165	161

Walmart
4.050%, 06/29/48	35	37
3.950%, 06/28/38	115	121
3.700%, 06/26/28	100	105
3.625%, 12/15/47	250	247
3.400%, 06/26/23	50	52
3.300%, 04/22/24	100	103
2.650%, 12/15/24	50	50
1.900%, 12/15/20	300	297

		20,218

Energy – 4.1%

Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/47 (B)	2,251	2,322

Anadarko Petroleum
6.950%, 06/15/19	2,744	2,764
6.600%, 03/15/46	200	243
6.450%, 09/15/36	1,361	1,566
4.850%, 03/15/21	544	564

Andeavor Logistics
5.200%, 12/01/47	150	150
3.500%, 12/01/22	25	25

Apache
4.375%, 10/15/28	100	101

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
3.250%, 04/15/22	$79	$79

Baker Hughes a GE
4.080%, 12/15/47	1,461	1,341
3.337%, 12/15/27	100	97

Boardwalk Pipelines
4.950%, 12/15/24	50	52

BP Capital Markets
3.561%, 11/01/21	200	204
3.062%, 03/17/22	200	202
2.500%, 11/06/22	250	248

Canadian Natural Resources
3.900%, 02/01/25	150	153
3.850%, 06/01/27	100	100

Cenovus Energy
5.250%, 06/15/37	200	196
4.450%, 09/15/42	40	35
3.000%, 08/15/22	20	20

Chevron
2.954%, 05/16/26	50	50
2.566%, 05/16/23	50	50
2.419%, 11/17/20	100	100
2.355%, 12/05/22	150	149
2.100%, 05/16/21	50	50

Cimarex Energy
3.900%, 05/15/27	100	100

CNOOC Finance 2015 USA
3.500%, 05/05/25	200	202

Concho Resources
4.850%, 08/15/48	15	16
4.375%, 01/15/25	50	51
4.300%, 08/15/28	10	10

ConocoPhillips
6.500%, 02/01/39	300	405

Continental Resources
5.000%, 09/15/22	44	44
4.900%, 06/01/44	20	20
4.500%, 04/15/23	40	42
4.375%, 01/15/28	25	26
3.800%, 06/01/24	25	25

Devon Energy
4.000%, 07/15/21	649	662
3.250%, 05/15/22	100	101

Ecopetrol
7.375%, 09/18/43	200	239
5.875%, 09/18/23	100	109
5.875%, 05/28/45	615	637

Emera US Finance
4.750%, 06/15/46	1,344	1,394

Empresa Nacional del Petroleo
5.250%, 11/06/29 (B)	760	816

Enbridge
3.700%, 07/15/27	100	100

Enbridge Energy Partners
5.875%, 10/15/25	100	113

Encana
3.900%, 11/15/21	50	51

Energy Transfer
5.875%, 01/15/24	2,381	2,554

Description	Face Amount (000)	Value (000)

Energy Transfer Operating
6.250%, 04/15/49	$1,232	$1,380
6.125%, 12/15/45	150	163
6.000%, 06/15/48	125	135
5.875%, 01/15/24	2,538	2,770
5.800%, 06/15/38	25	27
5.250%, 04/15/29	50	54
4.200%, 04/15/27	200	201

Energy Transfer Partners
4.500%, 11/01/23	100	104

Enterprise Products Operating
6.450%, 09/01/40	150	186
5.950%, 02/01/41	100	120
4.800%, 02/01/49	25	27
4.250%, 02/15/48	25	24
4.150%, 10/16/28	175	184
3.500%, 02/01/22	25	25
3.350%, 03/15/23	100	101
2.850%, 04/15/21	30	30

EOG Resources
3.150%, 04/01/25	100	100
2.625%, 03/15/23	100	99

EQM Midstream Partners
6.500%, 07/15/48	100	101

Equinor
3.950%, 05/15/43	200	206
3.700%, 03/01/24	100	104
2.450%, 01/17/23	125	124

Equities
3.900%, 10/01/27	50	47

Exxon Mobil
4.114%, 03/01/46	150	162
3.043%, 03/01/26	50	51
2.726%, 03/01/23	35	35
2.709%, 03/06/25	150	150
2.222%, 03/01/21	20	20

Fermaca Enterprises
6.375%, 03/30/38 (B)	794	801

Halliburton
5.000%, 11/15/45	100	106
3.800%, 11/15/25	150	153
3.500%, 08/01/23	100	102
3.250%, 11/15/21	3,280	3,314

Hess
7.125%, 03/15/33	1,036	1,200
4.300%, 04/01/27	200	198

Hunt Oil of Peru Sucursal Del Peru
6.375%, 06/01/28 (B)	730	787

Husky Energy
4.000%, 04/15/24	100	102

KazMunayGas National JSC
5.750%, 04/19/47 (B)	1,050	1,094

Kinder Morgan
5.550%, 06/01/45	300	327
4.300%, 03/01/28	100	104

Kinder Morgan Energy Partners
6.375%, 03/01/41	150	174
5.500%, 03/01/44	100	107
3.500%, 03/01/21	20	20

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Kosmos Energy
7.125%, 04/04/26 (B)	$590	$585

Magellan Midstream Partners
4.250%, 02/01/21	100	102

Marathon Oil
6.600%, 10/01/37	150	177

Marathon Petroleum
6.500%, 03/01/41	250	304
3.800%, 04/01/28 (B)	30	30
3.400%, 12/15/20	557	562

Midwest Connector Capital
4.625%, 04/01/29 (B)	987	1,019

MPLX
5.200%, 03/01/47	200	203
4.800%, 02/15/29	70	74
4.125%, 03/01/27	65	65
4.000%, 02/15/25	25	26

National Oilwell Varco
2.600%, 12/01/22	100	98

Newfield Exploration
5.750%, 01/30/22	1,640	1,750
5.625%, 07/01/24	1,086	1,186
5.375%, 01/01/26	2,939	3,167

Nexen
6.400%, 05/15/37	150	193

Noble Energy
6.000%, 03/01/41	1,168	1,293
4.950%, 08/15/47	100	99
4.150%, 12/15/21	100	102

Occidental Petroleum
4.400%, 04/15/46	200	212
3.400%, 04/15/26	70	71

Odebrecht Oil & Gas Finance
0.511%, 01/03/66 (B) (C)	97	—

ONEOK
5.200%, 07/15/48	75	77
4.550%, 07/15/28	50	52
4.000%, 07/13/27	30	30

ONEOK Partners
3.375%, 10/01/22	100	101

Pertamina Persero
6.500%, 11/07/48 (B)	1,492	1,737
6.450%, 05/30/44 (B)	1,205	1,373

Peru LNG Srl
5.375%, 03/22/30 (B)	785	816

Petrobras Global Finance BV
8.750%, 05/23/26	860	1,018
5.999%, 01/27/28	2,360	2,388

Petroleos de Venezuela
9.000%, 11/17/21 (D)	660	175
8.500%, 10/27/20 (B) (D)	123	108
6.000%, 11/15/26 (B) (D)	785	175
5.375%, 04/12/27 (D)	670	152

Petroleos Mexicanos
6.875%, 08/04/26	50	52
6.750%, 09/21/47	1,843	1,692
6.625%, 06/15/35	480	452
6.500%, 03/13/27	1,975	1,989
6.500%, 01/23/29	685	679

Description	Face Amount (000)	Value (000)
6.500%, 06/02/41	$350	$317
6.375%, 02/04/21	50	52
6.375%, 01/23/45	190	168
6.350%, 02/12/48	2,030	1,790
5.500%, 01/21/21	100	102
5.350%, 02/12/28	255	236
4.875%, 01/24/22	845	852
4.625%, 09/21/23	200	197
3.500%, 07/23/20	100	100
3.500%, 01/30/23	455	434

Phillips 66
4.650%, 11/15/34	300	322

Phillips 66 Partners
3.605%, 02/15/25	25	25

Pioneer Natural Resources
3.450%, 01/15/21	100	101

Plains All American Pipeline
4.650%, 10/15/25	7,211	7,513
3.850%, 10/15/23	150	151

Sabine Pass Liquefaction
5.625%, 02/01/21	140	145
5.625%, 03/01/25	85	94
5.000%, 03/15/27	300	318

Shell International Finance
4.550%, 08/12/43	400	446
2.875%, 05/10/26	100	100
1.875%, 05/10/21	200	197

Shell International Finance BV
3.875%, 11/13/28	100	106

Sinopec Group Overseas Development 2016
2.750%, 09/29/26 (B)	460	437

Southern Gas Corridor CJSC
6.875%, 03/24/26 (B)	840	941

Spectra Energy Partners
3.500%, 03/15/25	100	100

Stoneway Capital
10.000%, 03/01/27 (B)	444	430

Suncor Energy
6.500%, 06/15/38	150	189

Sunoco Logistics Partners Operations
4.400%, 04/01/21	100	103

Total Capital
3.883%, 10/11/28	50	53

Total Capital Canada
2.750%, 07/15/23	100	100

Total Capital International
3.455%, 02/19/29	25	25
2.700%, 01/25/23	100	100

TransCanada PipeLines
5.100%, 03/15/49	25	27
4.875%, 01/15/26	100	108
4.625%, 03/01/34	300	316
4.250%, 05/15/28	25	26

Transportadora de Gas del Sur
6.750%, 05/02/25 (B)	220	207

Valero Energy
4.350%, 06/01/28	70	73

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000) (1)	Value (000)
4.000%, 04/01/29	2,941	$2,968
3.650%, 03/15/25	100	101

Western Midstream Operating
5.300%, 03/01/48	200	190
3.950%, 06/01/25	1,233	1,215

Williams
8.750%, 03/15/32	3,786	5,268
5.750%, 06/24/44	20	22
5.100%, 09/15/45	300	308
4.850%, 03/01/48	25	25
4.550%, 06/24/24	45	48
3.700%, 01/15/23	15	15
3.600%, 03/15/22	100	102

YPF
16.500%, 05/09/22 (ARS) (B)	6,000	90

		85,634

Financials – 6.4%

Aflac
4.750%, 01/15/49	15	17
3.625%, 06/15/23	100	104

AIG Global Funding
1.950%, 10/18/19 (B)	1,400	1,393

Allstate
4.200%, 12/15/46	200	205

American Express
4.200%, 11/06/25	105	111
3.400%, 02/27/23	150	152
2.500%, 08/01/22	100	99

American Express Credit
2.700%, 03/03/22	100	100
2.375%, 05/26/20	100	100
2.250%, 05/05/21	100	99

American Financial Group
3.500%, 08/15/26	35	34

American International Group
4.750%, 04/01/48	150	149
4.700%, 07/10/35	200	201
4.500%, 07/16/44	2,034	1,948
3.875%, 01/15/35	200	183

Andina de Fomento
4.375%, 06/15/22	100	104
3.750%, 11/23/23	90	92

Aon
5.000%, 09/30/20	100	103
4.500%, 12/15/28	50	53

Assurant
4.000%, 03/15/23	74	75

Australia & New Zealand Banking Group NY
2.625%, 05/19/22	250	248

AXA Equitable Holdings
4.350%, 04/20/28	150	152

Banco del Estado de Chile
2.668%, 01/08/21 (B)	1,877	1,854

Banco Santander
3.125%, 02/23/23	200	198

Bank of America
5.000%, 01/21/44	250	281

Description	Face Amount (000) (1)	Value (000)
4.450%, 03/03/26	130	$135
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/50	150	154
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/29	200	208
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/38	100	102
4.200%, 08/26/24	165	171
4.183%, 11/25/27	250	254
4.100%, 07/24/23	100	105
4.000%, 01/22/25	3,072	3,133
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/30	40	41
3.950%, 04/21/25	200	203
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/49	100	98
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/24	250	254
3.500%, 04/19/26	50	50
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/22	2,983	3,018
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/25	3,884	3,923
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	200	200
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/25	100	99
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/23	200	199
2.503%, 10/21/22	100	99
2.250%, 04/21/20	250	249
2.151%, 11/09/20	100	99

Bank of Georgia JSC
11.000%, 06/01/20 (GEL) (B)	870	325
6.000%, 07/26/23 (B)	750	750

Bank of Montreal
3.300%, 02/05/24	100	101
3.100%, 07/13/20	50	50
3.100%, 04/13/21	60	61
2.900%, 03/26/22	4,005	4,009
2.100%, 06/15/20	100	99

Bank of New York Mellon
3.550%, 09/23/21	100	102
3.450%, 08/11/23	50	51
3.400%, 01/29/28	50	51
3.300%, 08/23/29	100	100
3.000%, 02/24/25	100	100
2.950%, 01/29/23	50	50
2.500%, 04/15/21	100	100
2.450%, 11/27/20	50	50
2.450%, 08/17/26	50	48

Bank of Nova Scotia
3.125%, 04/20/21	150	151
2.800%, 07/21/21	100	100
2.450%, 03/22/21	50	50
2.150%, 07/14/20	200	199

Barclays
4.950%, 01/10/47	432	432
4.375%, 01/12/26	200	201
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	3,259	3,295
2.875%, 06/08/20	250	249

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Barclays Bank
2.650%, 01/11/21	$200	$198

BAT Capital
4.540%, 08/15/47	100	88
4.390%, 08/15/37	150	134
3.557%, 08/15/27	100	95
3.222%, 08/15/24	50	49
2.764%, 08/15/22	50	49
2.297%, 08/14/20	50	49

BB&T
3.875%, 03/19/29	100	101
3.750%, 12/06/23	100	104
3.700%, 06/05/25	50	52
3.050%, 06/20/22	5,220	5,250
2.750%, 04/01/22	200	200

Berkshire Hathaway
3.125%, 03/15/26	200	202

Berkshire Hathaway Finance
4.300%, 05/15/43	200	212
4.250%, 01/15/49	50	52
4.200%, 08/15/48	632	655

BNP Paribas
2.375%, 05/21/20	200	199

BP Capital Markets America
4.234%, 11/06/28	100	107
3.410%, 02/11/26	100	102
2.112%, 09/16/21	100	98

Brighthouse Financial
3.700%, 06/22/27	50	45

Brookfield Finance
3.900%, 01/25/28	100	97

Canadian Imperial Bank of Commerce
3.100%, 04/02/24	100	100
2.700%, 02/02/21	40	40

Capital One Financial
4.250%, 04/30/25	50	52
3.900%, 01/29/24	5,453	5,575
3.800%, 01/31/28	100	99
3.750%, 07/28/26	100	97
3.450%, 04/30/21	50	50
3.300%, 10/30/24	100	99
3.200%, 02/05/25	50	49
3.050%, 03/09/22	150	151

Charles Schwab
4.450%, 07/22/20	100	102
3.550%, 02/01/24	100	104

Chubb INA Holdings
3.350%, 05/15/24	100	102
3.350%, 05/03/26	150	153
2.875%, 11/03/22	150	151

Citigroup
8.125%, 07/15/39	250	376
4.650%, 07/23/48	362	388
4.450%, 09/29/27	4,842	4,975
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	100	102
4.125%, 07/25/28	85	85
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/29	150	154

Description	Face Amount (000) (1)	Value (000)
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/24	50	$52
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/30	150	152
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/28	200	203
3.750%, 06/16/24	100	103
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/28	100	100
3.500%, 05/15/23	100	101
3.300%, 04/27/25	100	100
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/23	185	186
2.900%, 12/08/21	100	100
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/23	3,549	3,526
2.750%, 04/25/22	100	100
2.700%, 10/27/22	300	297
2.650%, 10/26/20	100	100

Citizens Bank
2.200%, 05/26/20	250	248

Citizens Financial Group
2.375%, 07/28/21	30	30

CME Group
3.000%, 03/15/25	150	151

CNA Financial
5.875%, 08/15/20	100	104

Comerica
4.000%, 02/01/29	50	52
3.700%, 07/31/23	25	26

Cooperatieve Rabobank UA
5.250%, 05/24/41	100	121
4.625%, 12/01/23	1,085	1,133
3.375%, 05/21/25	250	253
2.750%, 01/10/23	250	248

Credit Suisse Group Funding Guernsey
4.875%, 05/15/45	250	271
3.125%, 12/10/20	250	251

Deutsche Bank NY
3.700%, 05/30/24	85	82
3.150%, 01/22/21	100	99
2.950%, 08/20/20	100	99
2.700%, 07/13/20	150	148

Development Bank of Kazakhstan JSC
8.950%, 05/04/23 (KZT) (B)	290,000	742

Discover Bank
3.100%, 06/04/20	250	251

Discover Financial Services
4.100%, 02/09/27	40	40

E*TRADE Financial
4.500%, 06/20/28	50	51

Fibria Overseas Finance
5.500%, 01/17/27	25	26

Fidelity National Financial
4.500%, 08/15/28 (B)	50	51

Fifth Third Bancorp
3.650%, 01/25/24	100	102

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Fifth Third Bank
3.950%, 07/28/25	$200	$210

First Republic Bank
4.625%, 02/13/47	200	203

FMS Wertmanagement
1.375%, 06/08/21	200	196

Goldman Sachs Bank USA NY
3.200%, 06/05/20	50	50

Goldman Sachs Group
5.750%, 01/24/22	350	375
5.150%, 05/22/45	350	370
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/39	2,173	2,177
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/29	2,805	2,867
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/38	150	143
3.750%, 05/22/25	100	101
3.750%, 02/25/26	250	251
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/28	165	164
3.625%, 02/20/24	30	30
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	75	74
3.200%, 02/23/23	150	150
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/23	100	99
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/22	100	99
2.750%, 09/15/20	75	75
2.625%, 04/25/21	100	100
2.600%, 04/23/20	1,325	1,321
2.600%, 12/27/20	100	100
2.350%, 11/15/21	45	44

Hanover Insurance Group
4.500%, 04/15/26	100	102

Hartford Financial Services Group
5.500%, 03/30/20	630	646
4.400%, 03/15/48	100	101

HSBC Holdings
5.250%, 03/14/44	200	219
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	200	210
4.250%, 08/18/25	200	204
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/28	200	202
4.000%, 03/30/22	100	103
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/24	1,332	1,358
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/25	5,816	5,896
3.600%, 05/25/23	200	204
2.950%, 05/25/21	200	200
2.650%, 01/05/22	300	297

Huntington National Bank
2.500%, 08/07/22	250	248

Industrial & Commercial Bank of China NY
2.905%, 11/13/20	250	249

ING Groep
4.100%, 10/02/23	200	206

Description	Face Amount (000) (1)	Value (000)

Intercontinental Exchange
4.000%, 10/15/23	150	$158

JBS Investments II GmbH
7.000%, 01/15/26 (B)	690	709

Jefferies Group
6.875%, 04/15/21	100	107

JPMorgan Chase
5.600%, 07/15/41	250	303
4.350%, 08/15/21	250	259
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/29	100	104
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/29	150	154
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/48	1,685	1,643
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/49	150	145
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/38	150	147
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/24	100	103
3.625%, 05/13/24	100	103
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/24	75	76
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/28	200	200
3.300%, 04/01/26	100	100
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	160	160
3.200%, 06/15/26	100	99
3.125%, 01/23/25	150	150
2.972%, 01/15/23	400	400
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/23	75	75
2.750%, 06/23/20	300	300
2.700%, 05/18/23	100	99
2.550%, 10/29/20	180	180
2.400%, 06/07/21	50	50

JPMorgan Chase Bank
8.375%, 03/17/34 (IDR) (B)(E)	10,100,000	728
8.250%, 05/17/36 (IDR) (B)(E)	9,300,000	664
5.625%, 05/17/23 (IDR) (B)(E)	16,000,000	1,064

KeyBank
2.400%, 06/09/22	250	248

KFW
2.500%, 11/20/24	300	302
1.875%, 06/30/20	200	199
1.875%, 11/30/20	200	198

Kreditanstalt fuer Wiederaufbau
2.875%, 04/03/28	90	93
2.750%, 07/15/20	200	201
2.625%, 04/12/21	100	100
2.500%, 02/15/22	400	402
2.375%, 12/29/22	280	280
2.125%, 03/07/22	150	149
1.750%, 09/15/21	200	197
1.625%, 05/29/20	250	248

Lazard Group
3.750%, 02/13/25	50	50

Lincoln National
3.625%, 12/12/26	100	100

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Lloyds Banking Group
4.582%, 12/10/25	$200	$202
4.450%, 05/08/25	200	208
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/23	200	195

Loews
2.625%, 05/15/23	100	99

Manufacturers & Traders Trust
2.625%, 01/25/21	250	250

Manulife Financial
5.375%, 03/04/46	50	59

Markel
3.500%, 11/01/27	50	48

Marsh & McLennan
4.375%, 03/15/29	45	48
3.750%, 03/14/26	150	154
2.750%, 01/30/22	30	30

MDC-GMTN BV
4.500%, 11/07/28 (B)	520	555

MetLife
6.400%, 12/15/36	1,841	1,974
3.600%, 04/10/24	100	103
3.600%, 11/13/25	50	52

Mitsubishi UFJ Financial Group
4.153%, 03/07/39	35	36
3.961%, 03/02/28	225	235
3.850%, 03/01/26	200	207
3.741%, 03/07/29	150	154
3.535%, 07/26/21	30	30
3.407%, 03/07/24	50	51
3.287%, 07/25/27	50	50
3.218%, 03/07/22	1,635	1,648
2.665%, 07/25/22	50	50

Mizuho Financial Group
3.922%, VAR ICE LIBOR USD 3 Month+1.000%, 09/11/24	200	206
2.601%, 09/11/22	200	197

Moody’s
4.250%, 02/01/29	150	157

Morgan Stanley
6.375%, 07/24/42	200	258
4.875%, 11/01/22	100	106
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/30	50	53
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/38	100	98
3.875%, 04/29/24	400	411
3.875%, 01/27/26	200	205
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/24	90	92
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/28	150	149
3.125%, 01/23/23	150	151
3.125%, 07/27/26	250	243
2.800%, 06/16/20	100	100
2.500%, 04/21/21	250	248

MUFG Americas Holdings
3.000%, 02/10/25	160	157

Nasdaq
3.850%, 06/30/26	150	152

Description	Face Amount (000)	Value (000)

National Australia Bank
3.700%, 11/04/21	$1,405	$1,434
3.375%, 09/20/21	350	354

National Bank of Canada
2.150%, 06/12/20	250	248

National Rural Utilities Cooperative Finance
3.400%, 02/07/28	100	101
2.700%, 02/15/23	100	100

New York Life Global Funding
3.250%, 08/06/21 (B)	1,872	1,895

Northern Trust
3.650%, 08/03/28	25	26
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/32	63	62

ORIX
4.050%, 01/16/24	50	52
2.900%, 07/18/22	30	30

PNC Bank
2.500%, 01/22/21	250	250
2.450%, 07/28/22	250	249

PNC Financial Services Group
3.500%, 01/23/24	125	128

Principal Financial Group
3.400%, 05/15/25	100	100

Progressive
4.125%, 04/15/47	100	104
4.000%, 03/01/29	50	53

Prudential Financial
4.600%, 05/15/44	200	212
3.500%, 05/15/24	200	207

REC
5.250%, 11/13/23 (B)	590	620

Regions Financial
3.800%, 08/14/23	50	51
3.200%, 02/08/21	50	50
2.750%, 08/14/22	50	50

RenaissanceRe Holdings
3.600%, 04/15/29	50	49

Royal Bank of Canada
3.200%, 04/30/21	75	76
2.750%, 02/01/22	250	251

Royal Bank of Scotland Group
6.125%, 12/15/22	70	74
6.100%, 06/10/23	30	32
6.000%, 12/19/23	60	64
5.125%, 05/28/24	65	67
5.076%, VAR ICE LIBOR USD 3 Month+1.905%, 01/27/30	200	211
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/25	200	202

S&P Global
4.000%, 06/15/25	100	105

Santander Holdings USA
4.450%, 12/03/21	30	31
4.400%, 07/13/27	25	25
2.650%, 04/17/20	100	99

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000) (1)	Value (000)

Santander UK Group Holdings
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/24	200	$196
3.125%, 01/08/21	100	100

Standard Chartered Bank
11.600%, 12/17/23 (LKR) (B)(E)	190,000	1,108
11.000%, 08/05/25 (LKR) (B)(E)	49,000	278
10.750%, 03/03/21 (LKR) (B)(E)	75,000	429
8.250%, 05/19/36 (IDR) (B)(E)	13,160,000	940
7.610%, 05/13/30 (INR) (A) (B)(E)	24,000	348

Sumitomo Mitsui Financial Group
3.944%, 07/19/28	100	105
3.784%, 03/09/26	50	52
3.748%, 07/19/23	100	103
3.544%, 01/17/28	50	51
3.446%, 01/11/27	50	50
3.364%, 07/12/27	100	100
3.102%, 01/17/23	50	50
2.934%, 03/09/21	250	250
2.846%, 01/11/22	50	50
2.784%, 07/12/22	50	50
2.778%, 10/18/22	50	50

SunTrust Banks
3.689%, VAR ICE LIBOR USD 3 Month+0.735%, 08/02/24	150	154
2.900%, 03/03/21	50	50
2.700%, 01/27/22	150	149

Svensk Exportkredit
2.875%, 05/22/21	200	202

Svenska Handelsbanken
3.900%, 11/20/23	4,733	4,924
1.950%, 09/08/20	250	247

Synchrony Financial
4.500%, 07/23/25	100	100
4.375%, 03/19/24	35	36

Syngenta Finance
5.676%, 04/24/48 (B)	229	217
4.892%, 04/24/25 (B)	2,881	2,934
4.441%, 04/24/23 (B)	1,709	1,743

TC Ziraat Bankasi
5.125%, 05/03/22 (B)	200	181

TD Ameritrade Holding
3.750%, 04/01/24	100	104
3.300%, 04/01/27	30	30

Toronto-Dominion Bank
3.250%, 06/11/21	50	51
2.500%, 12/14/20	150	150
2.125%, 04/07/21	50	49
1.950%, 04/02/20 (B)	473	470
1.800%, 07/13/21	100	98

Travelers
4.050%, 03/07/48	100	103
3.900%, 11/01/20	100	102

UBS
2.450%, 12/01/20 (B)	1,457	1,449

Unum Group
4.000%, 03/15/24	50	51

US Bancorp
3.150%, 04/27/27	200	201
2.375%, 07/22/26	250	239

Description	Face Amount (000)	Value (000)

US Bank
3.104%, VAR ICE LIBOR USD 3 Month+0.290%, 05/21/21	$250	$251

Voya Financial
3.125%, 07/15/24	50	49

WEA Finance
3.150%, 04/05/22 (B)	2,039	2,045

Wells Fargo
4.900%, 11/17/45	817	870
4.650%, 11/04/44	350	359
4.150%, 01/24/29	100	104
4.125%, 08/15/23	200	207
3.550%, 09/29/25	100	102
3.000%, 01/22/21	100	100
3.000%, 02/19/25	100	99
3.000%, 04/22/26	100	98
3.000%, 10/23/26	250	244
2.625%, 07/22/22	150	149
2.550%, 12/07/20	85	85

Wells Fargo Bank
6.600%, 01/15/38	250	327
3.550%, 08/14/23	250	256
2.600%, 01/15/21	250	249

Westpac Banking
4.322%, VAR USD ICE Swap 11:00 NY 5 Yr+2.236%, 11/23/31	200	198
3.300%, 02/26/24	50	51
2.700%, 08/19/26	100	96
2.600%, 11/23/20	150	150
2.000%, 08/19/21	50	49

Willis North America
4.500%, 09/15/28	100	104
3.600%, 05/15/24	50	50

		134,824

Health Care – 2.3%

Abbott Laboratories
4.900%, 11/30/46	200	231
3.400%, 11/30/23	3,136	3,200
2.900%, 11/30/21	5,893	5,918

AbbVie
4.875%, 11/14/48	1,444	1,420
4.700%, 05/14/45	200	193
4.500%, 05/14/35	200	196
4.300%, 05/14/36	150	142
4.250%, 11/14/28	15	15
3.750%, 11/14/23	35	36
3.375%, 11/14/21	100	101
3.200%, 11/06/22	100	101
2.850%, 05/14/23	50	50
2.500%, 05/14/20	4,322	4,309
2.300%, 05/14/21	50	49

Aetna
2.800%, 06/15/23	25	25
2.750%, 11/15/22	150	148

Agilent Technologies
3.050%, 09/22/26	65	63

Allergan Funding SCS
4.550%, 03/15/35	300	294
3.800%, 03/15/25	190	192

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

AmerisourceBergen
3.400%, 05/15/24	$100	$101

Amgen
4.563%, 06/15/48	300	301
2.125%, 05/01/20	200	199
1.850%, 08/19/21	200	196

Anthem
4.650%, 01/15/43	150	155
3.650%, 12/01/27	65	65
3.350%, 12/01/24	150	151
3.300%, 01/15/23	200	202

AstraZeneca
4.375%, 08/17/48	100	104
2.375%, 11/16/20	150	149
2.375%, 06/12/22	100	99

Baxter International
2.600%, 08/15/26	100	95

Becton Dickinson
4.685%, 12/15/44	200	206
3.700%, 06/06/27	50	50
3.125%, 11/08/21	100	100
2.404%, 06/05/20	20	20

Biogen
3.625%, 09/15/22	100	102

Boston Scientific
4.550%, 03/01/39	150	157
3.375%, 05/15/22	100	101

Bristol-Myers Squibb
2.000%, 08/01/22	100	98

Cardinal Health
3.200%, 03/15/23	100	99
3.079%, 06/15/24	150	147

Celgene
5.000%, 08/15/45	250	262
3.875%, 08/15/25	100	102
3.250%, 02/20/23	100	101
2.875%, 02/19/21	45	45

Cigna
4.900%, 12/15/48 (B)	1,120	1,156
4.800%, 08/15/38 (B)	230	236
4.375%, 10/15/28 (B)	190	197
4.125%, 11/15/25 (B)	3,180	3,291
3.750%, 07/15/23 (B)	55	56
3.400%, 09/17/21 (B)	5,955	6,016
3.200%, 09/17/20 (B)	150	151

Cigna Holding
4.000%, 02/15/22	100	103

CVS Health
5.125%, 07/20/45	200	203
5.050%, 03/25/48	2,001	2,016
4.300%, 03/25/28	310	314
3.875%, 07/20/25	120	122
3.700%, 03/09/23	115	117
3.350%, 03/09/21	295	297
2.875%, 06/01/26	200	189
2.125%, 06/01/21	50	49

CVS Pass-Through Trust
4.163%, 08/11/36 (B)	585	576

Description	Face Amount (000)	Value (000)

Danaher
3.350%, 09/15/25	$30	$30

Eli Lilly
3.875%, 03/15/39	150	154
3.100%, 05/15/27	49	49
2.350%, 05/15/22	100	99

Express Scripts Holding
4.750%, 11/15/21	100	104

Gilead Sciences
4.600%, 09/01/35	400	420
4.500%, 02/01/45	150	152
2.550%, 09/01/20	150	150
2.500%, 09/01/23	35	34
1.950%, 03/01/22	15	15

GlaxoSmithKline Capital
3.875%, 05/15/28	150	157
3.375%, 06/01/29	100	101
2.850%, 05/08/22	100	101
2.800%, 03/18/23	125	125

HCA
5.875%, 03/15/22	65	70
5.500%, 06/15/47	40	42
5.250%, 04/15/25	35	38
5.250%, 06/15/26	40	43
5.000%, 03/15/24	55	58
4.750%, 05/01/23	35	37
4.500%, 02/15/27	30	31

Humana
4.950%, 10/01/44	200	214

Johnson & Johnson
3.625%, 03/03/37	150	152
2.900%, 01/15/28	150	149
2.625%, 01/15/25	100	100
2.450%, 12/05/21	100	100
2.450%, 03/01/26	200	195

Kaiser Foundation Hospitals
4.875%, 04/01/42	150	174
3.150%, 05/01/27	25	25

Laboratory Corp of America Holdings
3.250%, 09/01/24	100	99

McKesson
2.850%, 03/15/23	200	198

Medtronic
4.625%, 03/15/45	200	229
4.375%, 03/15/35	200	218
2.750%, 04/01/23	100	100

Merck
4.150%, 05/18/43	100	106
4.000%, 03/07/49	2,246	2,330
3.900%, 03/07/39	50	52
3.400%, 03/07/29	50	51
2.900%, 03/07/24	25	25
2.750%, 02/10/25	200	201

Mylan
5.250%, 06/15/46	200	180
3.750%, 12/15/20	100	101

Novartis Capital
4.400%, 05/06/44	150	165
3.400%, 05/06/24	100	103
3.000%, 11/20/25	50	51

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
2.400%, 05/17/22	$50	$50

Pfizer
5.200%, 08/12/20	100	104
4.200%, 09/15/48	15	16
4.125%, 12/15/46	100	105
4.100%, 09/15/38	25	26
4.000%, 12/15/36	250	259
4.000%, 03/15/49	50	52
3.900%, 03/15/39	25	26
3.450%, 03/15/29	50	51
3.200%, 09/15/23	25	25
3.000%, 09/15/21	20	20
3.000%, 06/15/23	100	102
2.950%, 03/15/24	50	51

Quest Diagnostics
4.200%, 06/30/29	150	154

Sanofi
3.375%, 06/19/23	200	205

Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26	60	58
2.875%, 09/23/23	50	50
2.400%, 09/23/21	150	148

SSM Health Care
3.688%, 06/01/23	20	21

Stanford Health Care
3.795%, 11/15/48	100	100

Stryker
4.625%, 03/15/46	100	108
3.500%, 03/15/26	25	25
3.375%, 11/01/25	50	51

Takeda Pharmaceutical
5.000%, 11/26/28 (B)	200	217

Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28	775	781
4.100%, 10/01/46	521	370

Thermo Fisher Scientific
3.600%, 08/15/21	100	101
3.200%, 08/15/27	100	98
3.000%, 04/15/23	200	200
2.950%, 09/19/26	30	29

UnitedHealth Group
4.750%, 07/15/45	100	113
4.625%, 07/15/35	200	224
4.450%, 12/15/48	10	11
4.250%, 04/15/47	100	105
4.250%, 06/15/48	50	53
3.875%, 12/15/28	10	10
3.850%, 06/15/28	50	52
3.750%, 07/15/25	50	52
3.700%, 12/15/25	10	10
3.500%, 06/15/23	50	52
3.500%, 02/15/24	10	10
3.150%, 06/15/21	50	51
2.950%, 10/15/27	150	147
2.875%, 03/15/22	100	101

Zimmer Biomet Holdings
3.550%, 04/01/25	150	148

Description	Face Amount (000)	Value (000)

Zoetis
4.450%, 08/20/48	$125	$130
3.250%, 02/01/23	50	50
3.000%, 09/12/27	50	48

		47,477

Industrials – 2.0%

3M
5.700%, 03/15/37	150	189
4.000%, 09/14/48	100	105

ABB Finance USA
3.800%, 04/03/28	150	158

AerCap Ireland Capital
4.625%, 10/30/20	225	230
4.500%, 05/15/21	1,375	1,405

AerCap Ireland Capital DAC
4.450%, 04/03/26	851	852
4.125%, 07/03/23	150	152

Aeropuerto Internacional de Tocumen
6.000%, 11/18/48 (B)	390	428

Air Lease
4.625%, 10/01/28	100	101
3.250%, 03/01/25	150	144

Aircastle
7.625%, 04/15/20	10	10
5.500%, 02/15/22	15	16
5.125%, 03/15/21	15	15
5.000%, 04/01/23	15	16
4.125%, 05/01/24	15	15

Allegion US Holding
3.550%, 10/01/27	50	48

American Airlines Pass-Through Trust
4.950%, 01/15/23	102	106

Boeing
3.450%, 11/01/28	50	51
2.350%, 10/30/21	150	149
2.125%, 03/01/22	50	49

Burlington Northern Santa Fe
4.900%, 04/01/44	200	229
4.150%, 12/15/48	105	110
3.750%, 04/01/24	200	209
3.050%, 03/15/22	100	101

Canadian National Railway
4.450%, 01/20/49	150	170

Canadian Pacific Railway
4.000%, 06/01/28	15	16
2.900%, 02/01/25	100	98

Caterpillar
5.200%, 05/27/41	100	118
3.900%, 05/27/21	50	51
3.400%, 05/15/24	100	104

Caterpillar Financial Services
3.650%, 12/07/23	100	104
3.450%, 05/15/23	150	154
3.150%, 09/07/21	55	56

Cintas No. 2
3.700%, 04/01/27	200	205

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
CNH Industrial Capital
4.875%, 04/01/21	$10	$10
4.375%, 11/06/20	15	15
4.375%, 04/05/22	10	10
4.200%, 01/15/24	50	52
3.875%, 10/15/21	10	10
CSX
4.250%, 03/15/29	65	69
3.800%, 03/01/28	100	103
3.800%, 11/01/46	200	188
3.250%, 06/01/27	50	49
Delta Air Lines
4.375%, 04/19/28	50	49
2.600%, 12/04/20	45	45
DP World
6.850%, 07/02/37 (B)	556	669
5.625%, 09/25/48 (B)	645	670
Eaton
3.103%, 09/15/27	100	98
Embraer Netherlands Finance BV
5.400%, 02/01/27	65	70
Emerson Electric
2.625%, 02/15/23	100	99
Eskom Holdings SOC
6.750%, 08/06/23 (B)	710	700
6.350%, 08/10/28 (B)	775	797
5.750%, 01/26/21 (B)	690	680
FedEx
4.950%, 10/17/48	100	103
4.750%, 11/15/45	100	99
4.550%, 04/01/46	813	783
3.200%, 02/01/25	200	201
Fluor
4.250%, 09/15/28	50	50
Fortune Brands Home & Security
4.000%, 09/21/23	50	51
GATX
3.850%, 03/30/27	200	196
GE Capital International Funding Unlimited Co
4.418%, 11/15/35	400	370
2.342%, 11/15/20	250	247
General Dynamics
3.750%, 05/15/28	55	58
3.500%, 05/15/25	200	207
2.250%, 11/15/22	100	99
General Electric
6.875%, 01/10/39	300	355
6.750%, 03/15/32	1,143	1,320
3.450%, 05/15/24	100	100
2.700%, 10/09/22	1,545	1,517
Georgian Oil and Gas JSC
6.750%, 04/26/21 (B)	200	205
Georgian Railway
7.750%, 07/11/22 (B)	1,300	1,389
Harris
5.054%, 04/27/45	100	110
2.700%, 04/27/20	35	35

Description	Face Amount (000)	Value (000)
Honeywell International
4.250%, 03/01/21	$125	$129
2.500%, 11/01/26	150	147
Indonesia Asahan Aluminium Persero
6.757%, 11/15/48 (B)	1,065	1,226
6.530%, 11/15/28 (B)	380	434
5.710%, 11/15/23 (B)	714	770
5.230%, 11/15/21 (B)	1,042	1,084
Ingersoll-Rand Global Holding
4.250%, 06/15/23	100	105

Ingersoll-Rand Luxembourg Finance
3.800%, 03/21/29	100	101
John Deere Capital
3.350%, 06/12/24	100	102
3.050%, 01/06/28	150	150
2.800%, 03/04/21	100	100
2.800%, 03/06/23	50	50
2.800%, 09/08/27	50	49
2.650%, 06/24/24	100	99
Johnson Controls International
4.500%, 02/15/47	150	144
3.625%, 07/02/24	43	43
Kansas City Southern
4.700%, 05/01/48	50	52

Kazakhstan Temir Zholy National JSC
4.850%, 11/17/27 (B)	1,210	1,229
Kennametal
4.625%, 06/15/28	25	25
L3 Technologies
4.400%, 06/15/28	150	157
Latam Airlines, Pass-Through Trust
4.500%, 11/15/23	430	420
4.200%, 11/15/27	856	843
Lockheed Martin
4.700%, 05/15/46	150	169
2.900%, 03/01/25	100	100
2.500%, 11/23/20	150	149
Masco
4.500%, 05/15/47	100	91
4.375%, 04/01/26	40	41
3.500%, 04/01/21	50	50
Norfolk Southern
4.150%, 02/28/48	60	61
3.250%, 12/01/21	100	101
3.150%, 06/01/27	25	25
2.900%, 06/15/26	35	34
Northrop Grumman
4.030%, 10/15/47	150	148
3.500%, 03/15/21	100	101
3.250%, 08/01/23	50	51
Owens Corning
4.200%, 12/01/24	100	101
PACCAR Financial
3.150%, 08/09/21	100	101
Parker-Hannifin
3.300%, 11/21/24	150	153

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
Pelabuhan Indonesia III Persero
4.500%, 05/02/23 (B)	$350	$358
Precision Castparts
2.250%, 06/15/20	200	199
Republic Services
3.950%, 05/15/28	50	52
2.900%, 07/01/26	150	147
Rockwell Automation
3.500%, 03/01/29	85	88
Rockwell Collins
3.200%, 03/15/24	150	149
Roper Technologies
2.800%, 12/15/21	150	150
Ryder System
3.875%, 12/01/23	25	26
3.500%, 06/01/21	50	50
2.800%, 03/01/22	30	30
Stanley Black & Decker
2.900%, 11/01/22	100	101
Textron
3.650%, 03/15/27	100	98
Transnet
4.000%, 07/26/22 (B)	425	417
Union Pacific
4.800%, 09/10/58	100	109
3.799%, 10/01/51	200	188
3.646%, 02/15/24	100	103
3.600%, 09/15/37	150	144
United Airlines, Pass-Through Trust
4.300%, 08/15/25	78	80
3.750%, 09/03/26	80	81
United Parcel Service
4.250%, 03/15/49	2,975	3,077
3.750%, 11/15/47	150	144
3.400%, 03/15/29	115	117
3.125%, 01/15/21	45	46
3.050%, 11/15/27	100	100
United Technologies
4.625%, 11/16/48	215	228
4.450%, 11/16/38	10	10
4.125%, 11/16/28	5,908	6,138
3.950%, 08/16/25	15	16
3.750%, 11/01/46	150	138
3.650%, 08/16/23	1,967	2,019
3.350%, 08/16/21	10	10
3.100%, 06/01/22	100	101
2.650%, 11/01/26	130	124
2.300%, 05/04/22	100	98
1.950%, 11/01/21	50	49
Verisk Analytics
4.125%, 03/15/29	110	113
4.000%, 06/15/25	50	52
Wabtec
4.950%, 09/15/28	150	152
Waste Management
3.500%, 05/15/24	100	102

		42,181

Description	Face Amount (000)	Value (000)
Information Technology – 1.2%
Amphenol
4.350%, 06/01/29	$25	$26
Analog Devices
3.125%, 12/05/23	150	151
Apple
4.650%, 02/23/46	300	339
3.750%, 09/12/47	150	149
3.450%, 05/06/24	100	103
3.000%, 06/20/27	25	25
3.000%, 11/13/27	100	99
2.850%, 05/06/21	200	201
2.850%, 05/11/24	250	251
2.500%, 02/09/22	50	50
2.400%, 01/13/23	200	199
2.300%, 05/11/22	100	99
2.250%, 02/23/21	50	50
2.150%, 02/09/22	250	248
1.550%, 08/04/21	50	49
Applied Materials
3.300%, 04/01/27	25	25
2.625%, 10/01/20	50	50
Arrow Electronics
3.500%, 04/01/22	100	101
Automatic Data Processing
2.250%, 09/15/20	50	50
Broadcom
3.875%, 01/15/27	100	96
3.625%, 01/15/24	100	100
3.000%, 01/15/22	100	99
2.200%, 01/15/21	100	98
C&W Senior Financing DAC
6.875%, 09/15/27 (B)	790	792
Cisco Systems
3.625%, 03/04/24	100	105
3.500%, 06/15/25	50	52
2.950%, 02/28/26	50	50
2.500%, 09/20/26	100	98
1.850%, 09/20/21	100	98
Corning
5.350%, 11/15/48	100	114
Dell International
6.020%, 06/15/26 (B)	1,707	1,836
5.450%, 06/15/23 (B)	150	160
5.300%, 10/01/29 (B)	50	50
4.900%, 10/01/26 (B)	50	51
4.420%, 06/15/21 (B)	100	103
Fidelity National Information Services
5.000%, 10/15/25	28	30
3.625%, 10/15/20	200	202
Fiserv
3.800%, 10/01/23	100	102
2.700%, 06/01/20	100	100
Hewlett Packard Enterprise
4.900%, 10/15/25	100	106
3.600%, 10/15/20	200	202
HP
6.000%, 09/15/41	150	161

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
IBM Credit
1.800%, 01/20/21	$100	$98
Intel
3.734%, 12/08/47	200	201
3.700%, 07/29/25	25	26
3.150%, 05/11/27	100	101
2.875%, 05/11/24	150	151
2.450%, 07/29/20	60	60
International Business Machines
4.000%, 06/20/42	150	147
3.450%, 02/19/26	50	51
2.250%, 02/19/21	50	49
1.875%, 08/01/22	150	146
Juniper Networks
4.500%, 03/15/24	50	52
KLA-Tencor
4.100%, 03/15/29	65	66
Lam Research
4.875%, 03/15/49	584	613
4.000%, 03/15/29	30	31
3.750%, 03/15/26	4,206	4,282
2.800%, 06/15/21	50	50
Mastercard
3.950%, 02/26/48	10	11
3.500%, 02/26/28	5	5
2.950%, 11/21/26	50	50
Micron Technology
4.975%, 02/06/26	2,263	2,309
4.640%, 02/06/24	1,526	1,565
Microsoft
4.250%, 02/06/47	500	557
4.100%, 02/06/37	200	218
3.450%, 08/08/36	300	303
3.300%, 02/06/27	160	164
3.125%, 11/03/25	100	102
2.875%, 02/06/24	35	35
2.650%, 11/03/22	150	151
2.400%, 02/06/22	150	150
2.400%, 08/08/26	100	97
Motorola Solutions
3.500%, 09/01/21	100	101
NetApp
3.375%, 06/15/21	50	50
NXP BV
5.550%, 12/01/28 (B)	476	515
5.350%, 03/01/26 (B)	1,560	1,679
Oracle
3.900%, 05/15/35	200	204
3.850%, 07/15/36	250	251
3.800%, 11/15/37	250	250
2.950%, 11/15/24	200	200
2.950%, 05/15/25	100	100
2.500%, 05/15/22	150	150
2.400%, 09/15/23	200	197
1.900%, 09/15/21	90	89
QUALCOMM
4.300%, 05/20/47	150	143
3.250%, 05/20/27	50	49
3.000%, 05/20/22	100	101
2.600%, 01/30/23	200	198

Description	Face Amount (000)	Value (000)
salesforce.com
3.250%, 04/11/23	$150	$154
Seagate HDD Cayman
4.750%, 01/01/25	100	97
Texas Instruments
4.150%, 05/15/48	50	54
2.750%, 03/12/21	75	75
Total System Services
4.800%, 04/01/26	100	105
Trimble
4.150%, 06/15/23	100	102
Tyco Electronics Group
3.125%, 08/15/27	25	24
Visa
4.300%, 12/14/45	150	166
3.150%, 12/14/25	200	203
2.800%, 12/14/22	100	101
VMware
2.950%, 08/21/22	100	99
Western Union
4.250%, 06/09/23	50	52

		24,420

Materials – 0.8%
Airgas
3.650%, 07/15/24	100	103
ArcelorMittal
7.000%, 10/15/39	21	24
6.250%, 02/25/22	20	21
6.125%, 06/01/25	714	790
5.500%, 03/01/21	20	21
5.250%, 08/05/20	25	26
Barrick
5.250%, 04/01/42	150	162
BHP Billiton Finance USA
5.000%, 09/30/43	100	117
Braskem Finance
6.450%, 02/03/24	720	784
Celanese US Holdings
5.875%, 06/15/21	20	21
4.625%, 11/15/22	20	21
Cemex
7.750%, 04/16/26 (B)	200	217
5.700%, 01/11/25 (B)	605	620
CNAC HK Finbridge
4.125%, 03/14/21	2,000	2,027
Dow Chemical
5.550%, 11/30/48 (B)	50	56
4.800%, 11/30/28 (B)	100	107
4.125%, 11/15/21	250	257
DowDuPont
5.419%, 11/15/48	40	46
5.319%, 11/15/38	35	39
4.725%, 11/15/28	100	108
4.205%, 11/15/23	100	104
Eastman Chemical
3.800%, 03/15/25	150	153

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
Ecolab
3.250%, 01/14/23	$100	$101
EI du Pont de Nemours
2.200%, 05/01/20	17	17
Goldcorp
3.700%, 03/15/23	50	51
Huntsman International
4.500%, 05/01/29	1,593	1,589
International Paper
5.150%, 05/15/46	150	154
3.650%, 06/15/24	200	205
LYB International Finance II BV
3.500%, 03/02/27	100	96
Martin Marietta Materials
4.250%, 12/15/47	100	88
Mexichem
5.875%, 09/17/44 (B)	430	426
4.000%, 10/04/27 (B)	625	606
Mosaic
4.050%, 11/15/27	100	100
Nacional del Cobre de Chile
3.625%, 08/01/27 (B)	505	506
Newmont Mining
3.500%, 03/15/22	100	101
Nucor
3.950%, 05/01/28	150	156
Nutrien
6.125%, 01/15/41	150	173
5.000%, 04/01/49	1,580	1,651
3.625%, 03/15/24	100	101
Packaging Corp of America
3.650%, 09/15/24	100	100
3.400%, 12/15/27	35	34
2.450%, 12/15/20	35	35
Praxair
2.450%, 02/15/22	200	200
Rio Tinto Finance USA
3.750%, 06/15/25	200	210
RPM International
4.550%, 03/01/29	50	51
Sherwin-Williams
3.450%, 08/01/25	100	100
2.250%, 05/15/20	200	199
Southern Copper
5.875%, 04/23/45	150	168
3.875%, 04/23/25	30	31
Suzano Austria GmbH
6.000%, 01/15/29 (B)	1,981	2,110
Teck Resources
6.250%, 07/15/41	797	848
5.200%, 03/01/42	551	531
Vale Overseas
6.875%, 11/21/36	200	229
4.375%, 01/11/22	80	81
Westlake Chemical
3.600%, 08/15/26	100	97

Description	Face Amount (000)	Value (000)
WRKCo
4.650%, 03/15/26	$100	$106

		17,075

Real Estate – 0.4%
Alexandria Real Estate Equities
4.850%, 04/15/49	1,190	1,244
4.000%, 01/15/24	100	103
3.450%, 04/30/25	25	25
American Tower
4.000%, 06/01/25	200	206
3.375%, 05/15/24	100	101
2.250%, 01/15/22	50	49
AvalonBay Communities
3.500%, 11/15/24	100	102
Boston Properties
3.850%, 02/01/23	100	103
3.650%, 02/01/26	150	151
Brixmor Operating Partnership
3.875%, 08/15/22	30	30
3.250%, 09/15/23	100	99
Camden Property Trust
4.100%, 10/15/28	10	10
Crown Castle International
5.250%, 01/15/23	100	108
3.800%, 02/15/28	150	149
3.700%, 06/15/26	35	35
2.250%, 09/01/21	55	54
CubeSmart
4.375%, 02/15/29	15	15
Digital Realty Trust
3.625%, 10/01/22	100	101
Duke Realty
3.750%, 12/01/24	100	102
EPR Properties
4.750%, 12/15/26	50	51
ERP Operating
4.625%, 12/15/21	120	126
4.150%, 12/01/28	50	53
Essex Portfolio
3.375%, 04/15/26	100	99
GLP Capital
5.750%, 06/01/28	15	16
5.375%, 11/01/23	15	16
5.375%, 04/15/26	25	26
5.250%, 06/01/25	15	15
4.875%, 11/01/20	40	41
Healthcare Trust of America Holdings
3.750%, 07/01/27	100	98
Highwoods Realty
4.200%, 04/15/29	50	51
Hospitality Properties Trust
5.250%, 02/15/26	100	102
5.000%, 08/15/22	100	103
Host Hotels & Resorts
3.750%, 10/15/23	100	100
Kilroy Realty
3.450%, 12/15/24	50	50

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Kimco Realty
3.300%, 02/01/25	$1,484	$1,470
3.200%, 05/01/21	50	50
2.700%, 03/01/24	1,934	1,870
Liberty Property
4.125%, 06/15/22	100	103
Mid-America Apartments
3.950%, 03/15/29	50	51
3.600%, 06/01/27	25	25
National Retail Properties
4.000%, 11/15/25	35	36
3.600%, 12/15/26	100	100
Office Properties Income Trust
4.250%, 05/15/24	50	48
Omega Healthcare Investors
4.375%, 08/01/23	50	51
Prologis
3.875%, 09/15/28	35	37
Realty Income
3.875%, 04/15/25	25	26
3.250%, 10/15/22	100	102
Regency Centers
3.600%, 02/01/27	30	30
Simon Property Group
3.375%, 10/01/24	125	128
3.300%, 01/15/26	100	100
2.625%, 06/15/22	250	250
UDR
4.400%, 01/26/29	25	26
4.000%, 10/01/25	50	52
Ventas Realty
4.250%, 03/01/22	100	103
3.750%, 05/01/24	50	51
2.700%, 04/01/20	100	100
VEREIT Operating Partnership
4.875%, 06/01/26	20	21
4.625%, 11/01/25	50	52
4.600%, 02/06/24	15	15
4.125%, 06/01/21	10	10
Welltower
5.250%, 01/15/22	100	105
4.950%, 09/01/48	100	106
Weyerhaeuser
4.625%, 09/15/23	100	106
WP Carey
4.600%, 04/01/24	50	52

		9,010

Utilities – 3.0%
1MDB Energy
5.990%, 05/11/22	1,000	1,023
ABY Transmision Sur
6.875%, 04/30/43 (B)	247	275
AEP Transmission
3.100%, 12/01/26	150	148
Alabama Power
4.300%, 07/15/48	30	32

Description	Face Amount (000)	Value (000)

Ameren Illinois
4.500%, 03/15/49	$25	$28
American Electric Power
4.300%, 12/01/28	2,004	2,126
3.650%, 12/01/21	35	36
American Water Capital
4.200%, 09/01/48	100	104
3.400%, 03/01/25	100	102
Arizona Public Service
4.500%, 04/01/42	100	106
3.150%, 05/15/25	50	50
Atmos Energy
4.125%, 03/15/49	20	21
3.000%, 06/15/27	65	64
Berkshire Hathaway Energy
6.125%, 04/01/36	200	251
3.750%, 11/15/23	100	104
Black Hills
4.350%, 05/01/33	30	31
CenterPoint Energy
4.250%, 11/01/28	25	26
3.850%, 02/01/24	25	25
3.600%, 11/01/21	10	10
2.500%, 09/01/22	50	49
CenterPoint Energy Houston Electric
4.250%, 02/01/49	25	27
2.250%, 08/01/22	100	99
Cleco Corporate Holdings
3.743%, 05/01/26	100	98
CMS Energy
3.000%, 05/15/26	40	39
Cometa Energia
6.375%, 04/24/35 (B)	1,471	1,438
Connecticut Light & Power
4.000%, 04/01/48	25	26
Consolidated Edison of New York
4.450%, 03/15/44	150	158
4.000%, 12/01/28	100	106
3.875%, 06/15/47	100	98
3.800%, 05/15/28	50	52
Consumers Energy
4.350%, 04/15/49	100	111
Delmarva Power & Light
4.150%, 05/15/45	423	433
Dominion Energy
5.950%, 06/15/35	1,258	1,472
4.050%, 09/15/42	150	144
2.962%, 07/01/19	1,600	1,600
2.750%, 01/15/22	100	99
2.579%, 07/01/20	45	45
Dominion Energy Gas Holdings
2.500%, 12/15/19	1,300	1,296
DTE Electric
3.950%, 03/01/49	70	72
3.750%, 08/15/47	100	99
Duke Energy
3.750%, 09/01/46	200	187
2.650%, 09/01/26	150	143

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Duke Energy Carolinas
5.300%, 02/15/40	$300	$362
3.700%, 12/01/47	100	98
3.050%, 03/15/23	100	101
2.950%, 12/01/26	50	49
Duke Energy Florida
3.800%, 07/15/28	50	52
2.100%, 12/15/19	374	373
Duke Energy Progress
3.700%, 09/01/28	50	52
3.450%, 03/15/29	35	36
Edison International
2.400%, 09/15/22	80	74
Enel Generacion Chile
4.250%, 04/15/24	50	51
Entergy
4.000%, 07/15/22	50	51
Entergy Louisiana
4.200%, 04/01/50	50	52
4.000%, 03/15/33	130	137
Eversource Energy
3.300%, 01/15/28	100	99
2.750%, 03/15/22	4,364	4,362
Exelon
5.100%, 06/15/45	1,211	1,355
3.400%, 04/15/26	100	100
Exelon Generation
5.600%, 06/15/42	600	631
FirstEnergy
3.900%, 07/15/27	230	233
FirstEnergy Transmission
5.450%, 07/15/44 (B)	1,181	1,334
4.550%, 04/01/49 (B)	1,079	1,100
4.350%, 01/15/25 (B)	894	932
Florida Power & Light
4.125%, 06/01/48	50	53
3.990%, 03/01/49	50	52
3.700%, 12/01/47	100	100
Fortis
2.100%, 10/04/21	966	945
Georgia Power
4.300%, 03/15/42	926	916
2.000%, 09/08/20	115	114
ITC Holdings
3.650%, 06/15/24	25	25
2.700%, 11/15/22	2,183	2,144
Kansas City Power & Light
3.650%, 08/15/25	100	103
Kentucky Utilities
4.375%, 10/01/45	1,793	1,916
Listrindo Capital BV
4.950%, 09/14/26 (B)	530	513
MidAmerican Energy
4.250%, 07/15/49	2,096	2,230
3.950%, 08/01/47	100	102
Minejesa Capital BV
5.625%, 08/10/37 (B)	870	864

Description	Face Amount (000)	Value (000)

National Fuel Gas
3.950%, 09/15/27	$50	$48
Nevada Power
3.700%, 05/01/29	40	41
NextEra Energy Capital Holdings
4.800%, VAR ICE LIBOR USD 3 Month+2.409%, 12/01/77	200	179
3.342%, 09/01/20	5,136	5,173
3.150%, 04/01/24	1,989	1,996
2.900%, 04/01/22	2,233	2,235
NiSource
5.800%, 02/01/42	1,595	1,836
4.375%, 05/15/47	100	101
3.650%, 06/15/23	50	51
2.650%, 11/17/22	20	20
Northern States Power
2.600%, 05/15/23	100	99
2.200%, 08/15/20	50	50
NSTAR Electric
2.375%, 10/15/22	100	99
Oglethorpe Power
5.050%, 10/01/48 (B)	50	55
Oklahoma Gas & Electric
3.800%, 08/15/28	25	26
Oncor Electric Delivery
4.100%, 11/15/48	50	54
ONE Gas
4.500%, 11/01/48	45	50
PacifiCorp
4.100%, 02/01/42	150	155
PECO Energy
3.900%, 03/01/48	15	15
Perusahaan Listrik Negara
6.150%, 05/21/48 (B)	845	939
Pinnacle West Capital
2.250%, 11/30/20	1,009	999
Power Finance
6.150%, 12/06/28 (B)	1,060	1,176
PPL Capital Funding
4.000%, 09/15/47	100	94
3.500%, 12/01/22	150	151
Progress Energy
7.750%, 03/01/31	1,619	2,202
PSEG Power
3.850%, 06/01/23	50	51
3.000%, 06/15/21	50	50
Public Service Electric & Gas
3.650%, 09/01/28	100	103
Public Service Enterprise Group
2.650%, 11/15/22	150	149
Public Service of Colorado
4.100%, 06/15/48	65	68
Puget Energy
6.500%, 12/15/20	100	106
Puget Sound Energy
4.223%, 06/15/48	100	106
Ruwais Power PJSC
6.000%, 08/31/36 (B)	540	632

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Sempra Energy
6.000%, 10/15/39	$1,222	$1,433
3.800%, 02/01/38	200	183
3.750%, 11/15/25	100	100
3.550%, 06/15/24	100	100
3.400%, 02/01/28	450	434
2.900%, 02/01/23	35	35
South Carolina Electric & Gas
4.350%, 02/01/42	73	77
Southern
4.250%, 07/01/36	150	148
2.350%, 07/01/21	200	198
Southern California Edison
4.875%, 03/01/49	1,274	1,350
4.125%, 03/01/48	718	684
3.650%, 03/01/28	50	49
3.500%, 10/01/23	150	149
Southern Gas Capital
3.250%, 06/15/26	30	29
Southwestern Electric Power
4.100%, 09/15/28	25	26
3.850%, 02/01/48	100	94
2.750%, 10/01/26	50	48
Southwestern Public Service
4.400%, 11/15/48	100	108
State Grid Overseas Investment 2013
3.125%, 05/22/23 (B)	440	441
Tampa Electric
4.450%, 06/15/49	25	26
4.300%, 06/15/48	25	25
Terraform Global Operating
6.125%, 03/01/26 (B)	870	848
Union Electric
3.500%, 04/15/24	150	154
Virginia Electric & Power
3.800%, 04/01/28	100	103
3.500%, 03/15/27	100	102
3.100%, 05/15/25	100	100
WEC Energy Group
3.375%, 06/15/21	65	66
3.100%, 03/08/22	25	25
Wisconsin Electric Power
4.300%, 10/15/48	10	11
Wisconsin Power & Light
3.050%, 10/15/27	100	99
Xcel Energy
2.400%, 03/15/21	2,057	2,042

		62,560

Total Corporate Obligations (Cost $491,120) (000)		497,234

Description	Face Amount (000)	Value (000)

Loan Participations — 9.5%

Aerospace/Defense – 0.0%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC), Initial Term Loan, 1st Lien
5.499%, VAR LIBOR+3.250%, 08/18/24	$514	$514

Airlines – 0.1%
American Airlines, Inc., 2018 Replacement Term Loan
4.240%, VAR LIBOR+1.750%, 06/27/25	1,242	1,207

Automotive – 0.2%
Chassix Inc., Term Loan B
9.750%, 11/15/23	243	241
Chassix, Inc., Initial Loan, 1st Lien
8.375%, 11/15/23	251	249
8.188%, 11/15/23	1	1
Dayco Products, LLC , Term Loan, 1st Lien
6.957%, VAR LIBOR+4.250%, 05/08/23	686	667
Honeywell Technologies Sàrl, Dollar Tranche B Term Loan
5.330%, 09/19/25	995	975
Horizon Global Corporation, 2017 Replacement Term Loan
8.803%, 03/30/21 (A)	229	226
TI Group Automotive Systems, L.L.C., Initial US Term Loan, 1st Lien
4.993%, VAR LIBOR+2.500%, 06/24/22	1,688	1,664

		4,023

Building Materials – 0.2%
American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 1st Lien
4.499%, VAR LIBOR+2.000%, 10/31/23	1,103	1,073
Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien
4.749%, VAR LIBOR+2.250%, 01/02/25	1,241	1,207
Foundation Building Materials Holding Company LLC, Term Loan, 1st Lien
5.499%, 05/09/25	759	743
Priso Acquisition Corporation (aka PrimeSource Building Products), Term B Loan, 1st Lien
5.493%, VAR LIBOR+3.000%, 05/08/22	716	688

		3,711

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
Chemicals – 1.2%

AkzoNobel (Starfruit), Term Loan B
5.740%, 10/01/25	$1,047	$1,030

Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-2 Term Loan, 1st Lien
5.599%, VAR LIBOR+3.250%, 06/02/23	698	693

Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-3 Term Loan
5.956%, VAR LIBOR+3.250%, 06/02/23	524	521
5.599%, VAR LIBOR+3.250%, 06/02/23	1	1

Archroma Finance S.a r.l., Facility B2, 1st Lien
6.799%, VAR LIBOR+4.250%, 08/12/24	809	800
6.738%, VAR LIBOR+4.250%, 08/12/24	6	6

Ascend Performance Materials Operations LLC, Term B Loan, 1st Lien
8.053%, VAR LIBOR+5.250%, 08/12/22	491	490

ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-1 Term Loan
5.999%, VAR LIBOR+3.500%, 11/20/23	399	394

ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-2 Term Loan
5.999%, VAR LIBOR+3.500%, 11/20/23	519	513

Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 1st Lien
4.351%, VAR LIBOR+1.750%, 06/01/24	1,578	1,542

Ferro Corporation, Tranche B-1 Term Loan, 1st Lien
4.851%, 02/14/24 (A)	769	757

Flint Group, Term Loan, 1st Lien
5.779%, 09/07/21 (A)	735	677

H.B. Fuller Company, Commitment, 1st Lien
4.488%, VAR LIBOR+2.000%, 10/20/24	779	764

INEOS Styrolution US Holding LLC (fka Styrolution US Holding LLC), New 2024 Dollar Term Loan
4.601%, 03/29/24 (A)	220	217

Ineos US Finance LLC, New 2024 Dollar Term Loan
4.499%, VAR LIBOR+2.000%, 04/01/24	1,490	1,461

Description	Face Amount (000)	Value (000)

Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp), Dollar Term Loan, 1st Lien
6.743%, VAR LIBOR+4.250%, 06/30/22	$693	$606

Messer Industries GmbH, Initial Term B-1 Loan
4.989%, 10/01/25	1,250	1,223

OCI Partners LP, Initial Term Loan, 1st Lien
6.803%, 02/14/25	496	494

Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 1st Lien
4.803%, VAR LIBOR+2.000%, 07/25/24	1,352	1,330

PMHC II, Inc., Initial Term Loan
6.415%, 03/31/25	219	212
6.094%, 03/21/25	237	230
5.993%, 03/31/25	290	282

PQ Corporation, Third Amendment Tranche B-1 Term Loan
5.244%, 02/08/25 (A)	918	907

Pregis Holding I Corporation, Term Loan
6.313%, VAR LIBOR+3.500%, 05/20/21	735	722

Ravago Holdings America, Inc., Term Loan, 1st Lien
5.250%, VAR LIBOR+2.750%, 06/30/23	658	638

Reynolds Group Holdings Inc., Incremental U.S. Term Loan
5.249%, VAR LIBOR+2.750%, 02/05/23	555	548

Reynolds Group Holdings Incremental US Term Loans
5.249%, VAR LIBOR+2.750%, 02/05/23	933	922

Ring Container Technologies Group, LLC, Initial Term Loan
5.243%, VAR LIBOR+2.750%, 10/31/24	742	727

Schenectady International Group, Inc., Initial Term Loan, 1st Lien
7.537%, 10/15/25 (A)	850	848

Spectrum Holdings III Corp., Closing Date Term Loan, 2nd Lien
9.493%, VAR LIBOR+7.000%, 01/26/26	500	478

Tricorbraun Holdings, Inc., Closing Date Term Loan, 1st Lien
6.553%, 11/30/23 (A)	472	469
6.547%, 11/30/23	64	64
6.363%, 11/30/23	48	47

Tronox Blocked Borrower LLC, Blocked Dollar Term Loan
5.499%, VAR LIBOR+3.000%, 09/23/24	449	446

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Tronox Finance LLC, Initial Dollar Term Loan
5.499%, VAR LIBOR+3.000%, 09/23/24	$1,036	$1,030

U.S. Farathane, LLC, Term B-4 Loan, 1st Lien
6.303%, VAR LIBOR+3.500%, 12/31/21	1,177	1,139

Univar USA Inc., Term B-3 Loan, 1st Lien
4.749%, VAR LIBOR+2.500%, 07/01/24	1,024	1,011

Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien
6.129%, 10/28/24	456	447
5.999%, VAR LIBOR+4.000%, 10/28/24	534	523

Vantage Specialty Chemicals, Inc., Initial Loan
10.851%, VAR LIBOR+8.250%, 10/20/25	205	199

Wilsonart LLC, Tranche D Term Loan, 1st Lien
6.060%, VAR LIBOR+3.250%, 12/19/23	493	477

		25,885

Commercial Services – 0.0%

Autokiniton US Holdings, Inc., Closing Date Term B Loan, 1st Lien
6.499%, 05/17/25 (A)	580	572

Belfor, Term Loan B, 1st Lien
0.000%, 02/13/26 (F)	350	352

		924

Communication Services – 0.0%

CPI International, Inc., Initial Term Loan, 1st Lien
9.752%, 07/25/25 (A)	313	306

Flight Bidco Inc., Initial Term Loan, 1st Lien
9.990%, 06/19/26	306	299

Flint Acquisition Company, Inc 12/29/2023 Lien 1
5.660%, 09/07/21 (A)	2	2

		607

Computers & Electronics – 1.1%

Air Newco LLC, 2018 Refinancing Dollar Term B Loan
7.271%, 05/31/24	708	705

Allflex Holdings III, Inc., Initial Term Loan Retired 04/01/2019
5.758%, 06/05/20	518	517

Brooks Automation, Inc., Initial Term B Loan
5.360%, 10/04/24 (A)	1,485	1,455

Description	Face Amount (000)	Value (000)

Campaign Monitor Finance Pty Limited (CM Delaware LLC), Term Loan, 1st Lien
8.053%, VAR LIBOR+5.250%, 03/18/21	$47	$45

Cohu, Inc., Initial Term B Loan, 1st Lien
5.813%, 09/19/25	1,164	1,123

CPI International, Inc., Initial Term Loan, 1st Lien
6.002%, VAR LIBOR+3.500%, 07/26/24	362	353

Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan
5.500%, VAR LIBOR+3.000%, 04/29/24	739	725

Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien
5.750%, VAR LIBOR+3.250%, 06/01/22	1,230	1,214

Excelitas Technologies Corp. (fka EXC Holdings III Corp.), Initial USD Term Loan
6.101%, VAR LIBOR+3.500%, 11/15/24	990	984

Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-1 Term Loan, 1st Lien
4.743%, VAR LIBOR+2.250%, 02/15/24	984	976

Infor (US), Inc. (fka Lawson Software Inc.) , Tranche B-6 Term Loan
5.243%, VAR LIBOR+2.750%, 02/01/22	1,180	1,174

Kronos Incorporated, Incremental Term Loan, 1st Lien
5.736%, VAR LIBOR+3.000%, 11/01/23	1,511	1,496

MA Financeco., LLC, Tranche B-2 Term Loan, 1st Lien
4.749%, VAR LIBOR+2.500%, 11/19/21	193	188

MA Financeco., LLC, Tranche B-3 Term Loan
4.999%, VAR LIBOR+2.750%, 06/21/24	127	123

MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 1st Lien
4.743%, VAR LIBOR+2.250%, 05/07/24	1,067	1,006

Micro Holdings (Internet Brands), Term Loan (2017)
6.236%, 09/13/24 (A)	1,000	985

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Micro Holdings (Internet Brands), Term Loan, 2nd Lien
9.986%, VAR LIBOR+7.500%, 08/15/25	$244	$239

Microchip Technology Incorporated, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+2.000%, 05/23/25	832	822

Misys Limited, Dollar Term Loan
6.101%, VAR LIBOR+3.500%, 06/13/24	633	610

Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B1 (USD), 1st Lien
6.553%, VAR LIBOR+3.750%, 01/10/24	873	853

Project Alpha, Term Loan B, 1st Lien
0.000%, 04/26/24 (F)	1,136	1,135

Project Ruby Ultimate Parent Corp., New Term Loan
5.993%, VAR LIBOR+3.500%, 02/09/24	1,572	1,546

Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.999%, VAR LIBOR+2.750%, 06/21/24	857	834

Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
5.249%, VAR LIBOR+2.750%, 03/03/23	1,519	1,505

SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
4.749%, VAR LIBOR+2.500%, 04/16/25	1,103	1,092

SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
4.749%, VAR LIBOR+2.500%, 04/16/25	422	418

TeamViewer, Term Loan B, 1st Lien
7.553%, 02/22/24	494	491

Vertiv Group Corporation (fka Cortes NP Acquisition Corporation), Term B Loan, 1st Lien
6.629%, VAR LIBOR+4.000%, 11/30/23	703	659

		23,273

Construction – 0.1%

Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien
7.011%, VAR LIBOR+4.250%, 06/21/24	340	325
6.896%, VAR LIBOR+4.250%, 06/14/24	688	657
6.896%, VAR LIBOR+4.250%, 06/21/24	451	431

		1,413

Description	Face Amount (000)	Value (000)

Consumer Nondurables – 0.1%

Acuity Specialty Products, Inc., Initial Term Loan
6.803%, VAR LIBOR+4.000%, 08/12/24	$983	$855

Plaze, Inc., Term Loan
5.989%, VAR LIBOR+3.500%, 07/31/22	487	482

		1,337

Education Services – 0.0%

Learning Care, Term Loan B, 1st Lien
5.821%, 03/13/25 (A)	706	690

Educational Services – 0.0%

Adtalem Global Education Inc., Term B Loan, 1st Lien
5.499%, 04/09/25 (A)	244	242

Prometric Holdings Inc. (fka ETS Holdings Inc.), Initial Term Loan
5.500%, VAR LIBOR+3.000%, 01/17/25	744	732

		974

Energy – 0.0%

Apergy Corp, Term Loan B
5.000%, 04/18/25 (A)	41	40

Entertainment & Leisure – 0.1%

AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Initial Term Loan, 1st Lien
4.734%, VAR LIBOR+2.250%, 12/15/22	1,816	1,814

Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.), Term B-5 Loan, 1st Lien
5.493%, 04/01/24 (A)	1,247	1,233

		3,047

Entertainment And Leisure – 0.2%

Alterra Mountain Company, Initial Bluebird Term Loan
5.493%, VAR LIBOR+3.000%, 07/31/24	1,489	1,480

Callaway Golf Company, Term Loan, 1st Lien
7.007%, 12/17/25	952	959

Crown Finance US, Inc., Initial Dollar Tranche Term Loan
4.999%, VAR LIBOR+2.500%, 02/28/25	709	691

Topgolf International, Inc., Initial Term Loan, 1st Lien
8.000%, 02/08/26	230	230

		3,360

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Entertainment Content – 0.0%

Metro-Goldwyn-Mayer Inc., Initial Term Loan
5.000%, 06/27/25	$433	$430

Environmental Services – 0.2%

GFL Environmental Inc., Effective Date Incremental Term Loan
5.499%, 05/30/25 (A)	804	776
5.493%, 05/30/25	425	410

Strategic Materials Holding Corp., Initial Term Loan
10.487%, 10/31/25	500	400
6.487%, VAR LIBOR+3.750%, 11/01/24	743	650

Tunnel Hill Partners, LP, Initial Term Loan, 1st Lien
5.999%, 10/01/25	1,000	991

		3,227

Financial Services – 0.3%

Altisource Solutions, Term Loan B, 1st Lien
6.601%, 03/29/24 (A)	629	612

Citco Funding LLC, 2017 Term Loan, 1st Lien
4.999%, VAR LIBOR+3.000%, 03/23/22	952	942

CPI Acquisition, Inc., Term Loan, 1st Lien
7.349%, VAR LIBOR+4.500%, 08/17/22	400	266

Ditech Holding Corporation (fka Walter Investment Management Corp.), Tranche B Term Loan, 1st Lien
12.500%, VAR LIBOR+6.000%, 06/30/22 (D)	458	311

Hudson River Trading LLC, Repriced Term Loan, 1st Lien
5.993%, 03/20/25	600	597

Jefferies Finance LLC (JFIN Co- Issuer Corporation), Term Loan, 1st Lien
5.313%, VAR LIBOR+2.500%, 07/26/24	741	727

Liquidnet Holdings, Inc., Term Loan
5.743%, 07/15/24	712	708

Newport Group Holdings II, Inc., Initial Term Loan
8.250%, 08/08/25	—	—
6.365%, 08/08/25	193	191

Triton, Term Loan B, 1st Lien
8.493%, 10/31/24	632	582

VFH Parent LLC, Term Loan B, 1st Lien
6.126%, 01/30/26	1,134	1,135

		6,071

Description	Face Amount (000)	Value (000)

Food And Beverage – 0.1%

Arterra Wines Canada, Inc. (fka Canada Inc.), USD Term Loan B-1
5.365%, 12/15/23 (A)	$490	$481

United Natural Foods, Inc., Initial Term Loan, 1st Lien
6.749%, 10/18/25	1,650	1,417

		1,898

Forest Products – 0.0%

ProAmpac PG Borrower LLC, Initial Term Loan
8.000%, VAR LIBOR+3.500%, 11/17/23	1	1
6.265%, VAR LIBOR+3.500%, 11/17/23	80	77
6.238%, VAR LIBOR+3.500%, 11/17/23	122	118
6.194%, VAR LIBOR+3.500%, 11/17/23	108	104
5.987%, 11/17/23	178	172

		472

Gaming & Hotels – 0.1%

Belmond Interfin Ltd. (fka Orient- Express Hotels Interfin Ltd.), Dollar Term Loan
5.249%, 07/03/24 (A)	1,683	1,678

Hanjin International Corp., Initial Term Loan
4.982%, VAR LIBOR+2.500%, 09/20/20	1,000	988

		2,666

Gaming And Hotels – 0.3%

Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
5.249%, 12/23/24 (A)	1,495	1,474

CBAC Borrower, LLC, Term B Loan, 1st Lien
6.499%, VAR LIBOR+4.000%, 07/08/24	503	499

ESH Hospitality, Inc., Third Repriced Term Loan
4.499%, 08/30/23 (A)	702	697

Golden Nugget, Inc., Initial B Term Loan, 1st Lien
5.243%, VAR LIBOR+2.750%, 10/04/23	643	636
5.234%, VAR LIBOR+2.750%, 10/04/23	511	505

Las Vegas Sands, LLC, Refinancing Term Loan (2018)
4.249%, 03/27/25 (A)	995	976

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien
4.499%, VAR LIBOR+2.000%, 04/25/23	$760	$749

Playa Resorts Holding B.V., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+2.750%, 04/05/24	—	—

Stars Group Holdings B.V., USD Term Loan, 1st Lien
6.303%, 06/27/25	48	48
6.101%, 07/10/25	618	616

		6,200

Health Care – 0.1%

Prospect Medical Holdings, Inc., Term B-1 Loan
7.992%, 02/16/24	1,488	1,351

Healthcare – 0.3%

Bausch Health Companies Inc., Initial Term Loan, 1st Lien
5.481%, VAR LIBOR+3.000%, 06/02/25	1,638	1,626

Bulldog Purchaser Inc., Delayed Draw Term Loan
1.875%, 08/22/25	38	37

Bulldog Purchaser Inc., Initial Term Loan
6.243%, 08/22/25	960	945

Carestream Health, Inc., Extended Term Loan
8.249%, 02/28/21	142	139

Endo Luxembourg Finance Company I S.a r.l., Initial Term Loan, 1st Lien
6.750%, VAR LIBOR+4.250%, 04/27/24	879	862

Lifescan Global Corporation, Initial Term Loan
8.797%, 10/01/24 (A)	513	492

Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien
5.493%, VAR LIBOR+3.000%, 05/15/22	1,241	1,218

Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+3.250%, 09/02/24	873	857

		6,176

Home Furnishings – 0.1%

Comfort Holding, LLC, Initial Term Loan
12.493%, VAR LIBOR+10.000%, 01/31/25	292	289
7.243%, VAR LIBOR+4.750%, 02/05/24	843	839

Description	Face Amount (000)	Value (000)

Serta Simmons Bedding, LLC, Initial Term Loan
5.989%, VAR LIBOR+3.500%, 10/20/23	$232	$171
5.981%, VAR LIBOR+3.500%, 10/20/23	823	607

		1,906

Housing – 0.0%

Installed Building Products, Term Loan B (2018)
4.999%, 04/15/25 (A)	997	969

Industrial Services – 0.0%

SiteOne Landscape Supply, LLC (fka John Deere Landscapes LLC), Tranche E Term Loan
5.240%, 10/24/29	780	773

Information Technology – 0.0%

Mitchell International, Inc., Initial Term Loan
5.749%, 11/29/24 (A)	622	597

Insurance – 0.4%

Acrisure, LLC, 2017-2 Refinancing Term Loan
6.879%, VAR LIBOR+4.250%, 11/22/23	1,075	1,066

Acrisure, LLC, 2018-1 Additional Term Loan
6.379%, 11/22/23	498	490

Alliant Holdings Intermediate, LLC, Initial Term Loan (2018)
5.232%, VAR LIBOR+3.000%, 05/09/25	1,402	1,345

HIG Finance 2 Limited, Initial Dollar Term Loan
6.000%, 12/13/24	973	968

Hub International Limited, Initial Term Loan
5.375%, 04/25/25	3	3

Hub International, Ltd., Cov-Lite, Term Loan B, 1st Lien
5.515%, 04/25/25	1,242	1,199

NFP Corp., Term B Loan, 1st Lien
5.493%, VAR LIBOR+3.000%, 12/09/23	1,695	1,632

Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
5.749%, 12/31/25	906	886

Viant Medical Holdings, Inc., Initial Term Loan
10.553%, 06/26/26	122	122

		7,711

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Investment Company – 0.0%

EIG Management Company, LLC, Initial Term Loan
6.236%, 01/31/25	$447	$444

StepStone Group, Term Loan B, 1st Lien
6.493%, 03/14/25	481	479

		923

Leasing – 0.1%

Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 1st Lien
4.488%, VAR LIBOR+2.000%, 01/15/25	790	783

Fly Funding II S.à r.l., Loan, 1st Lien
4.600%, VAR LIBOR+2.000%, 08/09/19	654	643

USS Ultimate Holdings, Inc., Initial Term Loan
6.243%, VAR LIBOR+3.750%, 08/09/24	363	360

		1,786

Machinery – 0.3%

Airxcel, Inc., Initial Term Loan
6.999%, VAR LIBOR+4.500%, 04/25/25	746	686

Airxcel, Inc., Initial Term Loan, 1st Lien
11.249%, 04/27/26	500	440

Altra Industrial Motion Corp., Term Loan, 1st Lien
4.499%, 09/26/25	978	959

Clark Equipment Company, Repriced Term Loan, 1st Lien
4.601%, VAR LIBOR+2.000%, 05/18/24	935	916

CPM Holdings, Inc., Initial Term Loan
10.749%, 10/24/26	247	243
6.249%, 10/24/25	367	363

Douglas Dynamics L.L.C., 2017 Replacement Term Loan Facility, 1st Lien
5.500%, 12/31/21 (A)	354	353

Graftech International Ltd., Initial Term Loan, 1st Lien
5.999%, VAR LIBOR+3.500%, 02/12/25	1,149	1,145

Pro Mach Group, Inc., Initial Term Loan
5.489%, 03/07/25	748	722

		5,827

Manufacturing – 0.1%

Blount International, Inc., Term Loan
6.249%, 04/12/23	496	495

LTI Boyd Corporation, Term Loan B
5.993%, 09/06/25	668	642

Description	Face Amount (000)	Value (000)

Pelican Products, Inc., Term Loan
10.231%, 04/17/26	$88	$84
5.981%, VAR LIBOR+3.500%, 04/19/25	69	68

Utex Industries, Term Loan, 1st Lien
6.493%, 05/14/21 (A)	400	384

		1,673

Media – 0.4%

Altice Financing S.A., March 2017 Refinancing Term Loan
5.234%, 07/15/25	938	892

Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien
4.500%, VAR LIBOR+2.000%, 04/30/25	1,419	1,408

CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan
4.734%, VAR LIBOR+2.250%, 07/17/25	753	730

Metro-Goldwyn-Mayer Inc., Initial Term Loan
7.000%, 06/29/26	526	502

NEP Group, Inc., Initial Dollar Term Loan
5.743%, 10/20/25	750	743

NEP Group, Inc., Initial Loan
9.493%, 10/05/26	500	490

Numericable U.S. LLC, USD TLB- [12] Term Loan
6.171%, VAR LIBOR+3.000%, 01/31/26	1,484	1,404

Technicolor S.A., First Incremental U.S. Term Loan
5.379%, VAR LIBOR+2.750%, 12/06/23	490	434

Virgin Media Bristol LLC, K Facility, 1st Lien
4.984%, 01/15/26 (A)	1,000	989

Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.984%, VAR LIBOR+2.500%, 04/15/25	1,250	1,216

		8,808

Medical Devices – 0.0%

MedPlast Holdings Inc., Term Loan, 1st Lien
6.553%, 06/26/25	223	223

Metals & Mining – 0.1%

Dynacast International LLC, Term B- 2 Loan, 1st Lien
5.851%, VAR LIBOR+3.250%, 01/28/22	1,239	1,216

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Metals/Minerals – 0.1%

Atkore International, Inc., Term Loan (2016)
5.360%, VAR LIBOR+2.750%, 12/22/23	$1,211	$1,196

Oil & Gas – 0.2%

Apergy Corporation, Initial Term Loan, 1st Lien
7.000%, 04/18/25	459	455

BCP Raptor, LLC, Initial Term Loan, 1st Lien
6.879%, VAR LIBOR+4.250%, 06/24/24	465	436

EG Group Limited, Second Lien Facility (USD), 1st Lien
10.813%, 03/23/26	500	498

Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC), Advance, 1st Lien
6.493%, VAR LIBOR+4.000%, 02/15/24	729	702

Lucid Energy Group II Borrower, LLC, Initial Term Loan, 1st Lien
5.486%, VAR LIBOR+3.000%, 02/17/25	993	938

Oryx Southern Delaware Holdings LLC, Initial Term Loan, 1st Lien
5.743%, VAR LIBOR+3.250%, 02/28/25	611	590

PES Holdings, LLC, Tranche C Loan
3.303%, 12/31/22	560	431

Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
8.601%, VAR LIBOR+6.000%, 02/21/21	341	283

Traverse Midstream Partners LLC, Advance, 1st Lien
6.600%, VAR LIBOR+4.000%, 09/27/24	776	774

		5,107

Personal Services – 0.1%

William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
5.360%, VAR LIBOR+2.750%, 05/16/25	1,516	1,434
5.250%, VAR LIBOR+2.750%, 05/16/25	138	131

		1,565

Professional & Business Services – 0.9%

Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Incremental Term Loan, 1st Lien
6.743%, 07/28/22	500	487

Description	Face Amount (000)	Value (000)

Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan
6.243%, VAR LIBOR+3.750%, 07/28/22	$487	$470

ASGN Incorporated (fka On Assignment, Inc.), Initial Term B-2 Loan
4.493%, VAR LIBOR+2.000%, 02/21/25	445	442

athenahealth, Inc., Term B Loan
7.197%, 02/11/26	1,292	1,272

Avantor, Inc., Initial B-1 Dollar Term Loan
6.249%, VAR LIBOR+4.000%, 11/21/24	1,442	1,443

BCP Renaissance Parent L.L.C., Initial Term Loan, 1st Lien
6.244%, VAR LIBOR+3.500%, 10/31/24	464	462

Casmar Holdings (Australia) Pty Limited, Initial Term Loan
6.993%, VAR LIBOR+4.500%, 12/08/23	489	413

Cast & Crew Payroll, LLC, Initial Term Loan
6.500%, 02/09/26	538	540

Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
5.249%, VAR LIBOR+2.750%, 03/01/24	1,591	1,568

Explorer Holdings, Inc., Initial Term Loan, 1st Lien
6.553%, VAR LIBOR+3.750%, 04/12/23	249	246

Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
5.626%, VAR LIBOR+3.000%, 12/29/23	1,474	1,425
4.695%, VAR LIBOR+3.000%, 12/29/23	4	4

Focus Financial Partners, LLC, Tranche B-2 Term Loan
4.999%, 07/03/24	878	874

Fortress Investment, Term Loan B (2018)
4.499%, 12/27/22 (A)	1,250	1,240

GHX Ultimate Parent Corporation, Initial Term Loan
5.851%, VAR LIBOR+3.000%, 06/21/24	742	726

Inovalon Holdings, Inc., Term Loan, 1st Lien
6.000%, VAR LIBOR+3.500%, 04/02/25	1,494	1,488

Safe Fleet Holdings LLC, Initial Term Loan
5.490%, VAR LIBOR+3.000%, 02/03/25	744	723

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
5.499%, VAR LIBOR+3.000%, 05/01/24	$1,418	$1,403

Western Dental Services, Inc., 1st Lien
7.743%, 06/23/23	1,196	1,166

Western Dental, Incremental Term Loan B, 1st Lien
6.993%, 06/30/23	163	157

WEX Inc., Term B-2 Loan, 1st Lien
4.743%, VAR LIBOR+2.250%, 06/30/23	1,484	1,468

		18,017

Real Estate – 0.3%

Capital Automotive L.P., Initial Tranche B Term Loan
8.500%, VAR LIBOR+6.000%, 03/21/25	470	469

Capital Automotive L.P., Initial Tranche B-2 Term Loan
5.000%, VAR LIBOR+2.500%, 03/21/24	1,482	1,466

Forest City Enterprises, L.P., Initial Term Loan, 1st Lien
6.481%, 12/08/25	526	527

iStar Inc. (fka iStar Financial Inc.), Loan, 1st Lien
5.237%, VAR LIBOR+3.000%, 07/01/20	1,126	1,116

RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
5.243%, VAR LIBOR+2.750%, 12/15/23	489	483

RHP Hotel Properties, LP, Tranche B Term Loan, 1st Lien
4.780%, VAR LIBOR+2.000%, 05/11/24	737	729

VICI Properties 1 LLC, Term B Loan, 1st Lien
4.491%, 12/20/24 (A)	1,164	1,143

		5,933

Restaurants – 0.1%

Miller’s Ale House, Inc., Term B Loan, 1st Lien
7.240%, 05/26/25	993	973

Miller’s Ale House, Inc., Term Loan, 1st Lien
9.250%, 05/26/25	3	3

		976

Retail Food & Drug – 0.0%

GOBP Holdings, Inc., Initial Term Loan
6.553%, 10/22/25	810	799

Description	Face Amount (000)	Value (000)

Retailing – 0.5%

1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
4.749%, VAR LIBOR+2.250%, 02/16/24	$751	$739
4.743%, VAR LIBOR+2.250%, 02/16/24	609	599

Belron Finance US LLC, Initial Term B Loan, 1st Lien
4.989%, VAR LIBOR+2.500%, 11/07/24	990	978

EG Group Limited, Additional Facility Loan (USD)
6.813%, VAR LIBOR+4.000%, 02/07/25	1,154	1,126

Flynn Restaurant Group LP, Initial Term Loan
9.490%, 06/22/26	532	508
5.999%, 06/20/25	1,282	1,239

IRB Holding Corp., Term B Loan, 1st Lien
5.739%, 02/05/25	1,494	1,455
5.690%, 02/05/25	3	3

K-Mac Holdings Corp., Initial Term Loan
9.236%, VAR LIBOR+6.750%, 03/09/26	296	292
5.556%, 03/07/25 (A)	500	491

Mister Car Wash Holdings, Inc., Term Loan, 1st Lien
5.745%, VAR LIBOR+3.250%, 08/20/21	1,000	994

Trugreen Limited Partnership, Initial Refinancing Term Loan
6.234%, 03/13/26	989	990

Wand Newco 3, Inc., Initial Term Loan
5.982%, 02/05/26	323	323

		9,737

Securities & Trusts – 0.2%

Achilles Acquisition LLC, Closing Date Term Loan
6.500%, 10/04/25	1,000	991

AI Ladder (Luxembourg) Subco S.a r.l., Facility B, 1st Lien
7.235%, 05/02/25	525	514

AssuredPartners, Inc., 2017 September Refinancing Term Loan
5.743%, VAR LIBOR+3.250%, 10/22/24	1,239	1,197

Compass Group Diversified Holdings LLC, Term Loan
4.999%, VAR LIBOR+2.500%, 04/04/25	640	635

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
4.749%, VAR LIBOR+2.250%, 03/24/25	$744	$733

RPI Finance Trust, Initial Term Loan B-6
4.499%, VAR LIBOR+2.000%, 03/27/23	712	708

Starfruit Finco B.V. (Starfruit US Holdco LLC), Initial Dollar Term Loan
5.740%, 10/01/25	203	200

		4,978

Shipping & Ship Building – 0.1%

AI Mistral Holdco Limited, Initial Term Loan
5.493%, VAR LIBOR+3.000%, 01/17/24	737	686

Hornblower Sub, LLC (American Queen Sub, LLC), Term Loan
7.101%, 03/28/25 (A)	886	882

International Seaways Operating Corporation, Term Loan, 1st Lien
8.500%, VAR LIBOR+5.500%, 06/22/22	584	589

Navios Maritime Partners L.P (Navios Partners Finance (US) Inc.), Initial Term Loan, 1st Lien
7.600%, VAR LIBOR+5.000%, 09/04/20	913	905

		3,062

Steel – 0.1%

Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 1st Lien
4.740%, VAR LIBOR+2.250%, 06/14/21	1,305	1,291

Technology – 0.1%

Kofax, Term Loan, 1st Lien
6.749%, 07/07/23	1,000	987

Telecommunications – 0.4%

Centurylink, Term Loan B
5.249%, 01/31/25 (A)	1,000	979

CommScope, Inc., Term Loan B, 1st Lien
0.000%, 02/06/26 (F)	525	524

Flight Bidco Inc., Initial Term Loan
5.990%, 07/23/25	619	609

Level 3 Financing, Inc., Tranche B 2024 Term Loan
4.736%, VAR LIBOR+2.250%, 02/22/24	1,670	1,649

Description	Face Amount (000)	Value (000)

MTN Infrastructure TopCo, Inc., Initial Term Loan, 1st Lien
5.493%, VAR LIBOR+3.000%, 11/15/24	$850	$842

SBA Senior Finance II LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+2.000%, 04/11/25	1,215	1,188

Sprint Communications, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+2.500%, 02/02/24	1,773	1,725

Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Facility
4.749%, VAR LIBOR+2.250%, 01/19/24	1,226	1,218

		8,734

Textile & Apparel Mfg. – 0.0%

Champ Acquisition Corporation, Initial Term Loan
8.134%, 12/17/25	619	619

Trading Companies & Distributors – 0.0%

Fastener Acquisition, Inc., Initial Term Loan, 1st Lien
7.053%, 03/21/25	219	214
6.749%, 03/21/25	165	160

SouthernCarlson Inc., Term Loan, 2nd Lien
11.553%, 03/23/26	231	215

		589

Transportation – 0.1%

Agro Merchants North America Holdings, Inc., Effective Date Loan
6.553%, VAR LIBOR+3.750%, 11/15/24	326	322

XPO Logistics, Inc., Refinancing Term Loan (2018)
4.499%, VAR LIBOR+2.000%, 02/24/25	1,046	1,027

		1,349

Utilities – 0.1%

AI Alpine AT BidCo GmbH, Facility B (USD), 1st Lien
5.988%, 10/31/25	1,000	982

Total Loan Participations (Cost $202,005) (000)		197,829

Sovereign Debt — 8.5%

1MDB Global Investments
4.400%, 03/09/23	5,400	5,061

African Development Bank
3.000%, 09/20/23	100	102

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000) (1)	Value (000)
2.625%, 03/22/21	125	$126
2.125%, 11/16/22	50	50

Angolan Government International Bond
9.500%, 11/12/25 (B)	1,490	1,692
9.375%, 05/08/48 (B)	1,450	1,566
8.250%, 05/09/28 (B)	1,260	1,313

Argentine Republic Government International Bond
8.280%, 12/31/33	2,676	2,215
7.625%, 04/22/46	690	543
7.500%, 04/22/26	3,010	2,553
7.125%, 07/06/36	560	430
7.125%, 06/28/17	420	310
6.875%, 01/11/48	1,090	801
5.625%, 01/26/22	940	811
2.500%, 5.250%, 03/31/29 12/31/38 (G)	972	561

Armenia International Bond
7.150%, 03/26/25 (B)	2,215	2,452
6.000%, 09/30/20 (B)	926	946

Asian Development Bank
3.125%, 09/26/28	150	157
2.875%, 11/27/20	150	151
2.750%, 03/17/23	235	239
2.375%, 08/10/27	100	99
2.000%, 01/22/25	100	98
1.750%, 06/08/21	200	197
1.625%, 08/26/20	100	99
1.625%, 03/16/21	200	197

Bahrain Government International Bond
6.750%, 09/20/29 (B)	1,060	1,113

Bonos de la Tesoreria de la Republica en pesos
4.500%, 03/01/26 (CLP)	710,000	1,083

Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/27 (BRL)	7,300	1,974

Canada Government International Bond
2.000%, 11/15/22	100	99

Chile Government International Bond
3.240%, 02/06/28	200	203
3.125%, 01/21/26	107	109

Colombia Government International Bond
7.375%, 09/18/37	1,345	1,759
6.125%, 01/18/41	975	1,152
5.200%, 05/15/49	832	895
5.000%, 06/15/45	1,060	1,112
4.500%, 03/15/29	1,070	1,130
4.375%, 07/12/21	200	206
4.000%, 02/26/24	200	206
3.875%, 04/25/27	980	995

Council of Europe Development Bank
2.625%, 02/13/23	30	30

Development Bank of Mongolia
7.250%, 10/23/23 (B)	1,160	1,203

Description	Face Amount (000)	Value (000)

Dominican Republic International Bond
7.450%, 04/30/44 (B)	$1,205	$1,359
6.875%, 01/29/26 (B)	1,995	2,190
6.850%, 01/27/45 (B)	250	267
6.600%, 01/28/24 (B)	400	431
6.500%, 02/15/48 (B)	1,165	1,200
5.950%, 01/25/27 (B)	1,415	1,484
5.500%, 01/27/25 (B)	365	375

Ecuador Government International Bond
10.750%, 03/28/22 (B)	790	883
9.650%, 12/13/26 (B)	1,125	1,178
8.875%, 10/23/27 (B)	955	955
8.750%, 06/02/23 (B)	640	670
7.950%, 06/20/24 (B)	1,770	1,761
7.950%, 06/20/24	210	209
7.875%, 01/23/28 (B)	2,905	2,763

Egypt Government International Bond
8.700%, 03/01/49 (B)	990	1,030
8.500%, 01/31/47 (B)	730	744
7.903%, 02/21/48 (B)	1,400	1,356
7.500%, 01/31/27 (B)	1,465	1,534
6.200%, 03/01/24 (B)	420	425
5.577%, 02/21/23 (B)	360	357

El Salvador Government International Bond
7.650%, 06/15/35 (B)	1,000	1,040
6.375%, 01/18/27 (B)	965	946
5.875%, 01/30/25 (B)	720	699

European Bank for Reconstruction & Development
2.750%, 03/07/23	100	102
1.125%, 08/24/20	200	196

European Investment Bank
3.250%, 01/29/24	250	260
3.125%, 12/14/23	150	155
2.875%, 12/15/21	200	203
2.875%, 08/15/23	150	153
2.500%, 03/15/23	295	297
2.375%, 05/13/21	250	250
2.375%, 05/24/27	250	248
2.250%, 03/15/22	150	149
2.125%, 10/15/21	200	199
2.125%, 04/13/26	100	98
2.000%, 12/15/22	150	148
1.375%, 06/15/20	150	148
1.375%, 09/15/21	100	98

Export Credit Bank of Turkey
5.875%, 04/24/19 (B)	200	199

Export Development Canada
2.500%, 01/24/23	100	100
2.000%, 05/17/22	200	198

Export-Import Bank of Korea
2.875%, 01/21/25	200	198
2.500%, 05/10/21	200	199

Financiera de Desarrollo
4.750%, 07/15/25 (B)	950	994

Gabon Government International Bond

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000) (1)	Value (000)
6.375%, 12/12/24 (B)	815	$780

Georgia Government International Bond
6.875%, 04/12/21 (B)	1,660	1,750

Ghana Government International Bond
10.750%, 10/14/30 (B)	2,170	2,641
8.950%, 03/26/51 (B)	480	481
8.627%, 06/16/49 (B)	980	955
7.875%, 08/07/23 (B)	359	375
7.875%, 03/26/27 (B)	570	575
7.625%, 05/16/29 (B)	710	694

Guatemala Government Bond
4.875%, 02/13/28 (B)	1,150	1,140
4.500%, 05/03/26 (B)	910	888

Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/20	200	200

Honduras Government International Bond
8.750%, 12/16/20 (B)	670	719
7.500%, 03/15/24 (B)	530	581
6.250%, 01/19/27 (B)	330	349

Hungary Government Bond
3.000%, 10/27/27 (HUF)	284,000	1,034

Hungary Government International Bond
5.750%, 11/22/23	1,310	1,448

Indonesia Government International Bond
8.500%, 10/12/35 (B)	970	1,381
8.500%, 10/12/35	260	370
4.450%, 02/11/24	200	208
4.350%, 01/11/48	200	197
3.700%, 01/08/22 (B)	210	213

Inter-American Development Bank
3.125%, 09/18/28	150	157
2.625%, 04/19/21	265	266
2.375%, 07/07/27	100	99
2.125%, 11/09/20	250	249
2.125%, 01/15/25	125	123
1.875%, 03/15/21	150	148
1.750%, 04/14/22	150	147
1.750%, 09/14/22	100	98
1.625%, 05/12/20	150	149

International Bank for Reconstruction & Development
2.750%, 07/23/21	250	252
2.500%, 03/19/24	100	101
2.500%, 11/25/24	300	302
2.500%, 07/29/25	150	151
2.250%, 06/24/21	50	50
2.125%, 12/13/21	200	199
2.125%, 02/13/23	100	99
2.000%, 01/26/22	200	198
1.875%, 04/21/20	200	199
1.625%, 03/09/21	150	148
1.375%, 09/20/21	300	293

International Finance
2.875%, 07/31/23	95	97
2.000%, 10/24/22	50	49

Description	Face Amount (000)	Value (000)
1.625%, 07/16/20	$100	$99
1.125%, 07/20/21	100	97

Iraq International Bond
5.800%, 01/15/28 (B)	1,225	1,174

Israel Government International Bond
3.150%, 06/30/23	200	203

Ivory Coast Government International Bond
6.125%, 06/15/33 (B)	1,010	930
5.750%, 12/31/32 (B) (D)	1,509	1,428
5.375%, 07/23/24 (B)	1,095	1,070

Japan Bank for International Cooperation
3.375%, 10/31/23	200	206
2.500%, 06/01/22	200	200
2.375%, 04/20/26	200	196
2.250%, 11/04/26	200	193
2.125%, 07/21/20	200	199

Jordan Government International Bond
7.375%, 10/10/47 (B)	550	540

Kenya Government International Bond
8.250%, 02/28/48 (B)	385	390
7.250%, 02/28/28 (B)	390	394
6.875%, 06/24/24 (B)	1,485	1,524

Korea Development Bank
2.500%, 01/13/21	200	199

Korea International Bond
2.750%, 01/19/27	200	198

Kreditanstalt fuer Wiederaufbau
3.125%, 12/15/21	150	153

Landwirtschaftliche Rentenbank
3.125%, 11/14/23	150	155
2.500%, 11/15/27	150	149

Lebanon Government International Bond
7.000%, 03/23/32	655	509
6.850%, 03/23/27	310	249
6.750%, 11/29/27	675	535
6.650%, 11/03/28	246	193
6.650%, 02/26/30	220	169
6.600%, 11/27/26	527	421
6.200%, 02/26/25	697	568

Mexico Government International Bond
5.550%, 01/21/45	300	329
4.350%, 01/15/47	200	187
4.150%, 03/28/27	975	991
4.125%, 01/21/26	200	204
3.750%, 01/11/28	200	198

Mongolia Government International Bond
10.875%, 04/06/21 (B)	2,460	2,741
8.750%, 03/09/24 (B)	750	842
5.625%, 05/01/23 (B)	745	753
5.125%, 12/05/22	490	489
5.125%, 12/05/22 (B)	340	339

Nigeria Government International Bond

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000) (1)	Value (000)
7.875%, 02/16/32 (B)	970	$1,007
7.696%, 02/23/38 (B)	960	953
7.625%, 11/21/25 (B)	820	874
7.143%, 02/23/30 (B)	965	965
6.500%, 11/28/27 (B)	1,250	1,235

Nordic Investment Bank
1.500%, 09/29/20	200	197

Oesterreichische Kontrollbank
3.125%, 11/07/23	100	103
2.875%, 03/13/23	50	51
1.875%, 01/20/21	150	149

Oman Government International Bond
6.750%, 01/17/48 (B)	1,400	1,242
6.500%, 03/08/47 (B)	795	694
5.375%, 03/08/27 (B)	775	721
4.750%, 06/15/26 (B)	465	425

Oman Sovereign Sukuk SAOC
4.397%, 06/01/24 (B)	890	841

Panama Government International Bond
9.375%, 04/01/29	535	780
6.700%, 01/26/36	1,455	1,899
4.500%, 05/15/47	200	211
3.875%, 03/17/28	200	208

Peru Government Bond
6.150%, 08/12/32 (PEN) (B)	3,120	988
5.940%, 02/12/29 (PEN) (B)	1,390	441

Perusahaan Penerbit SBSN Indonesia III
4.400%, 03/01/28 (B)	440	452
4.150%, 03/29/27 (B)	1,090	1,101

Peruvian Government International Bond
7.350%, 07/21/25	100	126
6.950%, 08/12/31 (PEN) (B)	1,790	609
6.550%, 03/14/37	1,015	1,367
5.625%, 11/18/50	150	192

Philippine Government International Bond
5.500%, 03/30/26	200	230
4.200%, 01/21/24	200	211
3.700%, 02/02/42	300	305

Poland Government International Bond
4.000%, 01/22/24	125	131
3.000%, 03/17/23	150	151

Province of Alberta Canada
3.300%, 03/15/28	200	207
2.200%, 07/26/22	100	99

Province of British Columbia Canada
2.000%, 10/23/22	100	98

Province of Manitoba Canada
2.125%, 06/22/26	500	478
2.050%, 11/30/20	150	149

Province of New Brunswick Canada
3.625%, 02/24/28	100	105

Province of Ontario Canada
2.500%, 04/27/26	500	493
2.450%, 06/29/22	200	200

Description	Face Amount (000) (1)	Value (000)
1.875%, 05/21/20	150	$149

Province of Quebec Canada
2.875%, 10/16/24	100	101
2.625%, 02/13/23	200	201
2.500%, 04/20/26	300	297

Provincia de Buenos Aires
7.875%, 06/15/27 (B)	495	360
6.500%, 02/15/23 (B)	450	366

Provincia de Cordoba
7.125%, 06/10/21 (B)	970	840

Qatar Government International Bond
5.103%, 04/23/48 (B)	460	504
4.817%, 03/14/49 (B)	2,695	2,834
3.375%, 03/14/24 (B)	3,795	3,831

Republic of Belarus International Bond
7.625%, 06/29/27 (B)	915	982
6.875%, 02/28/23 (B)	1,550	1,624

Republic of Italy Government International Bond
5.375%, 06/15/33	300	320

Republic of Poland Government Bond
2.750%, 04/25/28 (PLN)	8,180	2,131

Republic of South Africa Government International Bond
5.875%, 06/22/30	600	615
4.300%, 10/12/28	1,870	1,745

Russian Federal Bond - OFZ
8.150%, 02/03/27 (RUB)	130,500	2,000

Russian Foreign Bond - Eurobond
5.250%, 06/23/47 (B)	1,600	1,609
5.100%, 03/28/35 (B)	1,000	1,015
4.750%, 05/27/26	1,000	1,030
4.750%, 05/27/26 (B)	200	206

Saudi Government International Bond
5.250%, 01/16/50 (B)	400	427
4.500%, 04/17/30 (B)	785	824

Senegal Government International Bond
8.750%, 05/13/21 (B)	376	406
6.250%, 05/23/33 (B)	735	706
4.750%, 03/13/28 (EUR) (B)	640	709

Sri Lanka Government International Bond
7.850%, 03/14/29 (B)	1,030	1,075
6.850%, 11/03/25 (B)	1,400	1,409
6.825%, 07/18/26 (B)	770	770
6.750%, 04/18/28 (B)	360	355
6.250%, 10/04/20 (B)	210	213
6.250%, 07/27/21 (B)	395	400
6.200%, 05/11/27 (B)	2,040	1,958
5.875%, 07/25/22 (B)	1,030	1,030
5.750%, 04/18/23 (B)	1,010	996

Turkey Government International Bond
7.375%, 02/05/25	716	719
7.250%, 12/23/23	960	966

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)(1)	Value (000)
6.125%, 10/24/28	1,035	$941
6.000%, 03/25/27	1,445	1,320
5.625%, 03/30/21	1,210	1,194
4.250%, 04/14/26	1,250	1,050

Ukraine Government AID Bonds
1.471%, 09/29/21	200	196

Ukraine Government International Bond
8.994%, 02/01/24 (B)	815	818
7.750%, 09/01/21 (B)	214	212
7.750%, 09/01/22 (B)	2,089	2,062
7.750%, 09/01/23 (B)	744	724
7.750%, 09/01/24 (B)	394	379
7.750%, 09/01/25 (B)	1,024	975
7.750%, 09/01/27 (B)	215	200
7.375%, 09/25/32 (B)	1,510	1,345
0.000%, 05/31/40 (A) (B)	314	200

Uruguay Government International Bond
9.875%, 06/20/22 (UYU) (B)	5,900	175
8.500%, 03/15/28 (UYU) (B)	3,940	102
5.100%, 06/18/50	1,676	1,789
4.975%, 04/20/55	1,100	1,152
4.500%, 08/14/24	100	105
4.375%, 01/23/31	30	31

Venezuela Government International Bond
7.750%, 10/13/19 (D)	705	199
7.650%, 04/21/25 (D)	362	104
7.000%, 03/31/38 (D)	422	120

Zambia Government International Bond
8.970%, 07/30/27 (B)	505	369
5.375%, 09/20/22 (B)	680	486

Total Sovereign Debt (Cost $177,289) (000)		177,112

Asset-Backed Securities — 5.5%

Automotive – 3.2%

American Credit Acceptance Receivables Trust, Ser 2018-2, Cl A
2.940%, 01/10/22 (B)	516	516

American Credit Acceptance Receivables Trust, Ser 2018-3, Cl A
2.920%, 08/12/21 (B)	1,484	1,484

American Credit Acceptance Receivables Trust, Ser 2018-3, Cl B
3.490%, 06/13/22 (B)	413	414

Americredit Automobile Receivables Trust, Ser 2018-1, Cl A2A
2.710%, 07/19/21	1,111	1,111

Americredit Automobile Receivables Trust, Ser 2018-2, Cl B
3.450%, 06/18/24	2,063	2,087

AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl A2A
1.830%, 05/18/21	924	922

Description	Face Amount (000)	Value (000)

AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl B
2.360%, 12/19/22	$1,319	$1,309

BMW Floorplan Master Owner Trust, Ser 2018-1, Cl A2
2.804%, VAR ICE LIBOR USD 1 Month+0.320%, 05/15/23 (B)	1,721	1,721

Capital Auto Receivables Asset Trust, Ser 2017-1, Cl A2
1.760%, 06/22/20 (B)	28	28

Carmax Auto Owner Trust, Ser 2019-1, Cl A4
3.260%, 08/15/24	2,914	2,967

CarMax Auto Owner Trust, Ser 2016-4, Cl A4
1.600%, 06/15/22	250	246

CarMax Auto Owner Trust, Ser 2017-3, Cl A2A
1.640%, 09/15/20	321	321

CarMax Auto Owner Trust, Ser 2018-2, Cl A4
3.160%, 07/17/23	731	739

CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/21 (B)	624	623

CPS Auto Receivables Trust, Ser 2018-D, Cl A
3.060%, 01/18/22 (B)	2,470	2,471

CPS Auto Receivables Trust, Ser 2019-A, Cl A
3.180%, 06/15/22 (B)	2,728	2,732

Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A
3.010%, 02/16/27 (B)	1,099	1,100

Credit Acceptance Auto Loan Trust, Ser 2018-3A, Cl A
3.550%, 08/15/27 (B)	835	845

Credit Acceptance Auto Loan Trust, Ser 2019-1A, Cl A
3.330%, 02/15/28 (B)	2,183	2,197

Drive Auto Receivables Trust, Ser 2017-3, Cl B
2.300%, 05/17/21	110	110

Drive Auto Receivables Trust, Ser 2018-1, Cl B
2.880%, 02/15/22	938	938

Drive Auto Receivables Trust, Ser 2018-4, Cl A2A
2.780%, 10/15/20	682	682

Drive Auto Receivables Trust, Ser 2018-4, Cl B
3.360%, 10/17/22	1,818	1,823

Drive Auto Receivables Trust, Ser 2018-4, Cl D
4.090%, 01/15/26	100	102

Drive Auto Receivables Trust, Ser 2019-1, Cl A2A
3.080%, 09/15/21	2,694	2,697

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Drive Auto Receivables Trust, Ser 2019-2, Cl B
3.170%, 11/15/23	$1,599	$1,606

DT Auto Owner Trust, Ser 2018-2A, Cl B
3.430%, 05/16/22 (B)	1,913	1,920

DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/22 (B)	2,844	2,845

DT Auto Owner Trust, Ser 2019-1A, Cl A
3.080%, 09/15/22 (B)	3,269	3,271

Exeter Automobile Receivables Trust, Ser 2018-1A, Cl A
2.210%, 05/17/21 (B)	291	291

Exeter Automobile Receivables Trust, Ser 2018-3A, Cl A
2.900%, 01/18/22 (B)	924	924

First Investors Auto Owner Trust, Ser 2018-1A, Cl A1
2.840%, 05/16/22 (B)	628	627

Flagship Credit Auto Trust, Ser 2019- 1, Cl A
3.110%, 08/15/23 (B)	3,127	3,131

Ford Credit Auto Owner Trust, Ser 2017-B, Cl A2A
1.490%, 05/15/20	158	158

Ford Credit Auto Owner Trust, Ser 2017-C, Cl A3
2.010%, 03/15/22	1,197	1,190

Ford Credit Auto Owner Trust, Ser 2019-A, Cl A4
2.850%, 08/15/24	1,859	1,870

GM Financial Automobile Leasing Trust, Ser 2018-2, Cl A3
3.060%, 06/21/21	100	100

GM Financial Consumer Automobile, Ser 2017-1A, Cl A3
1.780%, 10/18/21 (B)	1,962	1,952

GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl A3
2.320%, 07/18/22	1,130	1,126

GM Financial Consumer Automobile Receivables Trust, Ser 2019-1, Cl A3
2.970%, 11/16/23	57	57

Honda Auto Receivables Owner Trust, Ser 2017-4, Cl A3
2.050%, 11/22/21	1,202	1,196

Honda Auto Receivables Owner Trust, Ser 2018-1, Cl A3
2.640%, 02/15/22	180	180

Nissan Auto Receivables Owner Trust, Ser 2018-B, Cl A3
3.060%, 03/15/23	30	30

Nissan Auto Receivables Owner Trust, Ser 2019-A, Cl A2A
2.820%, 01/18/22	2,673	2,676

Description	Face Amount (000)	Value (000)

Nissan Auto Receivables Owner Trust, Ser 2019-A, Cl A3
2.900%, 10/16/23	$67	$67

Santander Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.320%, 03/15/24	85	85

Santander Drive Auto Receivables Trust, Ser 2018-4, Cl C
3.560%, 07/15/24	50	51

Santander Drive Auto Receivables Trust, Ser 2019-1, Cl B
3.210%, 09/15/23	1,548	1,555

Santander Drive Auto Receivables Trust, Ser 2019-1, Cl C
3.420%, 04/15/25	1,299	1,309

Toyota Auto Receivables Owner Trust, Ser 2017-D, Cl A3
1.930%, 01/18/22	225	223

Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/22 (B)	3,553	3,559

World Omni Auto Receivables Trust, Ser 2018-D, Cl A3
3.330%, 04/15/24	5,000	5,092

		67,276

Credit Card – 1.4%

American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/22	2,849	2,832

American Express Credit Account Master Trust, Ser 2017-6, Cl A
2.040%, 05/15/23	4,274	4,244

American Express Credit Account Master Trust, Ser 2018-9, Cl A
2.864%, VAR ICE LIBOR USD 1 Month+0.380%, 04/15/26	1,307	1,303

American Express Credit Account Master Trust, Ser 2019-1, Cl A
2.870%, 10/15/24	3,024	3,052

BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/22	2,103	2,090

Capital One Multi-Asset Execution Trust, Ser 2017-A1, Cl A1
2.000%, 01/17/23	2,123	2,111

Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/23	1,427	1,415

Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
3.064%, VAR ICE LIBOR USD 1 Month+0.580%, 07/15/27	1,924	1,929

Chase Issuance Trust, Ser 2018-A1, Cl A1
2.684%, VAR ICE LIBOR USD 1 Month+0.200%, 04/17/23	2,070	2,069

Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
2.880%, 01/23/23	$200	$201

Citibank Credit Card Issuance Trust, Ser 2017-A7, Cl A7
2.862%, VAR ICE LIBOR USD 1 Month+0.370%, 08/08/24	2,742	2,745

Citibank Credit Card Issuance Trust, Ser 2017-A8, Cl A8
1.860%, 08/08/22	250	247

Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2
2.818%, VAR ICE LIBOR USD 1 Month+0.330%, 01/20/25	2,078	2,075

Discover Card Execution Note Trust, Ser 2017-A7, Cl A7
2.844%, VAR ICE LIBOR USD 1 Month+0.360%, 04/15/25	2,209	2,207

Discover Card Execution Note Trust, Ser 2018-A5, Cl A5
3.320%, 03/15/24	65	66

Discover Card Execution Note Trust, Ser 2019-A1, Cl A1
3.040%, 07/15/24	80	81

Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A
3.470%, 05/15/26	200	205

		28,872

Other Asset-Backed Securities – 0.9%

AJAX Mortgage Loan Trust, Ser 2016-C, Cl A
4.000%, 10/25/57 (B)	518	518

AJAX Mortgage Loan Trust, Ser 2017-A, Cl A
3.470%, 04/25/57 (B)	228	227

BANK, Ser 2018-BN15, Cl A4
4.407%, 11/15/61	50	55

Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/32 (B)	—	—

Bayview Opportunity Master Fund IVa Trust, Ser 2018-RN3, Cl A1
3.672%, 03/28/33 (B)	—	—

Bayview Opportunity Master Fund IVa Trust, Ser 2019-RN2, Cl A1
3.967%, 03/28/34 (B)	435	435

Bayview Opportunity Master Fund Trust, Ser 2018-RN8, Cl A1
4.066%, 09/28/33 (B)	656	659

Bayview Opportunity Master Fund Trust IVb, Ser 2019-RN1, Cl A1
4.090%, 02/28/34 (B)	575	580

CLUB Credit Trust, Ser 2018-P3, Cl A
3.820%, 01/15/26 (B)	2,226	2,237

Ford Credit Floorplan Master Owner Trust, Ser 2017-3, Cl A
2.480%, 09/15/24	150	149

GCAT, Ser 2017-2, Cl A1
3.500%, 04/25/47 (B)	288	286

Description	Face Amount (000)	Value (000)

GCAT, Ser 2018-1, Cl A1
3.844%, 06/25/48 (B)	$534	$533

Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL1, Cl A1
3.000%, 06/25/57 (B)	453	453

Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL2, Cl A1
3.000%, 07/25/57 (B)	693	684

PRPM, Ser 2017-2A, Cl A1
3.470%, 09/25/22 (B)	599	598

RCO V Mortgage, Ser 2018-1, Cl A1
4.000%, 05/25/23 (B)	1,384	1,390

Vericrest Opportunity Loan Trust, Ser 2019-NPL3, Cl A1
3.967%, 03/25/49 (B)	1,939	1,942

Verizon Owner Trust, Ser 2019-A, Cl A1A
2.930%, 09/20/23	1,845	1,859

VOLT LXVIII, Ser 2018-NPL4, Cl A1A
4.336%, 07/27/48 (B)	1,175	1,180

VOLT LXX, Ser 2018-NPL6, Cl A1A
4.115%, 09/25/48 (B)	2,198	2,206

VOLT LXXI, Ser 2018-NPL7, Cl A1A
3.967%, 09/25/48 (B)	1,588	1,595

VOLT LXXII, Ser 2018-NPL8, Cl A1A
4.213%, 10/26/48 (B)	1,842	1,854

VOLT LXXV, Ser 2019-NPL1, Cl A1A
4.336%, 01/25/49 (B)	262	264

		19,704

Total Asset-Backed Securities (Cost $115,572) (000)		115,852

U.S. Government Agency Obligations — 0.5%

FFCB
1.680%, 10/13/20	100	99
1.550%, 05/08/20	200	198

FHLB
3.250%, 06/09/28 - 11/16/28	405	425
3.000%, 10/12/21	400	407
2.625%, 05/28/20	250	251
2.500%, 02/13/24	220	222
2.300%, 07/19/22	200	199
2.260%, 10/04/22	150	149
2.200%, 01/29/21	155	154
2.160%, 08/17/22	100	99
2.150%, 09/26/22	200	198
1.875%, 11/29/21	150	148

FHLMC
2.750%, 04/12/22	100	100
2.600%, 04/01/21	100	100
2.500%, 04/23/20	750	750
2.375%, 01/13/22	2,589	2,596

FNMA
2.875%, 09/12/23	500	512
2.625%, 09/06/24	1,399	1,419
2.125%, 04/24/26	200	195

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
1.875%, 12/28/20	$131	$130
1.500%, 06/22/20 - 11/30/20	927	916

Tennessee Valley Authority
5.250%, 09/15/39	200	258
2.875%, 02/01/27	250	253

Total U.S. Government Agency Obligations (Cost $9,703) (000)		9,778

Municipal Bonds — 0.3%

Bay Area, Toll Authority RB
6.263%, 04/01/49	200	285

California State GO
4.600%, 04/01/38	315	336
4.500%, 04/01/33	25	27
3.500%, 04/01/28	25	26
3.375%, 04/01/25	20	21
2.800%, 04/01/21	15	15

California State, Department of Water Resources, Power Supply Revenue RB
2.000%, 05/01/22	100	99

Chicago, O’Hare International Airport RB
4.572%, 01/01/54	150	166
4.472%, 01/01/49	50	55

Florida State, Hurricane Catastrophe Fund RB
2.995%, 07/01/20	150	151

Houston GO
3.961%, 03/01/47	150	154

Illinois State GO
5.100%, 06/01/33	1,445	1,420

Illinois State, Sales Tax Securitization RB
3.820%, 01/01/48	100	93

New Jersey State, Transportation Trust Fund Authority RB
6.561%, 12/15/40	470	607
5.754%, 12/15/28	1,365	1,528

New York State, Dormitory Authority RB
4.946%, 08/01/48	100	103

Pennsylvania State, Commonwealth Financing Authority RB
3.864%, 06/01/38	150	152

Port Authority of New York & New Jersey RB
4.031%, 09/01/48	150	162

South Carolina State, Public Service Authority RB
2.388%, 12/01/23	100	97

Texas State, Permanent University Fund - Texas A&M University System RB
3.660%, 07/01/47	100	100

Description	Face Amount (000)	Value (000)

University of California RB
4.858%, 05/15/12	$200	$225
3.349%, 07/01/29	100	103

University of Texas, Taxable Financing System RB
3.354%, 08/15/47	250	238

Wisconsin State RB
3.154%, 05/01/27	200	201

Total Municipal Bonds (Cost $6,198) (000)		6,364

	Shares

Preferred Stock(H) — 0.0%

PES Energy	26,609	86

Total Preferred Stock (Cost $239) (000)		86

Short-Term Investment — 6.1%

State Street Institutional Treasury Money Market Fund, Cl Premier, 2.350% (I)	126,812,640	126,813

Total Short-Term Investment (Cost $126,813) (000)		126,813

Total Investments In Securities — 106.8% (Cost $2,214,522) (000)		$2,229,383

Percentages are based on net assets of $2,086,698 (000).

A list of the open forward foreign currency contracts held by the Fund at March 31, 2019 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (depreciation)
HSBC	04/10/19	EUR	655	USD	747	$12
HSBC	04/15/19	USD	976	ZAR	14,030	(5)
BNP Paribas	04/15/19	ZAR	14,040	USD	1,009	38
BNP Paribas	04/15/19	USD	1,002	ZAR	14,040	(30)
Brown Brothers
Harriman	05/02/19	USD	2,024	PEN	6,753	7
HSBC	05/02/19	MXN	38,560	USD	1,992	16
Barclays PLC	05/13/19	CLP	739,600	USD	1,084	(2)
BNP Paribas	05/13/19	USD	1,532	CLP	1,006,000	(54)
HSBC	05/21/19	TRY	5,708	USD	974	2
Barclays PLC	05/21/19	USD	1,023	TRY	5,708	(50)
Barclays PLC	05/31/19	USD	123	IDR	1,743,000	(2)
HSBC	06/12/19	HUF	299,221	USD	1,074	24
Barclays PLC	06/13/19	EUR	1,824	USD	2,067	7
HSBC	06/19/19	USD	363	INR	25,570	2
Barclays PLC	06/21/19	PLN	4,427	USD	1,164	8
HSBC	06/21/19	PLN	3,982	USD	1,049	9

						$(18)

KP Fixed Income Fund

Schedule of Investments

March 31, 2019 (unaudited)

(1)	In U.S. dollars unless otherwise indicated.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at March 31, 2019 was $252,070 (000) and represents 12.1% of Net Assets.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Security in default on interest payments.
(E)	Credit-linked note.
(F)	Unsettled bank loan. Interest rate not available.
(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(H)	There is currently no rate available.
(I)	The rate reported is the 7-day effective yield as of March 31, 2019.

AID — Agency for International Development

ARS — Argentine Peso

BRL — Brazilian Real

CJSC — Closed Joint Stock Company

Cl — Class

CLP — Chilean Peso

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GEL — Georgian Lari

GNMA — Government National Mortgage Association

GO — General Obligation

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JSC — Joint Stock Company

KZT — Kazakhstan Tenge

LIBOR — London Interbank Offered Rate

LKR — Sri Lanka Rupee

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MXN — Mexican Peso

PEN — Peruvian Sol

PIK — Payment-in-Kind

PJSC — Public Joint Stock Company

PLC — Public Limited Company

PLN —Polish Zloty

RB — Revenue Bond

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

TRY — Turkish Lira

USD — U.S. Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
U.S. Treasury Obligations	$—	$587,540	$—	$587,540
Mortgage- Backed Securities	—	510,775	—	510,775
Corporate Obligations	—	497,234	—	497,234
Loan Participations	—	195,716	2,113	197,829
Sovereign Debt	—	177,112	—	177,112
Asset-Backed Securities	—	115,852	—	115,852
U.S. Government Agency Obligations	—	9,778	—	9,778
Municipal Bonds	—	6,364	—	6,364
Preferred Stock	—	86	—	86
Short-Term Investment	126,813	—	—	126,813

Total Investments in Securities	$126,813	$2,100,457	$2,113	$2,229,383

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts **
Unrealized Appreciation	$—	$125	$—	$125
Unrealized Depreciation	—	(143)	—	(143)

Total Other Financial Instruments	$—	$(18)	$—	$(18)

^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

**	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

As of March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2019, securities with a total market value of $2,113 (000) were transferred between Level 2 and Level 3. Changes in the classification between Level 2 and Level 3 are due to the availability of observable inputs to determine value. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2019, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.